UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2016

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Ten years in the making:
transforming the retirement
investing landscape.

Special feature page 8

American Funds Target Date Retirement Series® Annual report for the year ended October 31, 2016

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment for the periods ended September 30, 2016 (the most recent calendar quarter-end). Returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the gross and net expense ratios as of the series prospectus dated January 1, 2017 (unaudited).

Class A shares	1 year	5 years	Lifetime*	Gross expense ratio	Net expense ratio

American Funds 2060 Target Date Retirement Fund®	6.14%	—	–0.50%	0.97%	0.76%
American Funds 2055 Target Date Retirement Fund®	6.21	11.44%	9.14	0.77	0.77
American Funds 2050 Target Date Retirement Fund®	6.20	11.41	5.07	0.76	0.76
American Funds 2045 Target Date Retirement Fund®	6.15	11.43	5.07	0.75	0.75
American Funds 2040 Target Date Retirement Fund®	6.05	11.37	5.05	0.76	0.76
American Funds 2035 Target Date Retirement Fund®	5.92	11.24	5.00	0.75	0.75
American Funds 2030 Target Date Retirement Fund®	5.32	11.06	4.97	0.74	0.74
American Funds 2025 Target Date Retirement Fund®	4.36	10.31	4.62	0.74	0.74
American Funds 2020 Target Date Retirement Fund®	3.66	8.71	4.12	0.72	0.72
American Funds 2015 Target Date Retirement Fund®	3.40	7.60	3.96	0.70	0.70
American Funds 2010 Target Date Retirement Fund®	3.20	6.68	3.72	0.71	0.71

*	Since February 1, 2007, for all funds except the 2060 Fund, which began March 27, 2015, and the 2055 Fund, which began February 1, 2010.

The target date funds invest in Class R-6 shares of the underlying funds.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Please see americanfunds.com for more information. The investment adviser is currently reimbursing a portion of other expenses for each share class of American Funds 2060 Target Date Fund. The reimbursement will be in effect through at least January 1, 2018, unless modified or terminated by the investment adviser. Investment results and net expense ratios reflect the reimbursement, without which the results would have been lower and the expenses would have been higher. The expense ratios include the weighted average expenses of the underlying American Funds.

For Class R share class results, visit americanfundsretirement.com.

Each target date fund is composed of a mix of the American Funds and is subject to the risks and returns of the underlying funds. Investing outside the United States involves risks such as currency fluctuations, periods of illiquidity and price volatility as more fully described in the funds’ prospectuses. These risks may be heightened in connection with investments in developing countries. Small company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The return of principal for bond funds and for funds with underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Shares of U.S. Government Securities Fund® are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Special feature

8	Target date funds are revolutionizing investing for retirement.

Contents

1	Letter to investors
4	The value of a $10,000 investment
7	Investment approach for American Funds Target Date Retirement Series
14	Investment portfolios
30	Financial statements
101	Board of trustees and other officers

Fellow investors:

It is our pleasure to present this annual report for American Funds Target Date Retirement Series for the fiscal year ended October 31, 2016.

Amid a volatile period for the financial markets, all of the funds in the series advanced. Additionally, each fund outpaced its benchmark Standard & Poor’s Target Date Through Index and respective Lipper peer group measure (as shown in the table on page 2).

For the third consecutive year, a number of funds in the series received Lipper Fund Awards* in recognition of their three- and five-year results. While we’re encouraged by these results and the recognition by Lipper, it is important to maintain a long-term perspective.

How the series works

Each fund in the series is composed of a carefully selected mix of individual American Funds. The underlying funds have objectives that include growth, income, balance and preservation of capital. The Portfolio Oversight Committee, a group of American Funds investment professionals, oversees each target date fund’s portfolio. The mix of funds focuses on growth while retirement is at a distance and becomes more income-oriented approaching and through retirement. This gradual shift over the course of time is referred to as the “glide path” and is illustrated on page 7. The broadly diversified nature of the funds has helped them weather challenging market environments.

Economic update

The U.S. economy accelerated modestly through the period to the fastest rate of growth in two years. Gross domestic product (GDP) registered a 3.2% annualized gain in the third quarter of 2016 compared to just a 0.8% increase in the first quarter. September employment data pointed to a healthy labor market with low unemployment and rising wages. Despite fears that the U.K.’s decision to leave the European Union would take a severe toll on consumer and business confidence, the economy remained steady. EU third-quarter GDP rose at an annualized rate of 1.4%, unchanged from the second quarter.

Economic growth in China remained steady; at the end of both the second and third quarters, GDP stood at 6.7%. Stimulus measures and an increase in new loans fueled infrastructure spending and triggered a rally in real estate markets. Meanwhile, Japan’s economy expanded for a third consecutive quarter — the country’s longest period of growth since 2013. GDP increased to an annualized rate of 2.2% in the third quarter as exports rebounded.

Stock markets

The U.S. stock market advanced despite increased volatility. Ongoing concern over tepid growth and falling oil prices sent markets plummeting in January, but stocks began to recover on upbeat domestic data heading into March. Standard & Poor’s 500 Composite Index (a market capitalization-weighted index based on the results of 500 widely held common stocks) reached a record-high in mid-August on positive economic news and strong quarterly earnings before pulling back ahead of the U.S. presidential election to end the fiscal period with a gain of 4.51%.

*	Based on the three- and five-year consistent returns as defined by superior consistency and risk-adjusted return when compared to the Lipper Mixed-Asset Target Date Fund peer groups. The 2016 Lipper Fund Awards were awarded on March 23, 2016, and based on the periods ended November 30, 2015.

American Funds Target Date Retirement Series	1

Results at a glance

For periods ended October 31, 2016, with distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years		Lifetime (since 2/1/07)

American Funds 2060 Target Date Retirement Fund	3.79%	—		2.17%[1]
Standard & Poor’s Target Date Through 2060+ Index	3.16	—		1.00
Standard & Poor’s Target Date Through 2055 Index	3.18	—		1.01
Lipper Mixed-Asset Target 2055+ Funds Index	2.88	—		0.57

American Funds 2055 Target Date Retirement Fund	3.78	10.42%		9.67	[2]
Standard & Poor’s Target Date Through 2055 Index	3.18	9.81		9.54
Lipper Mixed-Asset Target 2055+ Funds Index	2.88	9.08	[3]	9.02	[3]

American Funds 2050 Target Date Retirement Fund	3.76	10.42		5.46
Standard & Poor’s Target Date Through 2050 Index	3.24	9.78		4.72
Lipper Mixed-Asset Target 2050 Funds Index	2.62	8.42		3.74	[3]

American Funds 2045 Target Date Retirement Fund	3.76	10.42		5.46
Standard & Poor’s Target Date Through 2045 Index	3.29	9.72		4.67
Lipper Mixed-Asset Target 2045 Funds Index	2.86	8.85		4.11	[3]

American Funds 2040 Target Date Retirement Fund	3.72	10.38		5.45
Standard & Poor’s Target Date Through 2040 Index	3.34	9.59		4.76
Lipper Mixed-Asset Target 2040 Funds Index	2.76	8.34		3.74

American Funds 2035 Target Date Retirement Fund	3.73	10.28		5.40
Standard & Poor’s Target Date Through 2035 Index	3.42	9.39		4.76
Lipper Mixed-Asset Target 2035 Funds Index	3.02	8.42		4.08	[3]

American Funds 2030 Target Date Retirement Fund	3.69	10.17		5.39
Standard & Poor’s Target Date Through 2030 Index	3.45	9.05		4.77
Lipper Mixed-Asset Target 2030 Funds Index	3.11	7.75		3.87

American Funds 2025 Target Date Retirement Fund	3.83	9.59		5.06
Standard & Poor’s Target Date Through 2025 Index	3.52	8.59		4.68
Lipper Mixed-Asset Target 2025 Funds Index	3.50	7.34		3.93	[3]

American Funds 2020 Target Date Retirement Fund	3.92	8.31		4.58
Standard & Poor’s Target Date Through 2020 Index	3.53	7.89		4.53
Lipper Mixed-Asset Target 2020 Funds Index	3.31	6.46		4.08

American Funds 2015 Target Date Retirement Fund	4.40	7.46		4.43
Standard & Poor’s Target Date Through 2015 Index	3.56	7.14		4.58
Lipper Mixed-Asset Target 2015 Funds Index	3.73	5.66		3.80

American Funds 2010 Target Date Retirement Fund	4.38	6.73		4.21
Standard & Poor’s Target Date Through 2010 Index	3.59	6.26		4.53
Lipper Mixed-Asset Target 2010 Funds Index	3.87	5.22		3.90
Standard & Poor’s 500 Composite Index	4.51	13.57		6.30
MSCI All Country World Index (ACWI) ex USA	0.22	3.64		0.80
Bloomberg Barclays U.S. Aggregate Index	4.37	2.90		4.71

The S&P 500 is a market capitalization-weighted index based on the results of 500 widely held common stocks. The MSCI ACWI ex USA is a free float-adjusted market capitalization-weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. Source: MSCI. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. These indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Lipper indexes track the largest funds (no more than 30) represented by one share class per fund, in the corresponding Lipper category. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper indexes and averages track target date funds in five-year increments. The S&P Target Date Style Index Series (“Through” variant), a subset of the S&P Target Date Index Series, comprises a set of multi-asset-class indexes, each corresponding to a particular target date. The “Through” variant indexes are based on funds with an asset allocation and glide path that aim to be more sensitive to longevity risk at, and beyond, the retirement date. Each index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used. S&P source: S&P Dow Jones Indices LLC. Bloomberg Barclays source: Bloomberg Index Services Ltd.

[1]	For the period March 27, 2015, commencement of 2060 Fund operations, through October 31, 2016.
[2]	For the period February 1, 2010, commencement of 2055 Fund operations, through October 31, 2016.
[3]	The Lipper index was not in existence for the entire period. Results shown are for the corresponding Lipper average.

2	American Funds Target Date Retirement Series

International market returns varied greatly during the period, with the MSCI ACWI (All Country World Index) ex USA (a leading benchmark for developed and developing markets outside the U.S.) edging just 0.22% higher. Resource-dependent markets such as Australia, Brazil, Canada and Russia generally recorded strong gains as commodity prices and currency exchange rates recovered from sharp declines. China and Japan experienced modest advances. In Europe, markets in the U.K., France, Germany, Greece, Italy and Switzerland lost ground.

All of the market indexes shown in this report are unmanaged and, therefore, have no expenses. MSCI results are net of withholding taxes. Investors cannot invest directly in an index.

Bond markets

In December of 2015, the U.S. Federal Reserve raised interest rates for the first time in nearly a decade, reflecting its belief that the U.S. economy was on a path to sustainable improvement. Although the Fed did not increase interest rates again during the funds’ fiscal year, the yield on the benchmark 10-year U.S. Treasury note fell 32 basis points to 1.84% as investors focused on the potential for a hike before the close of 2016. In bond markets, the Bloomberg Barclays U.S. Aggregate Index rose 4.37% for the 12 months ended October 31.

Hoping to stimulate the economy and boost stagnant inflation, the Bank of Japan adopted negative interest rates in January and set a long-term interest rate target in September. The European Central Bank further expanded its stimulus measures in March by cutting key lending rates further into negative territory. Following the Brexit vote in June, the Bank of England reduced its benchmark interest rate and announced it would start buying bonds in a bid to spur lending activity and buoy the economy.

Results for the series

Since target date funds are composed of a combination of individual American Funds, their results reflect those of the underlying funds.

For the funds’ fiscal year, domestic-oriented growth-and-income equity funds such as American Mutual Fund®, The Investment Company of America® and Washington Mutual Investors FundSM were key contributors to results. Among bond funds, The Bond Fund of America®, American Funds Inflation Linked Bond Fund® and Capital World Bond Fund® also were additive, providing a broadly stabilizing influence. The results of growth funds with greater exposure to overseas markets, such as EuroPacific Growth Fund®, New Perspective Fund® and The New Economy Fund®, trailed those of more U.S.-focused funds.

As always, we would remind shareholders of the importance of maintaining a long-term view when considering their investments. As you can see in the table on page 2, all funds in the target date series, with the exception of the 2060 Fund that was introduced just last year, have posted positive five-year results. We look forward to the 10-year anniversary of the series in February 2017.

Outlook and perspective

The potential rate increase by the Fed in December and the prospect of a stronger dollar may create headwinds for the global economy. It seems likely that fiscal stimulus efforts will continue to play a significant role as governments and central banks throughout the world do what they can to boost inflation levels and encourage economic growth.

Thank you for choosing to make American Funds Target Date Retirement Series part of your investment portfolio. We look forward to reporting to you again in six months’ time.

Cordially,

John H. Smet

Vice Chairman of the Board

Michael J. Downer

President

December 8, 2016

For current information about the series, visit americanfunds.com.

American Funds Target Date Retirement Series	3

The value of a $10,000 investment

(for periods ended October 31, 2016, with distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.1 Thus, the net amount invested was $9,425.

2060 Fund

Average annual total returns6 based on a $1,000 investment

(for the periods ended October 31, 2016)*

	1 year	Lifetime (since 3/27/15)

Class A shares	–2.19%	–1.55%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2055 Fund

Average annual total returns6 based on a $1,000 investment

(for the periods ended October 31, 2016)*

	1 year	5 years	Lifetime (since 2/1/10)

Class A shares	–2.21%	9.12%	8.71%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2040 Fund

Average annual total returns6 based on a $1,000 investment

(for the periods ended October 31, 2016)*

	1 year	5 years	Lifetime (since 2/1/07)

Class A shares	–2.24%	9.08%	4.81%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2035 Fund

Average annual total returns6 based on a $1,000 investment

(for the periods ended October 31, 2016)*

	1 year	5 years	Lifetime (since 2/1/07)

Class A shares	–2.22%	8.98%	4.76%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Standard & Poor’s 500 Composite Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. The index is made up entirely of stocks. American Funds target date funds are a blend of stocks and bonds and are managed to reduce volatility. S&P source: S&P Dow Jones Indices LLC.
[3]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
[4]	The S&P Target Date Style Index Series (“Through” variant), a subset of the S&P Target Date Index Series, comprises a set of multi-asset-class indexes, each corresponding to a particular target date. The “Through” variant indexes are based on funds with an asset allocation and glide path that aim to be more sensitive to longevity risk at, and beyond, the retirement date. Each index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index

4	American Funds Target Date Retirement Series

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

2050 Fund

Average annual total returns6 based on a $1,000 investment

(for the periods ended October 31, 2016)*

	1 year	5 years	Lifetime (since 2/1/07)

Class A shares	–2.22%	9.13%	4.82%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2045 Fund

Average annual total returns6 based on a $1,000 investment

(for the periods ended October 31, 2016)*

	1 year	5 years	Lifetime (since 2/1/07)

Class A shares	–2.17%	9.13%	4.82%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2030 Fund

Average annual total returns6 based on a $1,000 investment

(for the periods ended October 31, 2016)*

	1 year	5 years	Lifetime (since 2/1/07)

Class A shares	–2.29%	8.88%	4.75%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2025 Fund

Average annual total returns6 based on a $1,000 investment

(for the periods ended October 31, 2016)*

	1 year	5 years	Lifetime (since 2/1/07)

Class A shares	–2.16%	8.31%	4.42%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.

[5]	The fund has selected the S&P Target Date Through 2060+ Index to replace the S&P Target Date Through 2055 Index as its broad-based securities market index. The S&P Target Date Through 2060+ Index is newly available and better reflects the glide path of the fund going forward than the S&P Target Date Through 2055 Index.
[6]	The investment adviser has in the past reimbursed certain expenses for all share classes. Investment results reflect the reimbursements, without which the results would have been lower. The investment adviser is currently reimbursing a portion of other expenses for American Funds 2060 Target Date Fund.

The reimbursement will be in effect through at least January 1, 2018, unless modified or terminated by the investment adviser. Investment results reflect the reimbursement, without which the results would have been lower.

The results shown are before taxes on fund distributions and sale of fund shares.

American Funds Target Date Retirement Series	5

2020 Fund

Average annual total returns6 based on a $1,000 investment

(for the periods ended October 31, 2016)*

	1 year	5 years	Lifetime (since 2/1/07)

Class A shares	–2.03%	7.03%	3.95%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2015 Fund

Average annual total returns6 based on a $1,000 investment

(for the periods ended October 31, 2016)*

	1 year	5 years	Lifetime (since 2/1/07)

Class A shares	–1.64%	6.19%	3.80%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2010 Fund

Average annual total returns6 based on a $1,000 investment

(for the periods ended October 31, 2016)*

	1 year	5 years	Lifetime (since 2/1/07)

Class A shares	–1.60%	5.48%	3.57%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Standard & Poor’s 500 Composite Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. The index is made up entirely of stocks. American Funds target date funds are a blend of stocks and bonds and are managed to reduce volatility. S&P source: S&P Dow Jones Indices LLC.
[3]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
[4]	The S&P Target Date Style Index Series (“Through” variant), a subset of the S&P Target Date Index Series, comprises a set of multi-asset-class indexes, each corresponding to a particular target date. The “Through” variant indexes are based on funds with an asset allocation and glide path that aim to be more sensitive to longevity risk at, and beyond, the retirement date. Each index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.
[5]	The fund has selected the S&P Target Date Through 2060+ Index to replace the S&P Target Date Through 2055 Index as its broad-based securities market index. The S&P Target Date Through 2060+ Index is newly available and better reflects the glide path of the fund going forward than the S&P Target Date Through 2055 Index.
[6]	The investment adviser has in the past reimbursed certain expenses for all share classes. Investment results reflect the reimbursements, without which the results would have been lower. The investment adviser is currently reimbursing a portion of other expenses for American Funds 2060 Target Date Fund. The reimbursement will be in effect through at least January 1, 2018, unless modified or terminated by the investment adviser. Investment results reflect the reimbursement, without which the results would have been lower.

The results shown are before taxes on fund distributions and sale of fund shares.

6	American Funds Target Date Retirement Series

Investment approach for American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 11 target date funds manages risk over time, adjusting the blend of assets as its target date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth-oriented funds will be highest during the years furthest from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two decades or more for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income, balanced and fixed income funds. The investment portfolios beginning on page 14 show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target date will begin to shift their allocations sooner. Investment allocations and underlying funds are as of October 31, 2016. Allocation percentages and underlying funds are subject to the Portfolio Oversight Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit americanfundsretirement.com.

Distinguishing points of our glide path

•	The funds in the series are actively managed 30 years past retirement so that participants can use a single fund for their entire lives.

•	The funds have meaningful equity exposure approaching and throughout retirement to help participants manage the risk of outliving their savings.

•	The funds place a growing emphasis on dividends, with the objective of generating income and managing volatility.

Active management

American Funds Target Date Retirement Series is actively managed. Our Portfolio Oversight Committee continually monitors the underlying fund allocations in each target date fund and, if necessary, makes changes in response to market conditions or other considerations. Each target date fund will continue to be managed for approximately 30 years after the fund reaches its target date. The target date corresponds to the year an investor expects to retire and possibly start withdrawing money. The funds may be subject to an allocation approach that will not meet an investor’s retirement goals. The target allocations shown are as of January 1, 2017, and are subject to the Portfolio Oversight Committee’s discretion. The funds investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations. Underlying funds may be added or removed during the year. For quarterly updates of fund allocations, visit americanfundsretirement.com.

American Funds Target Date Retirement Series	7

8	American Funds Target Date Retirement Series

“Making target date funds a default investment was a vast improvement since there’s never enough return from cash to build an adequate retirement base.” — Jim Lovelace

Target date funds are revolutionizing investing for retirement.

Ten years ago, the Pension Protection Act went into effect, putting into place some key features of 401(k) plans that most of us now take for granted: automatic enrollment and qualified default investment alternatives (QDIAs). Target date funds have since emerged as the clear favorite among QDIAs, with 85% of plans now offering them.

These features have helped to boost participant rates in employer-sponsored retirement plans by over 20%. In addition, annual contributions to such plans have increased by more than a third.

Prior to the Act’s passage, the most common default investment was into cash funds that protected savings. Now, investors have the potential for stronger returns with auto-enrollment into target date funds that include stocks and bonds. “Making target date funds a default investment was a vast improvement since there’s never enough return from cash to build an adequate retirement base,” explains Jim Lovelace, principal investment officer of the series and a portfolio manager on some of the underlying funds.

The resulting rise of target date mutual funds has been remarkable, with assets spiking tenfold from $71 billion in 2005 to $763 billion in 2015.

How investors benefit

Target date funds offer the convenience of professional management for retirement assets in a single easy-to-use investment. Simply choosing a fund with a target year that’s closest to the year they plan to retire allows investors to “set it and forget it.” Each target date fund provides diversification, with a mix of stock and bond funds that changes over time. This gradual shift is called a glide path.

When investors are further from retirement, the mix is more growth-oriented. The Portfolio Oversight Committee, a group of experienced investment professionals, sets the fund allocations so they become more conservative as retirement approaches. This helps mitigate the impact of market declines.

In addition, the glide path of American Funds Target Date Retirement Series adjusts for 30 years beyond the target date, so participants can remain invested in the funds throughout their retirement.

American Funds Target Date Retirement Series	9

American Funds Target Date Retirement Series focuses on investor objectives by having a meaningful equity exposure throughout retirement. The mix of equity funds slowly shifts from having more high-growth stocks to an increasing amount of dividend-paying stocks as the retirement date nears.

A glide path designed for investor success

An important consideration for American Funds in designing the series was understanding the characteristics of participants. Enrollees wouldn’t necessarily have an investment advisor or many assets outside of their retirement plan. In addition, they may not have saved enough for retirement.

American Funds Target Date Retirement Series’ philosophy is to build wealth to address longevity risk, or the risk of outliving one’s savings. Therefore, the series is designed to continue to build assets with a diversified mix of equities in retirement.

The series balances this objective with preserving wealth by attempting to mitigate market risk, or the risk of losing money. A market decline close to retirement may leave assets with little time to recover before needing to be withdrawn. The series seeks to manage volatility with active management, income funds and global diversification.

“Designing objective-based funds seeking the best balance of return and risk has always been part of our DNA,” notes Brad Vogt, a member of the Portfolio Oversight Committee and a manager on several of the underlying funds.

A glide path within a glide path

The objective-based approach of the Target Date Retirement Series also focuses on having a meaningful equity exposure throughout retirement. Our “glide path within a glide path” means that as a participant ages, the mix of equity funds slowly shifts from having more high-growth stocks to an increasing amount of dividend-paying stocks as the retirement date nears.

All target date funds reduce their amount of equity holdings over time. However, in contrast to our approach, many target date funds have the same mix of growth funds

10	American Funds Target Date Retirement Series

American Funds Target Date Retirement Series has the most underlying funds in Morningstar’s “Fantastic 45.”

For the fifth year in a row, we’re proud to report that more than half of the underlying equity-focused funds in American Funds Target Date Retirement Series evaluated by Morningstar® made their “Fantastic” list. Eleven American Funds were named to the list — the most of any target date series in the industry.*

*	Source: Morningstar, Fund Spy article, September 13, 2016. Morningstar evaluated funds based on eight criteria that included manager tenure, fund results and expense ratios, as well as Morningstar risk, parent and analyst ratings.
†	The target date funds’ underlying holdings are as of October 31, 2016. Not all 11 funds listed in the “Fantastic 45” are in each target date fund. Not all of the underlying funds in the target date series are shown here. Underlying funds may change over time.

American Funds Target Date Retirement Series	11

“Designing objective-based funds seeking the best balance of return and risk has always been part of our DNA.” — Brad Vogt

A history of superior risk-adjusted returns.

For the third consecutive year, eight of our target date funds were recognized by Lipper* for their risk-adjusted returns. Class R-6 shares of seven funds in American Funds Target Date Retirement Series were cited as Best Mixed-Asset Target Funds for multiple time frames, and an eighth was recognized for a single period.

From Thomson Reuters Lipper Awards, ©2016 Thomson Reuters.

All rights reserved.

*	The 2016 Lipper Awards were awarded on March 23, 2016, and based on the periods ended November 30, 2015. Lipper awards recognize fund families and individual mutual funds that have achieved superior consistency and risk-adjusted returns for three, five- and 10-year periods relative to their peers.

and income funds. “To us that seems inappropriate,” Brad adds. “Both the types and amount of stock and bond funds should be based on an investor’s age and risk tolerance.”

Because dividends can help to cushion a portfolio during market declines, the glide path within a glide path allows the series to maintain a meaningful level of equity exposure in retirement with a moderate level of volatility. The series’ bond funds also have a glide path within a glide path that fits well into an asset allocation mix with equities. The mix of bonds shifts from those focused on income toward those with the potential for strong downside protection through retirement.

The quality of the underlying funds

Of course, any target date fund is only as good as its underlying funds. For example, certain underlying funds seek to generate growth or growth and income. New World Fund® seeks to provide growth exposure to developing markets with less volatility. The fund invests in developing world stocks and bonds while also owning the stocks of multinational companies with significant revenues from developing markets. Capital World Growth and Income Fund® seeks long-term growth with a higher income objective than its peers.

Income-oriented strategies include equity-income and bond funds. Capital Income Builder® seeks to provide a growing stream of income with up to 50% of assets invested outside of the United States. The Bond Fund of America® is a well-diversified fixed income fund focused on high-quality securities.

Based on measures such as returns and low costs, more than half of the underlying equity-focused funds in American Funds Target Date Retirement Series were named by Morningstar to their “Fantastic” list — more than any other target date series in the industry. We believe this is a testament to the series’ potential to help investors pursue their retirement savings objectives.

A long-term approach

The challenge for target date fund managers is designing a glide path that addresses investment goals over such an extended period. Therefore, it helps that American Funds has 85 years of investing experience through a variety of market cycles, with 72% of the underlying funds in the series having a track record of 25 years or longer.

What’s more, these funds have beaten their respective benchmark indexes in 92% of rolling 10-year periods as of the most recent calendar year-end.

“The average participant is saving for and then living in retirement for potentially 60 years or more. To be invested in a target date fund that has a history with over 25 years of returns for many of the underlying funds is meaningful,” says Jim.

The managers of the underlying American Funds also have significant investments in the funds they manage. Morningstar®

12	American Funds Target Date Retirement Series

has found that funds with managers who invest alongside shareholders generally have better risk-adjusted returns.

On the basis of their three- and five-year results, several American Funds Target Date Retirement Series funds received Lipper awards for the third consecutive year.

The series’ history of superior risk-adjusted returns is among the most visible examples of how American Funds endeavors to address investors’ goals of appreciation, income and preservation. “All of us here care deeply about how the series’ glide path helps participants achieve a more secure retirement,” states Brad.

The future of target date funds

Target date mutual funds are likely to remain popular. By 2020, they are expected to grow more than 50% to $1.3 trillion, with target date strategies representing nearly a quarter of all defined contribution plan assets.

“Looking out over the next 10 years, the potential for target date funds is great, since their glide paths provide investors a sensible approach to enhance living in retirement,” says Jim. ■

Investment goals change as participants near retirement.

Generally, retirement plan participants face two primary risks:

•	Longevity risk (the threat of outliving their savings)
•	Market risk (volatility of returns)

To address longevity risk, target date series typically seek capital appreciation from stocks and other relatively volatile assets. To address market risk, they typically seek stability from fixed income and other lower volatility assets.

Early in their careers during the accumulation period, participants need investments that provide growth potential. Over time, stability becomes more of a priority, but the role of appreciation — providing for future needs — never disappears.

The primary challenge for a target date series, then, is to strike an appropriate balance of appreciation and stability at each point in a participant’s lifespan.

American Funds Target Date Retirement Series	13

American Funds 2060 Target Date Retirement Fund

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	348,378	$9,375
EuroPacific Growth Fund, Class R-6	114,565	5,357
New Perspective Fund, Class R-6	255,446	9,375
New World Fund, Inc., Class R-6	99,518	5,357
SMALLCAP World Fund, Inc., Class R-6	202,831	9,375
The Growth Fund of America, Class R-6	216,060	9,375
The New Economy Fund, Class R-6	147,334	5,357
		53,571

Growth-and-income funds 45%
American Mutual Fund, Class R-6	296,872	10,714
Capital World Growth and Income Fund, Class R-6	210,199	9,375
Fundamental Investors, Class R-6	200,714	10,714
International Growth and Income Fund, Class R-6	185,366	5,357
The Investment Company of America, Class R-6	335,843	12,053
Washington Mutual Investors Fund, Class R-6	299,538	12,054
		60,267

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	270,450	6,696
American Funds Global Balanced Fund, Class R-6	225,618	6,697
		13,393

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	473,909	6,696

Total investment securities 100% (cost: $132,457,000)		133,927
Other assets less liabilities 0%		28

Net assets 100%		$133,955

See Notes to Financial Statements

14	American Funds Target Date Retirement Series

American Funds 2055 Target Date Retirement Fund

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	3,107,265	$83,616
EuroPacific Growth Fund, Class R-6	1,021,689	47,774
New Perspective Fund, Class R-6	2,278,379	83,617
New World Fund, Inc., Class R-6	887,501	47,774
SMALLCAP World Fund, Inc., Class R-6	1,809,178	83,620
The Growth Fund of America, Class R-6	1,927,092	83,617
The New Economy Fund, Class R-6	1,313,921	47,774
		477,792

Growth-and-income funds 45%
American Mutual Fund, Class R-6	2,647,900	95,563
Capital World Growth and Income Fund, Class R-6	1,874,782	83,615
Fundamental Investors, Class R-6	1,790,158	95,559
International Growth and Income Fund, Class R-6	1,653,027	47,773
The Investment Company of America, Class R-6	2,995,547	107,510
Washington Mutual Investors Fund, Class R-6	2,671,724	107,510
		537,530

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	2,410,761	59,690
American Funds Global Balanced Fund, Class R-6	2,011,176	59,692
		119,382

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	4,249,198	60,041

Total investment securities 100% (cost: $1,161,498,000)		1,194,745
Other assets less liabilities 0%		(578)

Net assets 100%		$1,194,167

See Notes to Financial Statements

American Funds Target Date Retirement Series	15

American Funds 2050 Target Date Retirement Fund

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	7,450,668	$200,497
EuroPacific Growth Fund, Class R-6	2,449,181	114,524
New Perspective Fund, Class R-6	5,463,567	200,513
New World Fund, Inc., Class R-6	2,127,326	114,514
SMALLCAP World Fund, Inc., Class R-6	4,345,078	200,830
The Growth Fund of America, Class R-6	4,620,822	200,497
The New Economy Fund, Class R-6	3,149,598	114,519
		1,145,894

Growth-and-income funds 45%
American Mutual Fund, Class R-6	6,349,101	229,139
Capital World Growth and Income Fund, Class R-6	4,494,962	200,475
Fundamental Investors, Class R-6	4,292,340	229,125
International Growth and Income Fund, Class R-6	3,966,292	114,626
The Investment Company of America, Class R-6	7,183,037	257,799
Washington Mutual Investors Fund, Class R-6	6,413,180	258,067
		1,289,231

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	5,786,330	143,270
American Funds Global Balanced Fund, Class R-6	4,829,688	143,345
		286,615

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	10,223,241	144,454

Total investment securities 100% (cost: $2,679,128,000)		2,866,194
Other assets less liabilities 0%		(1,310)

Net assets 100%		$2,864,884

See Notes to Financial Statements

16	American Funds Target Date Retirement Series

American Funds 2045 Target Date Retirement Fund

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	9,207,489	$247,774
EuroPacific Growth Fund, Class R-6	3,026,783	141,532
New Perspective Fund, Class R-6	6,751,317	247,773
New World Fund, Inc., Class R-6	2,629,449	141,543
SMALLCAP World Fund, Inc., Class R-6	5,363,602	247,906
The Growth Fund of America, Class R-6	5,710,384	247,774
The New Economy Fund, Class R-6	3,892,654	141,537
		1,415,839

Growth-and-income funds 43%
American Mutual Fund, Class R-6	7,452,673	268,967
Capital World Growth and Income Fund, Class R-6	5,236,564	233,551
Fundamental Investors, Class R-6	5,038,718	268,967
International Growth and Income Fund, Class R-6	4,896,108	141,497
The Investment Company of America, Class R-6	8,480,863	304,378
Washington Mutual Investors Fund, Class R-6	7,572,211	304,706
		1,522,066

Equity-income and Balanced funds 12%
American Balanced Fund, Class R-6	7,720,389	191,157
American Funds Global Balanced Fund, Class R-6	5,966,660	177,090
Capital Income Builder, Class R-6	493,434	28,367
The Income Fund of America, Class R-6	1,337,965	28,392
		425,006

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	12,629,917	178,461

Total investment securities 100% (cost: $3,326,720,000)		3,541,372
Other assets less liabilities 0%		(1,704)

Net assets 100%		$3,539,668

See Notes to Financial Statements

American Funds Target Date Retirement Series	17

American Funds 2040 Target Date Retirement Fund

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	14,500,726	$390,215
EuroPacific Growth Fund, Class R-6	4,765,583	222,839
New Perspective Fund, Class R-6	10,631,425	390,173
New World Fund, Inc., Class R-6	4,138,753	222,789
SMALLCAP World Fund, Inc., Class R-6	8,452,921	390,694
The Growth Fund of America, Class R-6	8,993,190	390,214
The New Economy Fund, Class R-6	6,128,676	222,839
		2,229,763

Growth-and-income funds 38%
American Mutual Fund, Class R-6	10,191,251	367,802
Capital World Growth and Income Fund, Class R-6	6,989,302	311,723
Fundamental Investors, Class R-6	6,887,884	367,675
International Growth and Income Fund, Class R-6	6,951,423	200,896
The Investment Company of America, Class R-6	11,794,301	423,298
Washington Mutual Investors Fund, Class R-6	11,105,774	446,896
		2,118,290

Equity-income and Balanced funds 17%
American Balanced Fund, Class R-6	13,526,343	334,913
American Funds Global Balanced Fund, Class R-6	10,161,054	301,580
Capital Income Builder, Class R-6	2,723,207	156,557
The Income Fund of America, Class R-6	7,384,081	156,690
		949,740

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	19,915,239	281,402

Total investment securities 100% (cost: $5,204,209,000)		5,579,195
Other assets less liabilities 0%		(2,354)

Net assets 100%		$5,576,841

See Notes to Financial Statements

18	American Funds Target Date Retirement Series

American Funds 2035 Target Date Retirement Fund

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Growth funds 38%
AMCAP Fund, Class R-6	15,380,539	$413,890
EuroPacific Growth Fund, Class R-6	5,360,138	250,640
New Perspective Fund, Class R-6	11,961,182	438,975
New World Fund, Inc., Class R-6	4,190,354	225,567
SMALLCAP World Fund, Inc., Class R-6	8,980,567	415,082
The Growth Fund of America, Class R-6	9,538,851	413,891
The New Economy Fund, Class R-6	6,202,980	225,540
		2,383,585

Growth-and-income funds 35%
American Mutual Fund, Class R-6	10,420,187	376,065
Capital World Growth and Income Fund, Class R-6	7,024,935	313,312
Fundamental Investors, Class R-6	7,047,161	376,178
International Growth and Income Fund, Class R-6	6,517,487	188,355
The Investment Company of America, Class R-6	12,228,648	438,886
Washington Mutual Investors Fund, Class R-6	12,491,083	502,641
		2,195,437

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	15,211,696	376,642
American Funds Global Balanced Fund, Class R-6	12,696,777	376,840
Capital Income Builder, Class R-6	4,375,018	251,520
The Income Fund of America, Class R-6	11,863,030	251,733
		1,256,735

Fixed income funds 7%
American Funds Inflation Linked Bond Fund, Class R-6	5,104,335	50,533
U.S. Government Securities Fund, Class R-6	27,771,676	392,414
		442,947

Total investment securities 100% (cost: $5,881,542,000)		6,278,704
Other assets less liabilities 0%		(2,088)

Net assets 100%		$6,276,616

See Notes to Financial Statements

American Funds Target Date Retirement Series	19

American Funds 2030 Target Date Retirement Fund

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Growth funds 29%
AMCAP Fund, Class R-6	16,402,076	$441,380
EuroPacific Growth Fund, Class R-6	6,510,013	304,408
New Perspective Fund, Class R-6	14,360,869	527,044
New World Fund, Inc., Class R-6	3,549,884	191,090
SMALLCAP World Fund, Inc., Class R-6	8,821,933	407,750
The Growth Fund of America, Class R-6	10,172,916	441,403
The New Economy Fund, Class R-6	4,564,880	165,979
		2,479,054

Growth-and-income funds 35%
American Mutual Fund, Class R-6	14,207,626	512,753
Capital World Growth and Income Fund, Class R-6	9,579,340	427,239
Fundamental Investors, Class R-6	9,606,171	512,777
International Growth and Income Fund, Class R-6	8,868,339	256,295
The Investment Company of America, Class R-6	16,674,648	598,453
Washington Mutual Investors Fund, Class R-6	17,027,699	685,195
		2,992,712

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	20,741,016	513,548
American Funds Global Balanced Fund, Class R-6	17,307,442	513,685
Capital Income Builder, Class R-6	5,954,040	342,298
The Income Fund of America, Class R-6	16,156,524	342,841
		1,712,372

Fixed income funds 16%
American Funds Inflation Linked Bond Fund, Class R-6	24,294,331	240,514
American Funds Mortgage Fund, Class R-6	16,748,933	172,179
Capital World Bond Fund, Class R-6	8,554,868	171,097
Intermediate Bond Fund of America, Class R-6	10,098,461	137,541
U.S. Government Securities Fund, Class R-6	46,373,538	655,258
		1,376,589

Total investment securities 100% (cost: $7,994,434,000)		8,560,727
Other assets less liabilities 0%		(3,634)

Net assets 100%		$8,557,093

20	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 10/31/2016 (000)
U.S. Government Securities Fund, Class R-6	32,857,232	15,284,181	1,767,875	46,373,538	$7,920	$655,258
American Funds Inflation Linked Bond Fund, Class R-6	15,074,122	9,959,334	739,125	24,294,331	877	240,514
American Funds Mortgage Fund, Class R-6	5,771,274	11,221,570	243,911	16,748,933	1,961	172,179
					$10,758	$1,067,951

See Notes to Financial Statements

American Funds Target Date Retirement Series	21

American Funds 2025 Target Date Retirement Fund

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Growth funds 18%
AMCAP Fund, Class R-6	12,049,781	$324,260
EuroPacific Growth Fund, Class R-6	5,180,641	242,247
New Perspective Fund, Class R-6	11,077,942	406,560
New World Fund, Inc., Class R-6	959,054	51,626
SMALLCAP World Fund, Inc., Class R-6	3,375,276	156,005
The Growth Fund of America, Class R-6	6,724,145	291,761
		1,472,459

Growth-and-income funds 33%
American Mutual Fund, Class R-6	13,613,438	491,309
Capital World Growth and Income Fund, Class R-6	9,154,775	408,303
Fundamental Investors, Class R-6	8,593,205	458,705
International Growth and Income Fund, Class R-6	7,369,617	212,982
The Investment Company of America, Class R-6	15,029,452	539,407
Washington Mutual Investors Fund, Class R-6	14,654,097	589,681
		2,700,387

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	19,838,619	491,204
American Funds Global Balanced Fund, Class R-6	16,554,584	491,340
Capital Income Builder, Class R-6	5,696,192	327,474
The Income Fund of America, Class R-6	15,456,246	327,982
		1,638,000

Fixed income funds 29%
American Funds Inflation Linked Bond Fund, Class R-6	36,501,638	361,366
American Funds Mortgage Fund, Class R-6	40,076,354	411,985
Capital World Bond Fund, Class R-6	20,472,171	409,443
Intermediate Bond Fund of America, Class R-6	36,271,002	494,011
The Bond Fund of America, Class R-6	12,581,949	164,195
U.S. Government Securities Fund, Class R-6	38,439,874	543,155
		2,384,155

Total investment securities 100% (cost: $7,699,656,000)		8,195,001
Other assets less liabilities 0%		(3,687)

Net assets 100%		$8,191,314

22	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 10/31/2016 (000)
U.S. Government Securities Fund, Class R-6	28,031,922	12,322,302	1,914,350	38,439,874	$6,644	$543,155
American Funds Mortgage Fund, Class R-6	28,363,648	13,530,961	1,818,255	40,076,354	6,298	411,985
American Funds Inflation Linked Bond Fund, Class R-6	25,855,279	12,224,408	1,578,049	36,501,638	1,493	361,366
					$14,435	$1,316,506

See Notes to Financial Statements

American Funds Target Date Retirement Series	23

American Funds 2020 Target Date Retirement Fund

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Growth funds 11%
AMCAP Fund, Class R-6	9,278,370	$249,681
EuroPacific Growth Fund, Class R-6	3,269,277	152,871
New Perspective Fund, Class R-6	8,171,962	299,911
The Growth Fund of America, Class R-6	4,029,295	174,831
		877,294

Growth-and-income funds 28%
American Mutual Fund, Class R-6	13,039,728	470,604
Capital World Growth and Income Fund, Class R-6	8,083,631	360,530
Fundamental Investors, Class R-6	6,754,872	360,575
International Growth and Income Fund, Class R-6	4,364,968	126,148
The Investment Company of America, Class R-6	12,236,114	439,154
Washington Mutual Investors Fund, Class R-6	10,913,373	439,154
		2,196,165

Equity-income and Balanced funds 22%
American Balanced Fund, Class R-6	16,568,511	410,236
American Funds Global Balanced Fund, Class R-6	12,757,139	378,632
Capital Income Builder, Class R-6	8,138,819	467,901
The Income Fund of America, Class R-6	22,047,245	467,843
		1,724,612

Fixed income funds 39%
American Funds Inflation Linked Bond Fund, Class R-6	45,948,362	454,889
American Funds Mortgage Fund, Class R-6	41,350,095	425,079
American High-Income Trust, Class R-6	15,301,763	155,772
Capital World Bond Fund, Class R-6	19,578,212	391,564
Intermediate Bond Fund of America, Class R-6	52,068,010	709,166
The Bond Fund of America, Class R-6	37,331,250	487,173
U.S. Government Securities Fund, Class R-6	31,189,248	440,704
		3,064,347

Total investment securities 100% (cost: $7,365,601,000)		7,862,418
Other assets less liabilities 0%		(3,452)

Net assets 100%		$7,858,966

24	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 10/31/2016 (000)
Intermediate Bond Fund of America, Class R-6	39,456,494	15,394,591	2,783,075	52,068,010	$9,153	$709,166
American Funds Inflation Linked Bond Fund, Class R-6	33,723,255	14,205,413	1,980,306	45,948,362	1,961	454,889
U.S. Government Securities Fund, Class R-6	24,252,776	8,709,032	1,772,560	31,189,248	5,539	440,704
American Funds Mortgage Fund, Class R-6	29,901,562	13,321,234	1,872,701	41,350,095	6,530	425,079
					$23,183	$2,029,838

See Notes to Financial Statements

American Funds Target Date Retirement Series	25

American Funds 2015 Target Date Retirement Fund

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Growth funds 3%
AMCAP Fund, Class R-6	1,544,537	$41,564
New Perspective Fund, Class R-6	1,141,017	41,875
The Growth Fund of America, Class R-6	498,590	21,634
		105,073

Growth-and-income funds 25%
American Mutual Fund, Class R-6	5,632,468	203,276
Capital World Growth and Income Fund, Class R-6	3,029,211	135,103
Fundamental Investors, Class R-6	2,537,626	135,458
International Growth and Income Fund, Class R-6	1,165,569	33,685
The Investment Company of America, Class R-6	4,711,294	169,088
Washington Mutual Investors Fund, Class R-6	4,208,873	169,365
		845,975

Equity-income and Balanced funds 27%
American Balanced Fund, Class R-6	4,955,153	122,690
American Funds Global Balanced Fund, Class R-6	3,409,606	101,197
Capital Income Builder, Class R-6	6,008,210	345,412
The Income Fund of America, Class R-6	16,303,146	345,953
		915,252

Fixed income funds 45%
American Funds Inflation Linked Bond Fund, Class R-6	24,013,858	237,737
American Funds Mortgage Fund, Class R-6	19,860,484	204,166
American High-Income Trust, Class R-6	16,782,847	170,849
Capital World Bond Fund, Class R-6	8,486,847	169,737
Intermediate Bond Fund of America, Class R-6	22,494,750	306,378
The Bond Fund of America, Class R-6	20,848,086	272,068
U.S. Government Securities Fund, Class R-6	12,021,714	169,867
		1,530,802

Total investment securities 100% (cost: $3,202,645,000)		3,397,102
Other assets less liabilities 0%		(1,808)

Net assets 100%		$3,395,294

26	American Funds Target Date Retirement Series

American Funds 2015 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 10/31/2016 (000)
American Funds Inflation Linked Bond Fund, Class R-6	20,961,638	4,531,187	1,478,967	24,013,858	$1,201	$237,737
American Funds Mortgage Fund, Class R-6	16,517,833	4,608,020	1,265,369	19,860,484	3,362	204,166
					$4,563	$441,903

See Notes to Financial Statements

American Funds Target Date Retirement Series	27

American Funds 2010 Target Date Retirement Fund

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Growth-and-income funds 23%
American Mutual Fund, Class R-6	3,160,512	$114,063
Capital World Growth and Income Fund, Class R-6	1,824,078	81,354
Fundamental Investors, Class R-6	1,372,841	73,282
International Growth and Income Fund, Class R-6	426,902	12,337
The Investment Company of America, Class R-6	2,608,151	93,607
Washington Mutual Investors Fund, Class R-6	2,329,497	93,739
		468,382

Equity-income and Balanced funds 30%
American Balanced Fund, Class R-6	2,470,533	61,171
American Funds Global Balanced Fund, Class R-6	2,062,134	61,204
Capital Income Builder, Class R-6	4,257,733	244,777
The Income Fund of America, Class R-6	11,553,311	245,161
		612,313

Fixed income funds 47%
American Funds Inflation Linked Bond Fund, Class R-6	14,443,045	142,986
American Funds Mortgage Fund, Class R-6	11,931,579	122,657
American High-Income Trust, Class R-6	10,080,829	102,623
Capital World Bond Fund, Class R-6	5,072,529	101,450
Intermediate Bond Fund of America, Class R-6	16,510,272	224,870
Short-Term Bond Fund of America, Class R-6	4,000,134	40,001
The Bond Fund of America, Class R-6	12,488,821	162,979
U.S. Government Securities Fund, Class R-6	4,568,341	64,551
		962,117

Total investment securities 100% (cost: $1,991,775,000)		2,042,812
Other assets less liabilities 0%		(989)

Net assets 100%		$2,041,823

28	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 10/31/2016 (000)
American Funds Inflation Linked Bond Fund, Class R-6	12,971,967	3,201,776	1,730,698	14,443,045	$724	$142,986
American Funds Mortgage Fund, Class R-6*	10,230,789	3,030,493	1,329,703	11,931,579	2,001	—
					$2,725	$142,986

*Unaffiliated issuer at 10/31/2016.

See Notes to Financial Statements

American Funds Target Date Retirement Series	29

Financial statements

Statements of assets and liabilities
at October 31, 2016

	2060 Fund		2055 Fund	2050 Fund	2045 Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$133,927		$1,194,745	$2,866,194	$3,541,372
Affiliated issuers	—		—	—	—
Receivables for:
Sales of investments	—		—	—	—
Sales of fund’s shares	1,253		4,462	8,461	9,327
Dividends	6		59	143	177
Total assets	135,186		1,199,266	2,874,798	3,550,876

Liabilities:
Payables for:
Purchases of investments	1,027		2,488	3,567	5,344
Repurchases of fund’s shares	134		1,932	4,869	3,984
Services provided by related parties	70		675	1,465	1,865
Trustees’ deferred compensation	—	*	2	9	10
Other	—	*	2	4	5
Total liabilities	1,231		5,099	9,914	11,208
Net assets at October 31, 2016	$133,955		$1,194,167	$2,864,884	$3,539,668

Net assets consist of:
Capital paid in on shares of beneficial interest	$130,996		$1,132,018	$2,598,707	$3,228,430
Undistributed net investment income	30		503	4,139	5,995
Undistributed net realized gain	1,459		28,399	74,972	90,591
Net unrealized appreciation	1,470		33,247	187,066	214,652
Net assets at October 31, 2016	$133,955		$1,194,167	$2,864,884	$3,539,668

Investment securities, at cost:
Unaffiliated issuers	$132,457		$1,161,498	$2,679,128	$3,326,720
Affiliated issuers	—		—	—	—

*	Amount less than one thousand.

See Notes to Financial Statements

30	American Funds Target Date Retirement Series

(dollars in thousands)

2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$5,579,195	$6,278,704	$7,492,776	$6,878,495	$5,832,580	$2,955,199	$1,899,826
—	—	1,067,951	1,316,506	2,029,838	441,903	142,986

—	—	—	352	—	—	—
13,279	16,350	16,929	15,199	18,953	5,099	4,279
280	388	1,028	1,883	3,247	2,008	1,250
5,592,754	6,295,442	8,578,684	8,212,435	7,884,618	3,404,209	2,048,341

5,579	2,980	5,176	1,883	10,913	2,084	1,529
7,624	12,539	12,214	14,952	10,969	5,078	4,067
2,684	3,277	4,159	4,243	3,723	1,725	903
17	20	29	30	34	23	16
9	10	13	13	13	5	3
15,913	18,826	21,591	21,121	25,652	8,915	6,518
$5,576,841	$6,276,616	$8,557,093	$8,191,314	$7,858,966	$3,395,294	$2,041,823

$5,046,078	$5,711,523	$7,766,517	$7,511,366	$7,191,563	$3,129,469	$1,956,660
13,335	16,406	31,077	40,078	51,067	31,551	22,561
142,442	151,525	193,206	144,525	119,519	39,817	11,565
374,986	397,162	566,293	495,345	496,817	194,457	51,037
$5,576,841	$6,276,616	$8,557,093	$8,191,314	$7,858,966	$3,395,294	$2,041,823

$5,204,209	$5,881,542	$6,937,884	$6,399,875	$5,362,274	$2,773,228	$1,854,958
—	—	1,056,550	1,299,781	2,003,327	429,417	136,817

American Funds Target Date Retirement Series	31

Statements of assets and liabilities
at October 31, 2016

		2060 Fund	2055 Fund	2050 Fund	2045 Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$38,032	$267,789	$588,202	$687,649
	Shares outstanding	3,704	16,922	46,029	52,606
	Net asset value per share	$10.27	$15.82	$12.78	$13.07
Class B:	Net assets	$16	$15	$24	$141
	Shares outstanding	2	1	2	11
	Net asset value per share	$10.28	$15.82	$12.69	$12.92
Class C:	Net assets	$4,666	$21,301	$32,456	$38,562
	Shares outstanding	458	1,368	2,585	3,001
	Net asset value per share	$10.18	$15.58	$12.55	$12.85
Class F-1:	Net assets	$242	$1,189	$2,483	$2,008
	Shares outstanding	24	75	195	154
	Net asset value per share	$10.29	$15.78	$12.74	$13.04
Class F-2:	Net assets	$571	$1,443	$4,575	$2,617
	Shares outstanding	55	91	358	200
	Net asset value per share	$10.30	$15.85	$12.79	$13.10
Class R-1:	Net assets	$165	$2,114	$8,207	$8,790
	Shares outstanding	16	137	657	687
	Net asset value per share	$10.21	$15.49	$12.49	$12.79
Class R-2:	Net assets	$20,998	$175,316	$338,084	$455,383
	Shares outstanding	2,063	11,302	27,029	35,697
	Net asset value per share	$10.18	$15.51	$12.51	$12.76
Class R-2E:	Net assets	$557	$3,716	$10,988	$18,706
	Shares outstanding	54	237	869	1,445
	Net asset value per share	$10.25	$15.69	$12.64	$12.94
Class R-3:	Net assets	$19,404	$187,465	$440,643	$534,961
	Shares outstanding	1,897	11,963	34,871	41,411
	Net asset value per share	$10.23	$15.67	$12.64	$12.92
Class R-4:	Net assets	$15,742	$182,660	$416,918	$522,027
	Shares outstanding	1,532	11,561	32,699	40,016
	Net asset value per share	$10.27	$15.80	$12.75	$13.05
Class R-5E:	Net assets	$1,020	$9,746	$26,045	$30,310
	Shares outstanding	99	617	2,041	2,323
	Net asset value per share	$10.28	$15.81	$12.76	$13.05
Class R-5:	Net assets	$7,851	$86,871	$215,668	$255,553
	Shares outstanding	761	5,448	16,743	19,383
	Net asset value per share	$10.31	$15.94	$12.88	$13.18
Class R-6:	Net assets	$24,691	$254,542	$780,591	$982,961
	Shares outstanding	2,393	15,946	60,761	74,790
	Net asset value per share	$10.32	$15.96	$12.85	$13.14

See Notes to Financial Statements

32	American Funds Target Date Retirement Series

(dollars and shares in thousands, except per-share amounts)

2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$1,011,919	$1,166,399	$1,549,567	$1,730,478	$1,704,150	$977,525	$572,690
78,120	91,499	121,993	142,172	146,114	89,243	55,401
$12.95	$12.75	$12.70	$12.17	$11.66	$10.95	$10.34
$119	$88	$442	$176	$220	$31	$18
9	7	35	15	19	3	2
$12.82	$12.60	$12.55	$12.05	$11.56	$10.85	$10.33
$47,866	$62,052	$79,758	$96,980	$83,691	$39,553	$21,947
3,756	4,948	6,385	8,103	7,290	3,667	2,155
$12.74	$12.54	$12.49	$11.97	$11.48	$10.79	$10.19
$4,192	$5,723	$12,468	$11,847	$12,897	$6,438	$2,981
325	450	986	977	1,110	590	289
$12.92	$12.72	$12.65	$12.12	$11.62	$10.91	$10.31
$5,163	$7,210	$15,364	$24,054	$22,149	$12,382	$4,784
398	565	1,208	1,975	1,898	1,129	462
$12.97	$12.76	$12.71	$12.18	$11.67	$10.96	$10.35
$16,438	$17,614	$28,655	$22,023	$20,089	$12,844	$5,203
1,297	1,417	2,295	1,843	1,753	1,197	509
$12.67	$12.43	$12.48	$11.95	$11.46	$10.73	$10.23
$624,237	$781,930	$913,164	$913,045	$733,520	$321,862	$130,411
49,296	62,711	73,488	76,689	64,158	29,960	12,827
$12.66	$12.47	$12.43	$11.91	$11.43	$10.74	$10.17
$27,178	$39,083	$41,769	$49,587	$43,196	$25,993	$15,868
2,120	3,099	3,321	4,114	3,742	2,399	1,551
$12.82	$12.61	$12.58	$12.05	$11.55	$10.84	$10.23
$772,760	$925,358	$1,267,384	$1,237,101	$1,147,940	$513,018	$262,399
60,266	73,358	100,821	102,700	99,346	47,261	25,573
$12.82	$12.61	$12.57	$12.05	$11.55	$10.86	$10.26
$825,169	$886,550	$1,261,001	$1,166,781	$1,172,657	$425,217	$302,469
63,837	69,699	99,466	96,029	100,686	38,873	29,301
$12.93	$12.72	$12.68	$12.15	$11.65	$10.94	$10.32
$48,174	$54,878	$69,175	$83,272	$84,505	$29,241	$32,886
3,724	4,310	5,454	6,851	7,258	2,675	3,187
$12.94	$12.73	$12.68	$12.16	$11.64	$10.93	$10.32
$370,094	$432,204	$526,581	$542,675	$473,926	$180,703	$118,932
28,338	33,637	41,126	44,243	40,328	16,380	11,426
$13.06	$12.85	$12.80	$12.27	$11.75	$11.03	$10.41
$1,823,532	$1,897,527	$2,791,765	$2,313,295	$2,360,026	$850,487	$571,235
140,033	148,148	218,777	189,025	201,305	77,331	55,013
$13.02	$12.81	$12.76	$12.24	$11.72	$11.00	$10.38

American Funds Target Date Retirement Series	33

Statements of operations

for the year ended October 31, 2016

	2060 Fund		2055 Fund	2050 Fund	2045 Fund
Investment income:
Income:
Dividends:
Unaffiliated issuers	$1,182		$14,229	$35,630	$44,118
Affiliated issuers	—		—	—	—
	1,182		14,229	35,630	44,118

Fees and expenses*:
Investment advisory services	6		123	325	394
Distribution services	255		2,897	6,527	8,078
Transfer agent services	105		1,253	2,880	3,585
Reports to shareholders	3		31	77	94
Registration statement and prospectus	157		253	337	375
Trustees’ compensation	—	†	5	13	15
Auditing and legal	3		6	11	12
Custodian	11		11	11	11
Other	—	†	1	4	5
Total fees and expenses before waivers	540		4,580	10,185	12,569
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	6		123	325	394
Miscellaneous fee reimbursements	137		—	—	—
Total waivers/reimbursements of fees and expenses	143		123	325	394
Total fees and expenses after waivers/reimbursements	397		4,457	9,860	12,175
Net investment income	785		9,772	25,770	31,943

Net realized gain and unrealized appreciation (depreciation):
Net realized (loss) gain on sale of investments:
Unaffiliated issuers	(506)		(2,282)	(4,827)	(6,103)
Affiliated issuers	—		—	—	—
Capital gain distributions received	2,175		31,211	81,178	98,288
Net realized gain	1,669		28,929	76,351	92,185
Net unrealized appreciation (depreciation)	1,469		3,192	(1,198)	992
Net realized gain and unrealized appreciation (depreciation)	3,138		32,121	75,153	93,177

Net increase in net assets resulting from operations	$3,923		$41,893	$100,923	$125,120

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

34	American Funds Target Date Retirement Series

(dollars in thousands)

2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$72,676	$83,781	$110,813	$111,105	$111,108	$67,619	$42,222
—	—	10,758	14,435	23,183	4,563	2,725
72,676	83,781	121,571	125,540	134,291	72,182	44,947

638	713	1,006	988	1,004	480	293
11,954	14,319	18,922	19,212	17,961	8,614	4,503
5,311	6,300	8,255	8,350	7,811	3,743	1,979
150	167	234	228	228	107	65
492	485	578	575	558	315	261
25	28	39	38	38	18	11
17	18	24	23	23	13	9
11	11	11	11	11	11	11
8	9	12	11	12	5	2
18,606	22,050	29,081	29,436	27,646	13,306	7,134

638	713	1,006	988	1,004	480	293
—	—	—	—	—	—	—
638	713	1,006	988	1,004	480	293
17,968	21,337	28,075	28,448	26,642	12,826	6,841
54,708	62,444	93,496	97,092	107,649	59,356	38,106

(8,711)	(12,154)	(15,797)	(19,004)	(14,418)	(7,386)	(10,529)
—	—	(923)	(2,045)	(2,538)	(376)	(412)
153,519	166,596	216,634	175,230	147,425	52,952	27,042
144,808	154,442	199,914	154,181	130,469	45,190	16,101
(4,518)	195	(3,129)	23,189	26,421	24,696	20,139

140,290	154,637	196,785	177,370	156,890	69,886	36,240
$194,998	$217,081	$290,281	$274,462	$264,539	$129,242	$74,346

American Funds Target Date Retirement Series	35

Statements of changes in net assets

	2060 Fund		2055 Fund		2050 Fund
	Year ended October 31	Period ended October 31	Year ended October 31		Year ended October 31
	2016	2015*	2016	2015	2016	2015
Operations:
Net investment income	$785	$46	$9,772	$5,835	$25,770	$18,081
Net realized gain (loss)	1,669	(36)	28,929	25,324	76,351	80,314
Net unrealized appreciation (depreciation)	1,469	1	3,192	(22,931)	(1,198)	(71,939)
Net increase in net assets resulting from operations	3,923	11	41,893	8,228	100,923	26,456

Dividends and distributions paid to shareholders:
Dividends from net investment income	(363)	—	(4,463)	(2,977)	(11,155)	(9,952)
Distributions from net realized gain on investments	(16)	—	(24,493)	(10,307)	(79,341)	(38,061)
Total dividends and distributions paid to shareholders	(379)	—	(28,956)	(13,284)	(90,496)	(48,013)

Net capital share transactions	104,785	25,615	463,257	315,696	942,920	631,869

Total increase in net assets	108,329	25,626	476,194	310,640	953,347	610,312

Net assets:
Beginning of period	25,626	—	717,973	407,333	1,911,537	1,301,225
End of period	$133,955	$25,626	$1,194,167	$717,973	$2,864,884	$1,911,537
Undistributed (distributions in excess of) net investment income	$30	$42	$503	$— †	$4,139	$(6)

See Notes to Financial Statements

36	American Funds Target Date Retirement Series

(dollars in thousands)

2045 Fund		2040 Fund		2035 Fund		2030 Fund		2025 Fund
Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31
2016	2015	2016	2015	2016	2015	2016	2015	2016	2015

$31,943	$21,631	$54,708	$39,546	$62,444	$44,437	$93,496	$66,186	$97,092	$68,957
92,185	94,406	144,808	159,795	154,442	201,062	199,914	270,681	154,181	280,238
992	(85,150)	(4,518)	(145,988)	195	(187,201)	(3,129)	(252,048)	23,189	(282,993)
125,120	30,887	194,998	53,353	217,081	58,298	290,281	84,819	274,462	66,202

(13,630)	(12,424)	(27,348)	(22,473)	(27,099)	(27,358)	(46,127)	(37,466)	(48,765)	(41,276)
(94,019)	(40,292)	(159,314)	(77,500)	(201,771)	(76,041)	(270,921)	(122,729)	(278,541)	(99,162)
(107,649)	(52,716)	(186,662)	(99,973)	(228,870)	(103,399)	(317,048)	(160,195)	(327,306)	(140,438)

1,204,191	814,014	1,792,196	1,185,351	2,074,011	1,361,230	2,626,874	1,948,369	2,400,763	1,926,574

1,221,662	792,185	1,800,532	1,138,731	2,062,222	1,316,129	2,600,107	1,872,993	2,347,919	1,852,338

2,318,006	1,525,821	3,776,309	2,637,578	4,214,394	2,898,265	5,956,986	4,083,993	5,843,395	3,991,057
$3,539,668	$2,318,006	$5,576,841	$3,776,309	$6,276,616	$4,214,394	$8,557,093	$5,956,986	$8,191,314	$5,843,395

$5,995	$(5)	$13,335	$3,699	$16,406	$843	$31,077	$7,234	$40,078	$9,039

See page 38 for footnotes.

American Funds Target Date Retirement Series	37

Statements of changes in net assets	(dollars in thousands)

	2020 Fund		2015 Fund		2010 Fund
	Year ended October 31		Year ended October 31		Year ended October 31
	2016	2015	2016	2015	2016	2015
Operations:
Net investment income	$107,649	$78,997	$59,356	$52,001	$38,106	$34,494
Net realized gain (loss)	130,469	172,936	45,190	120,139	16,101	52,657
Net unrealized appreciation (depreciation)	26,421	(180,133)	24,696	(151,538)	20,139	(76,995)
Net increase in net assets resulting from operations	264,539	71,800	129,242	20,602	74,346	10,156

Dividends and distributions paid to shareholders:
Dividends from net investment income	(67,371)	(49,434)	(31,966)	(31,066)	(24,021)	(19,225)
Distributions from net realized gain on investments	(171,432)	(99,293)	(118,889)	(59,405)	(53,066)	(41,150)
Total dividends and distributions paid to shareholders	(238,803)	(148,727)	(150,855)	(90,471)	(77,087)	(60,375)

Net capital share transactions	1,855,556	1,822,153	536,658	546,829	275,274	456,945

Total increase in net assets	1,881,292	1,745,226	515,045	476,960	272,533	406,726

Net assets:
Beginning of period	5,977,674	4,232,448	2,880,249	2,403,289	1,769,290	1,362,564
End of period	$7,858,966	$5,977,674	$3,395,294	$2,880,249	$2,041,823	$1,769,290
Undistributed (distributions in excess of) net investment income	$51,067	$27,725	$31,551	$12,337	$22,561	$11,717

*	For the period March 27, 2015, commencement of operations, through October 31, 2015.
†	Amount less than one thousand.

See Notes to Financial Statements

38	American Funds Target Date Retirement Series

Notes to financial statements

1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of 11 funds (the “funds”) — American Funds 2060 Target Date Retirement Fund (“2060 Fund”), American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”) is the series’ investment adviser and adviser to the underlying funds.

Each fund in the series has 13 share classes consisting of five retail share classes (Classes A, B, C, as well as two F share classes, F-1 and F-2) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class F-1 and F-2	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class B shares of each fund are not available for purchase.

On November 20, 2015, each fund in the series made an additional retirement plan share class (Class R-5E) available for sale pursuant to an amendment to the series’ registration statement filed with the U.S. Securities and Exchange Commission. Refer to the series’ prospectus for more details.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

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Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 65 to 86.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2016, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

40	American Funds Target Date Retirement Series

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target and are expected to lessen as the fund approaches its target.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks

American Funds Target Date Retirement Series	41

associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and

42	American Funds Target Date Retirement Series

increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the underlying fund may invest and the various risks associated with those derivatives is included in the underlying fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Management — The investment adviser to the fund and to the underlying funds actively manages the underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

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5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2016, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The series, except for 2060 Fund, is not subject to examination by U.S. federal tax authorities for tax years before 2012 and by state tax authorities for tax years before 2011. 2060 Fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2015, the year the fund commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; and amortization of premiums and discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

As of October 31, 2016, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	2060	2055	2050	2045	2040	2035
	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$30	$506	$4,168	$6,005	$13,352	$16,425
Undistributed long-term capital gain	2,021	30,807	79,942	96,958	151,655	164,043
Gross unrealized appreciation on investment securities	1,026	34,253	189,231	217,588	385,781	400,578
Gross unrealized depreciation on investment securities	(118)	(3,413)	(7,155)	(9,303)	(20,008)	(15,934)
Net unrealized appreciation on investment securities	908	30,840	182,076	208,285	365,773	384,644
Cost of investment securities	133,019	1,163,905	2,684,118	3,333,087	5,213,422	5,894,060
Reclassification to undistributed net investment income from undistributed net realized gain	20	284	721	903	1,444	1,941
Reclassification to capital paid in on shares of beneficial interest from undistributed net investment income	454	5,090	11,191	13,216	19,168	21,723
Reclassification to capital paid in on shares of beneficial interest from undistributed net realized gain	133	98	261	269	273	229

		2030	2025	2020	2015	2010
		Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income		$31,133	$40,309	$51,394	$32,354	$22,577
Undistributed long-term capital gain		209,819	163,673	134,270	46,028	19,310
Gross unrealized appreciation on investment securities		575,390	498,892	497,356	202,369	50,866
Gross unrealized depreciation on investment securities		(25,739)	(22,900)	(15,587)	(14,908)	(7,579)
Net unrealized appreciation on investment securities		549,651	475,992	481,769	187,461	43,287
Cost of investment securities		8,011,076	7,719,009	7,380,649	3,209,641	1,999,525
Reclassification to undistributed net investment income from undistributed net realized gain		5,308	8,257	8,612	3,846	2,691
Reclassification to capital paid in on shares of beneficial interest from undistributed net investment income		28,834	25,545	25,548	12,022	5,932
Reclassification to capital paid in on shares of beneficial interest from undistributed net realized gain		492	—	—	95	—

44	American Funds Target Date Retirement Series

No distributions were paid to shareholders of 2060 Fund during the period March 27, 2015, commencement of operations, through October 31, 2015. The tax character of distributions paid to shareholders was as follows (dollars in thousands):

2060 Fund

	Year ended October 31, 2016
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$212		$9		$221
Class B	—	*	—	*	—	*
Class C	6		—	*	6
Class F-1	—	*	—	*	—	*
Class F-2	8		—	*	8
Class R-1	—	*	—	*	—	*
Class R-2	30		2		32
Class R-2E	—	*	—	*	—	*
Class R-3	36		2		38
Class R-4	24		1		25
Class R-5E†	—	*	—	*	—	*
Class R-5	8		—	*	8
Class R-6	39		2		41
Total	$363		$16		$379

2055 Fund

	Year ended October 31, 2016						Year ended October 31, 2015
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$1,379		$6,460		$7,839		$1,185		$3,340		$4,525
Class B	—	*	1		1		—	*	1		1
Class C	30		401		431		24		78		102
Class F-1	4		16		20		1		2		3
Class F-2	4		15		19		1		2		3
Class R-1	—		54		54		2		34		36
Class R-2	105		4,266		4,371		219		2,177		2,396
Class R-2E	4		13		17		—	*	—	*	—	*
Class R-3	508		4,100		4,608		444		1,934		2,378
Class R-4	765		3,522		4,287		425		1,246		1,671
Class R-5E†	—	*	—	*	—	*
Class R-5	406		1,424		1,830		239		539		778
Class R-6	1,258		4,221		5,479		437		954		1,391
Total	$4,463		$24,493		$28,956		$2,977		$10,307		$13,284

See page 49 for footnotes.

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2050 Fund

	Year ended October 31, 2016						Year ended October 31, 2015
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$3,016		$19,360		$22,376		$3,528		$11,532		$15,060
Class B	—		2		2		1		2		3
Class C	45		708		753		41		143		184
Class F-1	7		43		50		3		8		11
Class F-2	19		88		107		3		8		11
Class R-1	—		298		298		10		182		192
Class R-2	—		11,420		11,420		519		7,063		7,582
Class R-2E	8		37		45		—	*	—	*	—	*
Class R-3	1,228		14,139		15,367		1,370		6,870		8,240
Class R-4	1,762		11,084		12,846		1,511		4,960		6,471
Class R-5E†	—	*	—	*	—	*
Class R-5	1,075		4,900		5,975		978		2,453		3,431
Class R-6	3,995		17,262		21,257		1,988		4,840		6,828
Total	$11,155		$79,341		$90,496		$9,952		$38,061		$48,013

2045 Fund

	Year ended October 31, 2016						Year ended October 31, 2015
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$3,564		$21,777		$25,341		$4,157		$11,376		$15,533
Class B	—		12		12		1		5		6
Class C	53		802		855		41		131		172
Class F-1	3		20		23		3		7		10
Class F-2	7		31		38		—	*	1		1
Class R-1	—		329		329		31		230		261
Class R-2	—		14,863		14,863		859		7,926		8,785
Class R-2E	7		34		41		—	*	—	*	—	*
Class R-3	1,424		15,972		17,396		1,887		7,894		9,781
Class R-4	2,188		13,197		15,385		1,892		5,218		7,110
Class R-5E†	—	*	—	*	—	*
Class R-5	1,337		5,895		7,232		1,244		2,674		3,918
Class R-6	5,047		21,087		26,134		2,309		4,830		7,139
Total	$13,630		$94,019		$107,649		$12,424		$40,292		$52,716

2040 Fund

	Year ended October 31, 2016						Year ended October 31, 2015
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$6,513		$35,525		$42,038		$6,876		$21,024		$27,900
Class B	—		12		12		2		10		12
Class C	99		1,077		1,176		63		220		283
Class F-1	10		53		63		6		17		23
Class F-2	23		93		116		7		15		22
Class R-1	—		673		673		28		472		500
Class R-2	538		22,714		23,252		1,316		13,661		14,977
Class R-2E	21		91		112		—	*	—	*	—	*
Class R-3	2,959		25,850		28,809		2,946		13,562		16,508
Class R-4	4,266		22,739		27,005		3,326		10,071		13,397
Class R-5E†	—	*	—	*	—	*
Class R-5	2,418		9,829		12,247		2,246		5,356		7,602
Class R-6	10,501		40,658		51,159		5,657		13,092		18,749
Total	$27,348		$159,314		$186,662		$22,473		$77,500		$99,973

46	American Funds Target Date Retirement Series

2035 Fund

	Year ended October 31, 2016						Year ended October 31, 2015
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$6,822		$45,558		$52,380		$8,419		$20,472		$28,891
Class B	—		14		14		3		10		13
Class C	113		1,795		1,908		125		320		445
Class F-1	17		106		123		10		23		33
Class F-2	21		107		128		14		27		41
Class R-1	—		718		718		43		440		483
Class R-2	214		31,712		31,926		2,217		14,765		16,982
Class R-2E	33		168		201		—	*	—	*	—	*
Class R-3	2,846		33,683		36,529		4,328		14,800		19,128
Class R-4	4,294		28,106		32,400		4,145		9,903		14,048
Class R-5E†	—	*	—	*	—	*
Class R-5	2,538		12,398		14,936		2,614		5,054		7,668
Class R-6	10,201		47,406		57,607		5,440		10,227		15,667
Total	$27,099		$201,771		$228,870		$27,358		$76,041		$103,399

2030 Fund

	Year ended October 31, 2016				Year ended October 31, 2015
				Total					Total
				dividends and					dividends and
	Ordinary		Long-term	distributions	Ordinary		Long-term		distributions
Share class	income		capital gains	paid	income		capital gains		paid
Class A	$10,629		$58,293	$68,922	$10,991		$31,713		$42,704
Class B	—	*	17	17	3		11		14
Class C	199		2,083	2,282	111		355		466
Class F-1	37		180	217	17		42		59
Class F-2	53		224	277	15		34		49
Class R-1	—		1,132	1,132	72		830		902
Class R-2	1,048		36,423	37,471	2,488		21,569		24,057
Class R-2E	20		99	119	—	*	—	*	—	*
Class R-3	5,496		47,457	52,953	5,813		24,277		30,090
Class R-4	7,200		39,050	46,250	6,093		17,370		23,463
Class R-5E†	—	*	1	1
Class R-5	3,443		14,335	17,778	3,244		7,409		10,653
Class R-6	18,002		71,627	89,629	8,619		19,119		27,738

Total	$46,127		$270,921	$317,048	$37,466		$122,729		$160,195

See page 49 for footnotes.

American Funds Target Date Retirement Series	47

2025 Fund

	Year ended October 31, 2016						Year ended October 31, 2015
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$12,718		$67,787		$80,505		$13,545		$28,684		$42,229
Class B	—		14		14		3		8		11
Class C	279		2,620		2,899		159		368		527
Class F-1	44		219		263		26		46		72
Class F-2	114		472		586		23		40		63
Class R-1	—		933		933		84		531		615
Class R-2	1,691		39,061		40,752		3,536		18,227		21,763
Class R-2E	12		56		68		—	*	—	*	—	*
Class R-3	5,705		46,660		52,365		6,963		20,136		27,099
Class R-4	7,133		37,417		44,550		6,301		13,249		19,550
Class R-5E†	—	*	—	*	—	*
Class R-5	3,809		15,557		19,366		3,382		5,791		9,173
Class R-6	17,260		67,745		85,005		7,254		12,082		19,336
Total	$48,765		$278,541		$327,306		$41,276		$99,162		$140,438

2020 Fund

	Year ended October 31, 2016						Year ended October 31, 2015
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$16,808		$41,988		$58,796		$16,081		$29,652		$45,733
Class B	1		13		14		5		12		17
Class C	391		1,519		1,910		196		397		593
Class F-1	101		234		335		40		63		103
Class F-2	99		196		295		21		31		52
Class R-1	65		536		601		72		413		485
Class R-2	3,321		20,023		23,344		3,822		15,344		19,166
Class R-2E	29		64		93		—	*	—	*	—	*
Class R-3	8,504		28,260		36,764		7,832		19,202		27,034
Class R-4	10,196		24,765		34,961		7,878		14,270		22,148
Class R-5E†	—	*	—	*	—	*
Class R-5	4,599		9,136		13,735		3,660		5,500		9,160
Class R-6	23,257		44,698		67,955		9,827		14,409		24,236
Total	$67,371		$171,432		$238,803		$49,434		$99,293		$148,727

2015 Fund

	Year ended October 31, 2016						Year ended October 31, 2015
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$10,310		$36,887		$47,197		$11,851		$20,828		$32,679
Class B	—	*	3		3		1		2		3
Class C	210		1,214		1,424		148		281		429
Class F-1	46		147		193		18		28		46
Class F-2	51		144		195		16		23		39
Class R-1	30		494		524		93		346		439
Class R-2	1,499		13,763		15,262		2,420		8,679		11,099
Class R-2E	56		159		215		—	*	—	*	—	*
Class R-3	4,056		19,860		23,916		5,247		11,902		17,149
Class R-4	4,055		14,147		18,202		4,089		7,055		11,144
Class R-5E†	—	*	1		1
Class R-5	1,926		5,455		7,381		2,028		2,950		4,978
Class R-6	9,727		26,615		36,342		5,155		7,311		12,466
Total	$31,966		$118,889		$150,855		$31,066		$59,405		$90,471

48	American Funds Target Date Retirement Series

2010 Fund

	Year ended October 31, 2016						Year ended October 31, 2015
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$7,559		$16,944		$24,503		$8,525		$17,455		$25,980
Class B	—		3		3		2		6		8
Class C	126		464		590		112		240		352
Class F-1	16		34		50		6		12		18
Class F-2	34		63		97		16		28		44
Class R-1	26		138		164		36		138		174
Class R-2	837		4,055		4,892		1,139		4,435		5,574
Class R-2E	46		85		131		—	*	—	*	—	*
Class R-3	2,345		6,767		9,112		2,384		6,208		8,592
Class R-4	3,327		7,197		10,524		2,602		5,258		7,860
Class R-5E†	—	*	—	*	—	*
Class R-5	1,220		2,243		3,463		1,323		2,245		3,568
Class R-6	8,485		15,073		23,558		3,080		5,125		8,205
Total	$24,021		$53,066		$77,087		$19,225		$41,150		$60,375

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — At the beginning of the reporting period, the series had an investment advisory and service agreement with CRMC that provided for monthly fees, accrued daily. These fees were based on an annual rate of 0.10% of daily net assets. CRMC waived these fees through December 31, 2015. Effective January 1, 2016, CRMC eliminated the management fee. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 65 to 86.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of the fees and expenses of 2060 Fund during its startup period. At its discretion the adviser may elect to extend, modify or terminate the reimbursements. Fees and expenses in 2060 Fund’s statement of operations are presented gross of any reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as miscellaneous fee reimbursements.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide

American Funds Target Date Retirement Series	49

certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class B	1.00	1.00
Class C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Class F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2016, there were no unreimbursed expenses subject to reimbursement for any of the funds’ Class A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

Class-specific expenses under the distribution services and transfer agent services agreements for the year ended October 31, 2016, were as follows (dollars in thousands):

2060 Fund

Share class	Distribution services		Transfer agent services
Class A	$ 55		$ 27
Class B	—	*	—	*
Class C	28		3
Class F-1	—	*	—	*
Class F-2	Not applicable		1
Class R-1	1		—	*
Class R-2	92		43
Class R-2E	2		1
Class R-3	56		19
Class R-4	21		9
Class R-5E†	Not applicable		1
Class R-5	Not applicable		1
Class R-6	Not applicable		—	*
Total class-specific expenses	$255		$105

2055 Fund

Share class	Distribution services		Transfer agent services
Class A	$ 493		$ 246
Class B	—	*	—	*
Class C	162		17
Class F-1	2		1
Class F-2	Not applicable		1
Class R-1	19		3
Class R-2	1,113		509
Class R-2E	11		4
Class R-3	753		269
Class R-4	344		155
Class R-5E†	Not applicable		7
Class R-5	Not applicable		34
Class R-6	Not applicable		7
Total class-specific expenses	$2,897		$1,253

50	American Funds Target Date Retirement Series

2050 Fund

Share class	Distribution services		Transfer agent services
Class A	$1,149		$ 571
Class B	—	*	—	*
Class C	234		25
Class F-1	4		2
Class F-2	Not applicable		3
Class R-1	77		11
Class R-2	2,255		1,055
Class R-2E	33		11
Class R-3	1,942		697
Class R-4	833		376
Class R-5E†	Not applicable		20
Class R-5	Not applicable		88
Class R-6	Not applicable		21
Total class-specific expenses	$6,527		$2,880

2045 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,307	$ 665
Class B	2	—	*
Class C	281	30
Class F-1	3	1
Class F-2	Not applicable	1
Class R-1	86	13
Class R-2	3,031	1,415
Class R-2E	51	17
Class R-3	2,289	822
Class R-4	1,028	463
Class R-5E†	Not applicable	24
Class R-5	Not applicable	108
Class R-6	Not applicable	26
Total class-specific expenses	$8,078	$3,585

2040 Fund

Share class	Distribution services	Transfer agent services
Class A	$ 2,038	$1,011
Class B	2	—	*
Class C	351	38
Class F-1	6	2
Class F-2	Not applicable	3
Class R-1	166	24
Class R-2	4,269	1,995
Class R-2E	84	28
Class R-3	3,397	1,222
Class R-4	1,641	736
Class R-5E†	Not applicable	38
Class R-5	Not applicable	165
Class R-6	Not applicable	49
Total class-specific expenses	$11,954	$5,311

2035 Fund

Share class	Distribution services	Transfer agent services
Class A	$ 2,415	$1,154
Class B	2	—	*
Class C	488	53
Class F-1	8	4
Class F-2	Not applicable	3
Class R-1	165	24
Class R-2	5,349	2,505
Class R-2E	102	33
Class R-3	4,005	1,440
Class R-4	1,785	806
Class R-5E†	Not applicable	43
Class R-5	Not applicable	185
Class R-6	Not applicable	50
Total class-specific expenses	$14,319	$6,300

2030 Fund

Share class	Distribution services	Transfer agent services
Class A	$ 3,258	$1,544
Class B	5	—	*
Class C	611	66
Class F-1	17	7
Class F-2	Not applicable	8
Class R-1	272	40
Class R-2	6,334	2,967
Class R-2E	117	38
Class R-3	5,719	2,061
Class R-4	2,589	1,169
Class R-5E†	Not applicable	54
Class R-5	Not applicable	226
Class R-6	Not applicable	75
Total class-specific expenses	$18,922	$8,255

2025 Fund

Share class	Distribution services	Transfer agent services
Class A	$ 3,804	$1,729
Class B	3	—	*
Class C	729	79
Class F-1	19	8
Class F-2	Not applicable	13
Class R-1	212	31
Class R-2	6,446	3,032
Class R-2E	122	40
Class R-3	5,482	1,973
Class R-4	2,395	1,085
Class R-5E†	Not applicable	65
Class R-5	Not applicable	232
Class R-6	Not applicable	63
Total class-specific expenses	$19,212	$8,350

See page 52 for footnotes.

American Funds Target Date Retirement Series	51

2020 Fund

Share class	Distribution services	Transfer agent services
Class A	$ 3,852	$1,743
Class B	4	1
Class C	661	72
Class F-1	26	12
Class F-2	Not applicable	11
Class R-1	199	29
Class R-2	5,324	2,516
Class R-2E	98	31
Class R-3	5,288	1,910
Class R-4	2,509	1,137
Class R-5E†	Not applicable	67
Class R-5	Not applicable	217
Class R-6	Not applicable	65
Total class-specific expenses	$17,961	$7,811

2015 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,243	$1,035
Class B	1	—	*
Class C	330	37
Class F-1	11	5
Class F-2	Not applicable	8
Class R-1	121	18
Class R-2	2,452	1,171
Class R-2E	66	21
Class R-3	2,444	887
Class R-4	946	428
Class R-5E†	Not applicable	23
Class R-5	Not applicable	85
Class R-6	Not applicable	25
Total class-specific expenses	$8,614	$3,743

2010 Fund

Share class	Distribution services		Transfer agent services
Class A	$1,374		$ 631
Class B	—	*	—	*
Class C	179		20
Class F-1	6		2
Class F-2	Not applicable		2
Class R-1	51		8
Class R-2	970		464
Class R-2E	43		14
Class R-3	1,203		435
Class R-4	677		308
Class R-5E†	Not applicable		26
Class R-5	Not applicable		52
Class R-6	Not applicable		17
Total class-specific expenses	$4,503		$1,979

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

52	American Funds Target Date Retirement Series

Trustees’ deferred compensation —Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
2060 Fund	$ —*	$ —	*	$ —	*
2055 Fund	5	—	*	5
2050 Fund	12	1		13
2045 Fund	14	1		15
2040 Fund	23	2		25
2035 Fund	26	2		28
2030 Fund	36	3		39
2025 Fund	35	3		38
2020 Fund	35	3		38
2015 Fund	17	1		18
2010 Fund	10	1		11

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2016, as follows (dollars in thousands):

	Purchases	Sales
2060 Fund	$116,379	$9,047
2055 Fund	505,512	29,942
2050 Fund	1,005,976	45,953
2045 Fund	1,300,073	71,758
2040 Fund	1,911,478	96,541
2035 Fund	2,202,480	128,362
2030 Fund	2,842,236	198,879
2025 Fund	2,662,690	314,760
2020 Fund	2,208,062	334,805
2015 Fund	741,060	242,469
2010 Fund	525,007	261,337

American Funds Target Date Retirement Series	53

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

2060 Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class A	$45,189	4,591	$220		22		$(16,392)	(1,748)	$29,017	2,865
Class B	6	1	—	[2]	—	[2]	(2)	— [2]	4	1
Class C	4,757	485	7		—	[2]	(1,118)	(114)	3,646	371
Class F-1	437	43	—	[2]	—	[2]	(203)	(20)	234	23
Class F-2	1,244	124	8		1		(818)	(87)	434	38
Class R-1	162	16	—	[2]	—	[2]	(27)	(3)	135	13
Class R-2	21,258	2,164	32		3		(4,742)	(478)	16,548	1,689
Class R-2E	838	84	—	[2]	—	[2]	(309)	(31)	529	53
Class R-3	19,380	1,952	38		4		(4,976)	(500)	14,442	1,456
Class R-4	16,675	1,675	25		3		(3,988)	(396)	12,712	1,282
Class R-5E3	1,046	104	—		—		(47)	(5)	999	99
Class R-5	8,772	864	8		1		(1,880)	(190)	6,900	675
Class R-6	23,420	2,337	40		4		(4,275)	(420)	19,185	1,921
Total net increase (decrease)	$143,184	14,440	$378		38		$(38,777)	(3,992)	$104,785	10,486

For the period March 27, 2015[4] through October 31, 2015

Class A	$8,892	895	$—		—		$(547)	(56)	$8,345	839
Class B	15	1	—		—		(3)	— [2]	12	1
Class C	962	97	—		—		(101)	(10)	861	87
Class F-1	28	3	—		—		(14)	(2)	14	1
Class F-2	186	19	—		—		(14)	(2)	172	17
Class R-1	25	3	—		—		—	—	25	3
Class R-2	5,731	575	—		—		(2,024)	(201)	3,707	374
Class R-2E	10	1	—		—		—	—	10	1
Class R-3	6,134	617	—		—		(1,724)	(176)	4,410	441
Class R-4	3,679	367	—		—		(1,159)	(117)	2,520	250
Class R-5	1,096	111	—		—		(246)	(25)	850	86
Class R-6	5,079	511	—		—		(390)	(39)	4,689	472
Total net increase (decrease)	$31,837	3,200	$—		—		$(6,222)	(628)	$25,615	2,572

54	American Funds Target Date Retirement Series

2055 Fund

	Sales[1]			Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class A	$103,087	6,730		$7,830	518		$(41,060)	(2,667)	$69,857	4,581
Class B	5	—	[2]	1	—	[2]	(34)	(2)	(28)	(2)
Class C	11,843	788		431	29		(2,484)	(164)	9,790	653
Class F-1	1,051	68		19	1		(287)	(19)	783	50
Class F-2	1,073	71		19	1		(191)	(13)	901	59
Class R-1	1,250	83		54	4		(1,124)	(73)	180	14
Class R-2	90,707	6,044		4,369	293		(46,675)	(3,095)	48,401	3,242
Class R-2E	3,867	256		16	1		(365)	(24)	3,518	233
Class R-3	103,536	6,829		4,582	305		(43,296)	(2,858)	64,822	4,276
Class R-4	107,136	7,001		4,287	284		(31,329)	(2,051)	80,094	5,234
Class R-5E3	9,939	647		—	—		(467)	(30)	9,472	617
Class R-5	55,311	3,552		1,830	120		(17,277)	(1,104)	39,864	2,568
Class R-6	197,672	12,769		5,479	360		(67,548)	(4,398)	135,603	8,731
Total net increase (decrease)	$686,477	44,838		$28,917	1,916		$(252,137)	(16,498)	$463,257	30,256

Year ended October 31, 2015

Class A	$89,728	5,644		$4,524	289		$(31,798)	(1,998)	$62,454	3,935
Class B	27	2		1	—	[2]	(47)	(3)	(19)	(1)
Class C	9,883	626		102	7		(895)	(57)	9,090	576
Class F-1	482	30		2	—	[2]	(111)	(7)	373	23
Class F-2	546	35		3	—	[2]	(80)	(5)	469	30
Class R-1	1,154	74		36	2		(575)	(37)	615	39
Class R-2	74,234	4,748		2,395	155		(35,833)	(2,296)	40,796	2,607
Class R-2E	56	3		—	—		(2)	— [2]	54	3
Class R-3	75,952	4,822		2,356	151		(34,522)	(2,192)	43,786	2,781
Class R-4	71,296	4,492		1,670	106		(21,591)	(1,360)	51,375	3,238
Class R-5	36,090	2,260		778	49		(11,387)	(709)	25,481	1,600
Class R-6	96,227	6,016		1,392	88		(16,397)	(1,027)	81,222	5,077
Total net increase (decrease)	$455,675	28,752		$13,259	847		$(153,238)	(9,691)	$315,696	19,908

See page 64 for footnotes.

American Funds Target Date Retirement Series	55

2050 Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class A	$160,595	12,964	$22,305	1,827		$(75,050)	(6,051)	$107,850	8,740
Class B	21	2	1	—	[2]	(52)	(4)	(30)	(2)
Class C	19,333	1,582	754	62		(2,588)	(212)	17,499	1,432
Class F-1	1,595	127	50	4		(241)	(20)	1,404	111
Class F-2	3,806	301	107	9		(799)	(65)	3,114	245
Class R-1	5,558	454	298	25		(4,170)	(340)	1,686	139
Class R-2	140,957	11,616	11,415	949		(91,656)	(7,525)	60,716	5,040
Class R-2E	11,322	931	44	4		(974)	(78)	10,392	857
Class R-3	195,801	16,039	15,363	1,268		(110,972)	(9,036)	100,192	8,271
Class R-4	211,486	17,113	12,845	1,054		(74,549)	(6,009)	149,782	12,158
Class R-5E3	26,494	2,138	—	—		(1,218)	(97)	25,276	2,041
Class R-5	121,631	9,596	5,974	486		(42,013)	(3,315)	85,592	6,767
Class R-6	478,624	38,387	21,258	1,737		(120,435)	(9,700)	379,447	30,424
Total net increase (decrease)	$1,377,223	111,250	$90,414	7,425		$(524,717)	(42,452)	$942,920	76,223

Year ended October 31, 2015

Class A	$134,942	10,419	$15,026	1,177		$(62,149)	(4,801)	$87,819	6,795
Class B	56	4	3	—	[2]	(76)	(6)	(17)	(2)
Class C	12,622	985	184	15		(883)	(69)	11,923	931
Class F-1	934	72	10	1		(32)	(2)	912	71
Class F-2	1,960	151	11	1		(746)	(59)	1,225	93
Class R-1	5,044	397	192	15		(4,527)	(356)	709	56
Class R-2	110,933	8,722	7,579	602		(77,499)	(6,109)	41,013	3,215
Class R-2E	156	11	—	—		(4)	— [2]	152	11
Class R-3	185,730	14,487	8,234	650		(88,210)	(6,893)	105,754	8,244
Class R-4	149,792	11,592	6,470	508		(55,447)	(4,305)	100,815	7,795
Class R-5	66,830	5,142	3,431	267		(23,900)	(1,843)	46,361	3,566
Class R-6	275,246	21,289	6,828	534		(46,871)	(3,615)	235,203	18,208
Total net increase (decrease)	$944,245	73,271	$47,968	3,770		$(360,344)	(28,058)	$631,869	48,983

56	American Funds Target Date Retirement Series

2045 Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class A	$191,518	15,141	$25,292	2,025		$(79,134)	(6,247)	$137,676	10,919
Class B	27	2	11	1		(203)	(16)	(165)	(13)
Class C	23,318	1,870	852	69		(3,482)	(278)	20,688	1,661
Class F-1	1,657	131	23	2		(221)	(17)	1,459	116
Class F-2	2,302	181	38	3		(436)	(34)	1,904	150
Class R-1	4,258	342	329	27		(4,338)	(346)	249	23
Class R-2	185,495	15,013	14,846	1,209		(113,236)	(9,131)	87,105	7,091
Class R-2E	19,633	1,572	41	3		(1,815)	(142)	17,859	1,433
Class R-3	251,749	20,134	17,388	1,405		(126,870)	(10,103)	142,267	11,436
Class R-4	260,634	20,627	15,378	1,233		(79,045)	(6,251)	196,967	15,609
Class R-5E3	30,682	2,424	—	—		(1,302)	(101)	29,380	2,323
Class R-5	136,869	10,585	7,230	575		(54,181)	(4,162)	89,918	6,998
Class R-6	612,377	48,044	26,134	2,086		(159,627)	(12,595)	478,884	37,535
Total net increase (decrease)	$1,720,519	136,066	$107,562	8,638		$(623,890)	(49,423)	$1,204,191	95,281

Year ended October 31, 2015

Class A	$167,316	12,638	$15,516	1,190		$(67,171)	(5,078)	$115,661	8,750
Class B	310	23	6	—	[2]	(150)	(11)	166	12
Class C	15,003	1,143	172	13		(1,232)	(94)	13,943	1,062
Class F-1	408	30	10	1		(75)	(6)	343	25
Class F-2	1,003	76	1	—	[2]	(372)	(28)	632	48
Class R-1	5,229	400	258	20		(4,606)	(355)	881	65
Class R-2	157,404	12,134	8,781	685		(92,968)	(7,176)	73,217	5,643
Class R-2E	155	12	—	—		(3)	(1)	152	11
Class R-3	183,988	14,036	9,777	756		(101,642)	(7,761)	92,123	7,031
Class R-4	187,307	14,207	7,110	546		(64,268)	(4,870)	130,149	9,883
Class R-5	83,199	6,251	3,916	298		(23,903)	(1,800)	63,212	4,749
Class R-6	376,157	28,402	7,139	546		(59,761)	(4,515)	323,535	24,433
Total net increase (decrease)	$1,177,479	89,352	$52,686	4,055		$(416,151)	(31,695)	$814,014	61,712

See page 64 for footnotes.

American Funds Target Date Retirement Series	57

2040 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class A	$233,276	18,589	$41,960	3,389	$(117,415)	(9,337)	$157,821	12,641
Class B	108	8	12	1	(249)	(20)	(129)	(11)
Class C	28,128	2,270	1,175	96	(4,372)	(351)	24,931	2,015
Class F-1	3,242	256	64	6	(438)	(34)	2,868	228
Class F-2	4,629	364	116	9	(1,328)	(106)	3,417	267
Class R-1	5,387	441	673	55	(6,125)	(493)	(65)	3
Class R-2	222,886	18,149	23,233	1,907	(153,170)	(12,460)	92,949	7,596
Class R-2E	30,008	2,429	112	9	(4,272)	(342)	25,848	2,096
Class R-3	318,677	25,586	28,800	2,344	(178,392)	(14,309)	169,085	13,621
Class R-4	392,066	31,254	26,994	2,184	(126,637)	(10,136)	292,423	23,302
Class R-5E3	49,078	3,911	—	—	(2,389)	(187)	46,689	3,724
Class R-5	179,339	13,961	12,244	983	(86,204)	(6,654)	105,379	8,290
Class R-6	1,071,796	84,939	51,159	4,123	(251,975)	(19,978)	870,980	69,084
Total net increase (decrease)	$2,538,620	202,157	$186,542	15,106	$(932,966)	(74,407)	$1,792,196	142,856

Year ended October 31, 2015

Class A	$219,062	16,624	$27,867	2,147	$(100,844)	(7,668)	$146,085	11,103
Class B	209	15	12	1	(263)	(20)	(42)	(4)
Class C	18,517	1,419	281	22	(1,930)	(148)	16,868	1,293
Class F-1	1,021	77	23	2	(222)	(17)	822	62
Class F-2	1,556	117	21	2	(153)	(12)	1,424	107
Class R-1	8,217	634	499	39	(7,238)	(559)	1,478	114
Class R-2	193,437	14,969	14,970	1,171	(130,478)	(10,114)	77,929	6,026
Class R-2E	325	25	—	—	(30)	(2)	295	23
Class R-3	278,143	21,316	16,472	1,278	(143,547)	(11,004)	151,068	11,590
Class R-4	287,117	21,867	13,398	1,034	(94,168)	(7,187)	206,347	15,714
Class R-5	112,468	8,476	7,601	582	(37,155)	(2,807)	82,914	6,251
Class R-6	589,027	44,827	18,750	1,441	(107,614)	(8,185)	500,163	38,083
Total net increase (decrease)	$1,709,099	130,366	$99,894	7,719	$(623,642)	(47,723)	$1,185,351	90,362

58	American Funds Target Date Retirement Series

2035 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class A	$285,680	23,040	$52,275	4,292	$(133,609)	(10,772)	$204,346	16,560
Class B	99	9	14	1	(350)	(29)	(237)	(19)
Class C	33,249	2,726	1,907	158	(6,685)	(543)	28,471	2,341
Class F-1	3,862	309	123	10	(526)	(42)	3,459	277
Class F-2	5,755	454	128	11	(1,015)	(82)	4,868	383
Class R-1	7,033	589	718	60	(6,434)	(527)	1,317	122
Class R-2	270,411	22,332	31,914	2,661	(181,433)	(14,922)	120,892	10,071
Class R-2E	41,721	3,379	201	17	(4,051)	(321)	37,871	3,075
Class R-3	404,134	32,983	36,524	3,021	(213,868)	(17,388)	226,790	18,616
Class R-4	415,450	33,629	32,398	2,665	(136,283)	(11,051)	311,565	25,243
Class R-5E3	55,442	4,482	—	—	(2,179)	(172)	53,263	4,310
Class R-5	225,312	17,771	14,936	1,219	(99,190)	(7,765)	141,058	11,225
Class R-6	1,180,436	94,984	57,607	4,718	(297,695)	(24,073)	940,348	75,629
Total net increase (decrease)	$2,928,584	236,687	$228,745	18,833	$(1,083,318)	(87,687)	$2,074,011	167,833

Year ended October 31, 2015

Class A	$265,072	20,368	$28,832	2,245	$(106,697)	(8,208)	$187,207	14,405
Class B	275	21	13	1	(305)	(23)	(17)	(1)
Class C	28,761	2,219	443	35	(2,298)	(178)	26,906	2,076
Class F-1	2,149	164	33	3	(703)	(55)	1,479	112
Class F-2	2,487	189	41	3	(841)	(65)	1,687	127
Class R-1	6,013	471	482	38	(7,236)	(564)	(741)	(55)
Class R-2	248,320	19,424	16,978	1,342	(152,885)	(11,971)	112,413	8,795
Class R-2E	299	24	—	—	(7)	(1)	292	23
Class R-3	297,264	23,031	19,122	1,500	(176,452)	(13,697)	139,934	10,834
Class R-4	318,648	24,539	14,033	1,094	(114,836)	(8,853)	217,845	16,780
Class R-5	128,433	9,827	7,668	595	(39,126)	(2,994)	96,975	7,428
Class R-6	664,496	51,072	15,666	1,218	(102,912)	(7,913)	577,250	44,377
Total net increase (decrease)	$1,962,217	151,349	$103,311	8,074	$(704,298)	(54,522)	$1,361,230	104,901

See page 64 for footnotes.

American Funds Target Date Retirement Series	59

2030 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class A	$373,195	30,224	$68,776	5,666	$(177,439)	(14,367)	$264,532	21,523
Class B	439	37	18	1	(416)	(34)	41	4
Class C	45,401	3,724	2,281	190	(8,701)	(706)	38,981	3,208
Class F-1	12,107	974	217	18	(2,554)	(209)	9,770	783
Class F-2	14,360	1,150	277	23	(3,112)	(250)	11,525	923
Class R-1	8,082	670	1,132	94	(7,272)	(594)	1,942	170
Class R-2	291,450	24,064	37,455	3,134	(214,207)	(17,665)	114,698	9,533
Class R-2E	46,068	3,780	119	10	(6,881)	(560)	39,306	3,230
Class R-3	474,501	38,773	52,918	4,395	(286,999)	(23,409)	240,420	19,759
Class R-4	554,777	44,945	46,249	3,819	(189,770)	(15,336)	411,256	33,428
Class R-5E3	70,062	5,678	—	—	(2,822)	(224)	67,240	5,454
Class R-5	279,645	22,115	17,778	1,457	(127,588)	(10,014)	169,835	13,558
Class R-6	1,651,715	132,984	89,629	7,371	(484,016)	(39,303)	1,257,328	101,052
Total net increase (decrease)	$3,821,802	309,118	$316,849	26,178	$(1,511,777)	(122,671)	$2,626,874	212,625

Year ended October 31, 2015

Class A	$353,998	27,337	$42,642	3,337	$(155,169)	(12,007)	$241,471	18,667
Class B	249	19	13	1	(186)	(14)	76	6
Class C	34,138	2,657	466	37	(2,729)	(214)	31,875	2,480
Class F-1	2,174	168	59	5	(395)	(32)	1,838	141
Class F-2	6,037	471	50	4	(2,982)	(233)	3,105	242
Class R-1	9,045	708	902	71	(10,750)	(838)	(803)	(59)
Class R-2	266,715	20,963	24,052	1,910	(191,726)	(15,095)	99,041	7,778
Class R-2E	1,294	99	—	—	(125)	(9)	1,169	90
Class R-3	438,505	34,108	30,079	2,370	(233,434)	(18,200)	235,150	18,278
Class R-4	453,116	35,039	23,463	1,838	(173,559)	(13,435)	303,020	23,442
Class R-5	148,338	11,384	10,653	830	(45,163)	(3,469)	113,828	8,745
Class R-6	1,067,220	82,663	27,738	2,167	(176,359)	(13,642)	918,599	71,188
Total net increase (decrease)	$2,780,829	215,616	$160,117	12,570	$(992,577)	(77,188)	$1,948,369	150,998

60	American Funds Target Date Retirement Series

2025 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class A	$436,892	36,756	$80,339	6,926	$(211,232)	(17,791)	$305,999	25,891
Class B	201	18	14	1	(385)	(32)	(170)	(13)
Class C	54,886	4,673	2,896	252	(10,452)	(885)	47,330	4,040
Class F-1	9,686	816	263	23	(1,901)	(159)	8,048	680
Class F-2	16,566	1,374	586	51	(2,376)	(200)	14,776	1,225
Class R-1	7,342	631	933	81	(7,914)	(669)	361	43
Class R-2	280,574	24,089	40,739	3,567	(220,622)	(18,946)	100,691	8,710
Class R-2E	58,198	4,924	67	6	(10,056)	(842)	48,209	4,088
Class R-3	505,192	42,914	52,344	4,548	(289,661)	(24,538)	267,875	22,924
Class R-4	544,636	45,903	44,546	3,847	(193,817)	(16,306)	395,365	33,444
Class R-5E3	84,625	7,130	—	—	(3,373)	(279)	81,252	6,851
Class R-5	304,940	25,070	19,356	1,660	(132,599)	(10,878)	191,697	15,852
Class R-6	1,372,355	114,840	84,992	7,308	(518,017)	(44,066)	939,330	78,082
Total net increase (decrease)	$3,676,093	309,138	$327,075	28,270	$(1,602,405)	(135,591)	$2,400,763	201,817

Year ended October 31, 2015

Class A	$412,920	33,248	$42,157	3,427	$(173,266)	(13,979)	$281,811	22,696
Class B	303	24	10	1	(239)	(20)	74	5
Class C	40,630	3,304	527	43	(2,675)	(218)	38,482	3,129
Class F-1	3,985	319	72	6	(1,126)	(91)	2,931	234
Class F-2	10,315	826	63	5	(1,481)	(119)	8,897	712
Class R-1	7,700	631	614	51	(7,494)	(617)	820	65
Class R-2	280,135	22,962	21,752	1,795	(204,844)	(16,813)	97,043	7,944
Class R-2E	314	25	—	—	(5)	— [2]	309	25
Class R-3	403,942	32,804	27,083	2,218	(249,691)	(20,327)	181,334	14,695
Class R-4	414,455	33,372	19,537	1,591	(165,659)	(13,365)	268,333	21,598
Class R-5	151,280	12,143	9,168	742	(44,392)	(3,560)	116,056	9,325
Class R-6	1,132,472	91,417	19,326	1,567	(221,314)	(17,833)	930,484	75,151
Total net increase (decrease)	$2,858,451	231,075	$140,309	11,446	$(1,072,186)	(86,942)	$1,926,574	155,579

See page 64 for footnotes.

American Funds Target Date Retirement Series	61

2020 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class A	$399,366	35,010	$58,573	5,277	$(243,560)	(21,373)	$214,379	18,914
Class B	229	21	14	1	(510)	(45)	(267)	(23)
Class C	44,557	3,957	1,910	174	(11,526)	(1,020)	34,941	3,111
Class F-1	10,924	961	335	30	(5,168)	(448)	6,091	543
Class F-2	18,302	1,588	294	27	(1,749)	(155)	16,847	1,460
Class R-1	6,682	599	601	55	(6,999)	(619)	284	35
Class R-2	226,878	20,306	23,337	2,131	(215,222)	(19,246)	34,993	3,191
Class R-2E	52,926	4,654	93	8	(11,343)	(990)	41,676	3,672
Class R-3	443,867	39,333	36,733	3,330	(317,370)	(28,103)	163,230	14,560
Class R-4	515,774	45,389	34,958	3,153	(249,857)	(22,038)	300,875	26,504
Class R-5E3	87,690	7,703	—	—	(5,124)	(445)	82,566	7,258
Class R-5	263,059	22,667	13,732	1,230	(147,281)	(12,755)	129,510	11,142
Class R-6	1,356,035	118,119	67,926	6,103	(593,530)	(52,631)	830,431	71,591
Total net increase (decrease)	$3,426,289	300,307	$238,506	21,519	$(1,809,239)	(159,868)	$1,855,556	161,958

Year ended October 31, 2015

Class A	$407,067	34,807	$45,646	3,942	$(234,771)	(20,109)	$217,942	18,640
Class B	333	29	16	1	(358)	(30)	(9)	—	[2]
Class C	39,861	3,438	593	51	(5,396)	(468)	35,058	3,021
Class F-1	5,246	450	103	9	(433)	(38)	4,916	421
Class F-2	5,233	448	52	5	(1,134)	(98)	4,151	355
Class R-1	7,787	679	486	43	(6,778)	(591)	1,495	131
Class R-2	226,183	19,666	19,150	1,675	(197,744)	(17,211)	47,589	4,130
Class R-2E	930	80	—	—	(124)	(11)	806	69
Class R-3	405,303	34,904	27,009	2,346	(264,788)	(22,868)	167,524	14,382
Class R-4	476,182	40,726	22,122	1,912	(207,588)	(17,826)	290,716	24,812
Class R-5	160,070	13,623	9,157	788	(59,480)	(5,068)	109,747	9,343
Class R-6	1,163,153	99,763	24,236	2,089	(245,171)	(20,987)	942,218	80,865
Total net increase (decrease)	$2,897,348	248,613	$148,570	12,861	$(1,223,765)	(105,305)	$1,822,153	156,169

62	American Funds Target Date Retirement Series

2015 Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class A	$209,430	19,525	$46,947	4,532		$(183,456)	(17,143)	$72,921	6,914
Class B	75	8	3	—	[2]	(139)	(13)	(61)	(5)
Class C	18,324	1,726	1,420	138		(7,973)	(756)	11,771	1,108
Class F-1	4,805	449	194	18		(1,205)	(113)	3,794	354
Class F-2	12,838	1,208	195	19		(3,681)	(339)	9,352	888
Class R-1	4,749	453	524	51		(4,872)	(468)	401	36
Class R-2	96,200	9,135	15,259	1,491		(121,857)	(11,537)	(10,398)	(911)
Class R-2E	37,529	3,514	214	21		(12,357)	(1,153)	25,386	2,382
Class R-3	198,791	18,718	23,915	2,322		(185,535)	(17,550)	37,171	3,490
Class R-4	207,623	19,379	18,202	1,759		(137,030)	(12,793)	88,795	8,345
Class R-5E3	31,037	2,907	—	—		(2,502)	(232)	28,535	2,675
Class R-5	109,571	10,003	7,380	709		(76,392)	(7,021)	40,559	3,691
Class R-6	513,282	47,803	36,343	3,505		(321,193)	(30,339)	228,432	20,969
Total net increase (decrease)	$1,444,254	134,828	$150,596	14,565		$(1,058,192)	(99,457)	$536,658	49,936

Year ended October 31, 2015

Class A	$233,930	21,031	$32,549	2,945		$(194,643)	(17,510)	$71,836	6,466
Class B	118	11	3	—	[2]	(99)	(9)	22	2
Class C	23,397	2,120	429	39		(4,051)	(368)	19,775	1,791
Class F-1	2,063	188	46	4		(638)	(58)	1,471	134
Class F-2	2,413	218	38	4		(671)	(61)	1,780	161
Class R-1	4,765	436	439	40		(6,612)	(602)	(1,408)	(126)
Class R-2	102,385	9,364	11,095	1,017		(124,287)	(11,364)	(10,807)	(983)
Class R-2E	185	16	—	—		— [2]	— [2]	185	16
Class R-3	186,451	16,870	17,143	1,561		(193,563)	(17,541)	10,031	890
Class R-4	207,897	18,640	11,143	1,010		(144,047)	(12,963)	74,993	6,687
Class R-5	58,064	5,198	4,979	449		(44,547)	(3,982)	18,496	1,665
Class R-6	541,419	48,788	12,465	1,127		(193,429)	(17,407)	360,455	32,508
Total net increase (decrease)	$1,363,087	122,880	$90,329	8,196		$(906,587)	(81,865)	$546,829	49,211

See page 64 for footnotes.

American Funds Target Date Retirement Series	63

2010 Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class A	$79,529	7,831	$24,241	2,479		$(106,046)	(10,500)	$(2,276)	(190)
Class B	13	1	2	—	[2]	(187)	(18)	(172)	(17)
Class C	11,251	1,127	587	61		(4,566)	(456)	7,272	732
Class F-1	2,441	248	50	5		(553)	(55)	1,938	198
Class F-2	4,031	394	81	8		(1,001)	(103)	3,111	299
Class R-1	2,431	245	164	17		(1,917)	(189)	678	73
Class R-2	39,398	3,945	4,892	506		(48,622)	(4,891)	(4,332)	(440)
Class R-2E	22,891	2,268	131	13		(7,511)	(744)	15,511	1,537
Class R-3	133,798	13,344	9,103	936		(104,122)	(10,394)	38,779	3,886
Class R-4	158,285	15,782	10,525	1,078		(103,553)	(10,313)	65,257	6,547
Class R-5E3	34,596	3,433	—	—		(2,520)	(246)	32,076	3,187
Class R-5	83,893	8,189	3,463	352		(56,468)	(5,541)	30,888	3,000
Class R-6	338,367	33,241	23,557	2,406		(275,380)	(27,705)	86,544	7,942
Total net increase (decrease)	$910,924	90,048	$76,796	7,861		$(712,446)	(71,155)	$275,274	26,754

Year ended October 31, 2015

Class A	$92,510	8,881	$25,740	2,487		$(112,623)	(10,805)	$5,627	563
Class B	82	8	6	1		(126)	(12)	(38)	(3)
Class C	10,265	990	350	34		(1,827)	(178)	8,788	846
Class F-1	726	69	18	2		(804)	(75)	(60)	(4)
Class F-2	2,422	235	45	4		(1,534)	(149)	933	90
Class R-1	1,033	100	174	17		(1,012)	(98)	195	19
Class R-2	61,858	6,017	5,573	544		(75,078)	(7,304)	(7,647)	(743)
Class R-2E	136	13	—	—		(1)	— [2]	135	13
Class R-3	127,191	12,251	8,592	834		(109,954)	(10,597)	25,829	2,488
Class R-4	190,763	18,421	7,860	760		(126,690)	(12,174)	71,933	7,007
Class R-5	39,925	3,806	3,567	343		(24,159)	(2,310)	19,333	1,839
Class R-6	482,638	46,458	8,204	791		(158,925)	(15,261)	331,917	31,988
Total net increase (decrease)	$1,009,549	97,249	$60,129	5,817		$(612,733)	(58,963)	$456,945	44,103

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.
[4]	Commencement of operations.

64	American Funds Target Date Retirement Series

Financial highlights

2060 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/16	$9.97	$.13	$.24	$.37	$(.07)	$—	[6]	$(.07)	$10.27	3.79%	$38		.58%		.35%		.76%		1.35%
10/31/15[7,8]	10.00	.05	(.08)	(.03)	—	—		—	9.97	(.30)[9]	8		1.11	[10]	.42	[10]	.83	[10]	.80	[10]
Class B:
10/31/16	9.97	.11	.26	.37	(.06)	—	[6]	(.06)	10.28	3.75 [11]	—	[12]	.74	[11]	.50	[11]	.91	[11]	1.10	[11]
10/31/15[7,8]	10.00	.05	(.08)	(.03)	—	—		—	9.97	(.30)[9,11]	—	[12]	1.08	[10,11]	.31	[10,11]	.72	[10,11]	.82	[10,11]
Class C:
10/31/16	9.93	.04	.25	.29	(.04)	—	[6]	(.04)	10.18	2.98	5		1.32		1.15		1.56		.38
10/31/15[7,8]	10.00	.01	(.08)	(.07)	—	—		—	9.93	(.70)[9]	1		1.83	[10]	1.11	[10]	1.52	[10]	.15	[10]
Class F-1:
10/31/16	9.98	.12	.25	.37	(.06)	—	[6]	(.06)	10.29	3.77	—	[12]	.41		.34		.75		1.14
10/31/15[7,8]	10.00	.04	(.06)	(.02)	—	—		—	9.98	(.20)[9,11]	—	[12]	1.06	[10,11]	.25	[10,11]	.66	[10,11]	.74	[10,11]
Class F-2:
10/31/16	9.98	.18	.22	.40	(.08)	—	[6]	(.08)	10.30	4.03	1		.44		.15		.56		1.80
10/31/15[7,8]	10.00	.07	(.09)	(.02)	—	—		—	9.98	(.20)[9]	—	[12]	.90	[10]	.17	[10]	.58	[10]	1.17	[10]
Class R-1:
10/31/16	9.97	.04	.26	.30	(.06)	—	[6]	(.06)	10.21	3.06 [11]	—	[12]	1.28	[11]	1.08	[11]	1.49	[11]	.43	[11]
10/31/15[7,8]	10.00	.05	(.08)	(.03)	—	—		—	9.97	(.30)[9,11]	—	[12]	1.15	[10,11]	.46	[10,11]	.87	[10,11]	.84	[10,11]
Class R-2:
10/31/16	9.93	.03	.27	.30	(.05)	—	[6]	(.05)	10.18	3.03	21		1.32		1.15		1.56		.29
10/31/15[7,8]	10.00	.01	(.08)	(.07)	—	—		—	9.93	(.70)[9]	4		1.69	[10]	1.06	[10]	1.47	[10]	.25	[10]
Class R-2E:
10/31/16	9.98	.05	.29	.34	(.07)	—	[6]	(.07)	10.25	3.47	—	[12]	.93		.82		1.23		.53
10/31/15[7,8]	10.00	.05	(.07)	(.02)	—	—		—	9.98	(.20)[9,11]	—	[12]	1.18	[10,11]	.28	[10,11]	.69	[10,11]	.81	[10,11]
Class R-3:
10/31/16	9.95	.07	.27	.34	(.06)	—	[6]	(.06)	10.23	3.44	19		.90		.72		1.13		.69
10/31/15[7,8]	10.00	.03	(.08)	(.05)	—	—		—	9.95	(.50)[9]	4		1.17	[10]	.67	[10]	1.08	[10]	.45	[10]
Class R-4:
10/31/16	9.97	.10	.27	.37	(.07)	—	[6]	(.07)	10.27	3.73	16		.55		.40		.81		1.02
10/31/15[7,8]	10.00	.05	(.08)	(.03)	—	—		—	9.97	(.30)[9]	3		.94	[10]	.39	[10]	.80	[10]	.91	[10]
Class R-5E:
10/31/16[7,13]	10.02	.10	.24	.34	(.08)	—	[6]	(.08)	10.28	3.41 [9]	1		.24	[10]	.21	[10]	.62	[10]	1.01	[10]
Class R-5:
10/31/16	9.99	.12	.27	.39	(.07)	—	[6]	(.07)	10.31	4.02	8		.23		.10		.51		1.22
10/31/15[7,8]	10.00	.06	(.07)	(.01)	—	—		—	9.99	(.10)[9]	1		.74	[10]	.11	[10]	.52	[10]	1.09	[10]
Class R-6:
10/31/16	9.99	.13	.28	.41	(.08)	—	[6]	(.08)	10.32	4.13	25		.20		.05		.46		1.32
10/31/15[7,8]	10.00	.07	(.08)	(.01)	—	—		—	9.99	(.10)[9]	5		.52	[10]	.05	[10]	.46	[10]	1.26	[10]

See page 86 for footnotes.

American Funds Target Date Retirement Series	65

Financial highlights (continued)

2055 Fund

		Income from investment operations[1]			Dividends and distributions								Ratio of expenses to average net		Ratio of expenses to average net
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		assets before waivers/ reimburse- ments[4]		assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/16	$15.86	$.18	$.39	$.57	$(.11)	$(.50)	$(.61)	$15.82	3.78%		$268		.37%		.36%		.77%		1.20%
10/31/15	16.04	.20	.12	.32	(.13)	(.37)	(.50)	15.86	2.07		196		.47		.37		.78		1.23
10/31/14	14.77	.19	1.38	1.57	(.17)	(.13)	(.30)	16.04	10.80		135		.48		.38		.78		1.22
10/31/13	12.13	.21	2.72	2.93	(.20)	(.09)	(.29)	14.77	24.68		78		.49		.35		.75		1.54
10/31/12	11.14	.18	1.13	1.31	(.16)	(.16)	(.32)	12.13	12.18		38		.56		.37		.78		1.59
Class B:
10/31/16	15.81	.13	.38	.51	— [6]	(.50)	(.50)	15.82	3.39	[11]	—	[12]	.83	[11]	.80	[11]	1.21	[11]	.88	[11]
10/31/15	15.97	.10	.13	.23	(.02)	(.37)	(.39)	15.81	1.49	[11]	—	[12]	1.07	[11]	.97	[11]	1.38	[11]	.63	[11]
10/31/14[7,14]	15.17	.03	.77	.80	—	—	—	15.97	5.27	[9,11]	—	[12]	1.12	[10,11]	1.02	[10,11]	1.42	[10,11]	.25	[10,11]
Class C:
10/31/16	15.67	.06	.39	.45	(.04)	(.50)	(.54)	15.58	3.01		21		1.15		1.14		1.55		.37
10/31/15	15.96	.05	.14	.19	(.11)	(.37)	(.48)	15.67	1.25		11		1.25		1.15		1.56		.30
10/31/14[7,14]	15.17	.02	.77	.79	—	—	—	15.96	5.21	[9]	2		1.22	[10]	1.12	[10]	1.52	[10]	.15	[10]
Class F-1:
10/31/16	15.84	.17	.39	.56	(.12)	(.50)	(.62)	15.78	3.72		1		.40		.39		.80		1.14
10/31/15	16.05	.16	.16	.32	(.16)	(.37)	(.53)	15.84	2.03		—	[12]	.50		.40		.81		1.04
10/31/14[7,14]	15.17	.11	.77	.88	—	—	—	16.05	5.80	[9,11]	—	[12]	.43	[10,11]	.33	[10,11]	.73	[10,11]	1.02	[10,11]
Class F-2:
10/31/16	15.88	.20	.41	.61	(.14)	(.50)	(.64)	15.85	4.04		1		.14		.13		.54		1.31
10/31/15	16.06	.20	.16	.36	(.17)	(.37)	(.54)	15.88	2.29		1		.26		.16		.57		1.26
10/31/14[7,14]	15.17	.16	.73	.89	—	—	—	16.06	5.87	[9]	—	[12]	.30	[10]	.20	[10]	.60	[10]	1.46	[10]
Class R-1:
10/31/16	15.55	.06	.38	.44	—	(.50)	(.50)	15.49	2.98		2		1.20		1.18		1.59		.37
10/31/15	15.76	.06	.13	.19	(.03)	(.37)	(.40)	15.55	1.21		2		1.29		1.19		1.60		.41
10/31/14	14.55	.06	1.36	1.42	(.08)	(.13)	(.21)	15.76	9.90		1		1.30		1.20		1.60		.41
10/31/13	11.99	.10	2.70	2.80	(.15)	(.09)	(.24)	14.55	23.81		1		1.27		1.13		1.53		.78
10/31/12	11.05	.09	1.12	1.21	(.11)	(.16)	(.27)	11.99	11.24		—	[12]	1.29		1.12		1.53		.75
Class R-2:
10/31/16	15.58	.07	.37	.44	(.01)	(.50)	(.51)	15.51	2.99		175		1.14		1.13		1.54		.43
10/31/15	15.78	.08	.13	.21	(.04)	(.37)	(.41)	15.58	1.35		126		1.19		1.09		1.50		.51
10/31/14	14.57	.08	1.35	1.43	(.09)	(.13)	(.22)	15.78	9.96		86		1.23		1.13		1.53		.50
10/31/13	11.98	.11	2.70	2.81	(.13)	(.09)	(.22)	14.57	23.85		54		1.20		1.06		1.46		.85
10/31/12	11.04	.10	1.11	1.21	(.11)	(.16)	(.27)	11.98	11.30		27		1.29		1.10		1.51		.86
Class R-2E:
10/31/16	15.83	.07	.43	.50	(.14)	(.50)	(.64)	15.69	3.35		4		.82		.82		1.23		.43
10/31/15	16.05	.11	.20	.31	(.16)	(.37)	(.53)	15.83	1.98	[11]	—	[12]	.64	[11]	.54	[11]	.95	[11]	.71	[11]
10/31/14[7,15]	13.17	.04	2.84	2.88	—	—	—	16.05	(.37)[9,11]		—	[12]	.06	[9,11]	.04	[9,11]	.44	[9,11]	.25	[9,11]
Class R-3:
10/31/16	15.72	.13	.38	.51	(.06)	(.50)	(.56)	15.67	3.44		187		.73		.71		1.12		.83
10/31/15	15.91	.14	.13	.27	(.09)	(.37)	(.46)	15.72	1.72		121		.82		.72		1.13		.86
10/31/14	14.67	.13	1.37	1.50	(.13)	(.13)	(.26)	15.91	10.38		78		.85		.75		1.15		.85
10/31/13	12.05	.16	2.71	2.87	(.16)	(.09)	(.25)	14.67	24.30		47		.85		.71		1.11		1.17
10/31/12	11.09	.14	1.12	1.26	(.14)	(.16)	(.30)	12.05	11.75		24		.92		.73		1.14		1.25
Class R-4:
10/31/16	15.85	.17	.39	.56	(.11)	(.50)	(.61)	15.80	3.73		183		.41		.40		.81		1.13
10/31/15	16.03	.18	.14	.32	(.13)	(.37)	(.50)	15.85	2.04		100		.51		.41		.82		1.15
10/31/14	14.76	.18	1.39	1.57	(.17)	(.13)	(.30)	16.03	10.81		49		.53		.43		.83		1.15
10/31/13	12.13	.20	2.72	2.92	(.20)	(.09)	(.29)	14.76	24.62		25		.53		.39		.79		1.48
10/31/12	11.14	.17	1.14	1.31	(.16)	(.16)	(.32)	12.13	12.16		11		.58		.39		.80		1.45
Class R-5E:
10/31/16[7,13]	15.95	.15	.36	.51	(.15)	(.50)	(.65)	15.81	3.40	[9]	10		.17	[10]	.17	[10]	.58	[10]	1.03	[10]

66	American Funds Target Date Retirement Series

2055 Fund

		Income from investment operations[1]			Dividends and distributions						Ratio of expenses to average net	Ratio of expenses to average net
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	assets before waivers/ reimburse- ments[4]	assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class R-5:
10/31/16	$15.97	$.22	$.39	$.61	$(.14)	$(.50)	$(.64)	$15.94	4.06%	$87	.10%	.09%	.50%	1.41%
10/31/15	16.14	.22	.15	.37	(.17)	(.37)	(.54)	15.97	2.34	46	.21	.11	.52	1.40
10/31/14	14.85	.23	1.39	1.62	(.20)	(.13)	(.33)	16.14	11.10	21	.23	.13	.53	1.49
10/31/13	12.18	.24	2.74	2.98	(.22)	(.09)	(.31)	14.85	25.09	17	.22	.08	.48	1.80
10/31/12	11.18	.22	1.12	1.34	(.18)	(.16)	(.34)	12.18	12.45	7	.30	.10	.51	1.90
Class R-6:
10/31/16	15.99	.23	.39	.62	(.15)	(.50)	(.65)	15.96	4.10	255	.05	.04	.45	1.51
10/31/15	16.16	.22	.15	.37	(.17)	(.37)	(.54)	15.99	2.37	115	.16	.06	.47	1.40
10/31/14	14.86	.22	1.42	1.64	(.21)	(.13)	(.34)	16.16	11.20	35	.16	.06	.46	1.41
10/31/13	12.19	.23	2.76	2.99	(.23)	(.09)	(.32)	14.86	25.11	7	.17	.04	.44	1.66
10/31/12	11.19	.20	1.15	1.35	(.19)	(.16)	(.35)	12.19	12.48	2	.24	.06	.47	1.69

See page 86 for footnotes.

American Funds Target Date Retirement Series	67

Financial highlights (continued)

2050 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/16	$12.91	$.15	$.31	$.46	$(.08)	$(.51)	$(.59)	$12.78	3.76%		$588		.37%		.35%		.76%		1.22%
10/31/15	13.12	.17	.10	.27	(.11)	(.37)	(.48)	12.91	2.12		481		.45		.35		.76		1.28
10/31/14	12.07	.16	1.13	1.29	(.15)	(.09)	(.24)	13.12	10.83		400		.46		.36		.76		1.28
10/31/13	9.92	.17	2.22	2.39	(.17)	(.07)	(.24)	12.07	24.69		308		.47		.37		.77		1.61
10/31/12	9.04	.16	.91	1.07	(.16)	(.03)	(.19)	9.92	12.13		215		.48		.38		.79		1.67
Class B:
10/31/16	12.80	.10	.30	.40	—	(.51)	(.51)	12.69	3.29	[11]	—	[12]	.87	[11]	.84	[11]	1.25	[11]	.81	[11]
10/31/15	13.06	.09	.10	.19	(.08)	(.37)	(.45)	12.80	1.51	[11]	—	[12]	1.08	[11]	.98	[11]	1.39	[11]	.73	[11]
10/31/14[7,14]	12.40	.03	.63	.66	—	—	—	13.06	5.32	[9,11]	—	[12]	1.07	[10,11]	.97	[10,11]	1.37	[10,11]	.33	[10,11]
Class C:
10/31/16	12.74	.05	.30	.35	(.03)	(.51)	(.54)	12.55	2.93		32		1.14		1.13		1.54		.39
10/31/15	13.05	.05	.12	.17	(.11)	(.37)	(.48)	12.74	1.29		15		1.22		1.12		1.53		.37
10/31/14[7,14]	12.40	.01	.64	.65	—	—	—	13.05	5.24	[9]	3		1.21	[10]	1.11	[10]	1.51	[10]	.14	[10]
Class F-1:
10/31/16	12.87	.14	.32	.46	(.08)	(.51)	(.59)	12.74	3.79		2		.39		.38		.79		1.10
10/31/15	13.12	.14	.12	.26	(.14)	(.37)	(.51)	12.87	2.01		1		.48		.38		.79		1.05
10/31/14[7,14]	12.40	.09	.63	.72	—	—	—	13.12	5.81	[9,11]	—	[12]	.45	[10,11]	.35	[10,11]	.75	[10,11]	1.01	[10,11]
Class F-2:
10/31/16	12.92	.18	.31	.49	(.11)	(.51)	(.62)	12.79	4.04		5		.13		.12		.53		1.43
10/31/15	13.13	.17	.13	.30	(.14)	(.37)	(.51)	12.92	2.36		1		.22		.12		.53		1.30
10/31/14[7,14]	12.40	.11	.62	.73	—	—	—	13.13	5.89	[9]	—	[12]	.24	[10]	.14	[10]	.54	[10]	1.26	[10]
Class R-1:
10/31/16	12.65	.05	.30	.35	—	(.51)	(.51)	12.49	2.92		8		1.18		1.16		1.57		.43
10/31/15	12.88	.07	.09	.16	(.02)	(.37)	(.39)	12.65	1.25		7		1.25		1.15		1.56		.52
10/31/14	11.86	.06	1.12	1.18	(.07)	(.09)	(.16)	12.88	10.01		6		1.26		1.16		1.56		.47
10/31/13	9.75	.08	2.19	2.27	(.09)	(.07)	(.16)	11.86	23.62		5		1.26		1.16		1.56		.79
10/31/12	8.88	.08	.91	.99	(.09)	(.03)	(.12)	9.75	11.36		3		1.26		1.16		1.57		.89
Class R-2:
10/31/16	12.66	.06	.30	.36	—	(.51)	(.51)	12.51	3.00		338		1.13		1.12		1.53		.46
10/31/15	12.88	.07	.11	.18	(.03)	(.37)	(.40)	12.66	1.39		278		1.15		1.05		1.46		.58
10/31/14	11.86	.07	1.12	1.19	(.08)	(.09)	(.17)	12.88	10.09		242		1.18		1.08		1.48		.57
10/31/13	9.76	.10	2.18	2.28	(.11)	(.07)	(.18)	11.86	23.79		200		1.15		1.05		1.45		.93
10/31/12	8.90	.09	.90	.99	(.10)	(.03)	(.13)	9.76	11.29		145		1.19		1.09		1.50		.96
Class R-2E:
10/31/16	12.86	.05	.35	.40	(.11)	(.51)	(.62)	12.64	3.27		11		.81		.81		1.22		.42
10/31/15	13.12	.09	.16	.25	(.14)	(.37)	(.51)	12.86	1.96		—	[12]	.79		.69		1.10		.67
10/31/14[7,15]	13.43	.03	(.34)	(.31)	—	—	—	13.12	(.38)[9,11]		—	[12]	.06	[9,11]	.04	[9,11]	.44	[9,11]	.26	[9,11]
Class R-3:
10/31/16	12.78	.11	.30	.41	(.04)	(.51)	(.55)	12.64	3.42		441		.71		.70		1.11		.87
10/31/15	12.99	.11	.12	.23	(.07)	(.37)	(.44)	12.78	1.82		340		.79		.69		1.10		.89
10/31/14	11.97	.12	1.11	1.23	(.12)	(.09)	(.21)	12.99	10.36		238		.80		.70		1.10		.94
10/31/13	9.84	.14	2.21	2.35	(.15)	(.07)	(.22)	11.97	24.33		182		.80		.70		1.10		1.27
10/31/12	8.97	.12	.91	1.03	(.13)	(.03)	(.16)	9.84	11.75		121		.81		.71		1.12		1.32
Class R-4:
10/31/16	12.89	.14	.31	.45	(.08)	(.51)	(.59)	12.75	3.70		417		.40		.38		.79		1.15
10/31/15	13.10	.16	.11	.27	(.11)	(.37)	(.48)	12.89	2.11		265		.47		.37		.78		1.22
10/31/14	12.05	.16	1.13	1.29	(.15)	(.09)	(.24)	13.10	10.85		167		.48		.38		.78		1.24
10/31/13	9.91	.17	2.22	2.39	(.18)	(.07)	(.25)	12.05	24.63		112		.48		.38		.78		1.56
10/31/12	9.03	.16	.91	1.07	(.16)	(.03)	(.19)	9.91	12.15		68		.48		.38		.79		1.65
Class R-5E:
10/31/16[7,13]	12.98	.12	.29	.41	(.12)	(.51)	(.63)	12.76	3.36	[9]	26		.17	[10]	.17	[10]	.58	[10]	1.03	[10]

68	American Funds Target Date Retirement Series

2050 Fund

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of	Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class R-5:
10/31/16	$13.00	$.18	$.32	$.50	$(.11)	$(.51)	$(.62)	$12.88	4.08%	$216	.09%	.08%	.49%	1.44%
10/31/15	13.21	.19	.12	.31	(.15)	(.37)	(.52)	13.00	2.37	130	.18	.08	.49	1.49
10/31/14	12.15	.19	1.14	1.33	(.18)	(.09)	(.27)	13.21	11.12	85	.18	.08	.48	1.51
10/31/13	9.98	.20	2.24	2.44	(.20)	(.07)	(.27)	12.15	25.09	50	.17	.07	.47	1.83
10/31/12	9.09	.18	.92	1.10	(.18)	(.03)	(.21)	9.98	12.50	27	.19	.09	.50	1.94
Class R-6:
10/31/16	12.97	.19	.32	.51	(.12)	(.51)	(.63)	12.85	4.15	781	.04	.02	.43	1.50
10/31/15	13.18	.19	.12	.31	(.15)	(.37)	(.52)	12.97	2.41	394	.13	.03	.44	1.46
10/31/14	12.12	.18	1.16	1.34	(.19)	(.09)	(.28)	13.18	11.19	160	.13	.03	.43	1.40
10/31/13	9.96	.20	2.24	2.44	(.21)	(.07)	(.28)	12.12	25.08	37	.13	.03	.43	1.81
10/31/12	9.07	.17	.94	1.11	(.19)	(.03)	(.22)	9.96	12.57	14	.14	.04	.45	1.82

See page 86 for footnotes.

American Funds Target Date Retirement Series	69

Financial highlights (continued)

2045 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/16	$13.19	$.16	$.31	$.47	$(.08)	$(.51)	$(.59)	$13.07	3.76%		$688		.36%		.34%		.75%		1.24%
10/31/15	13.37	.17	.11	.28	(.12)	(.34)	(.46)	13.19	2.11		550		.44		.34		.75		1.28
10/31/14	12.29	.17	1.15	1.32	(.15)	(.09)	(.24)	13.37	10.86		440		.45		.35		.75		1.29
10/31/13	10.11	.18	2.26	2.44	(.18)	(.08)	(.26)	12.29	24.71		321		.46		.36		.76		1.60
10/31/12	9.21	.16	.93	1.09	(.16)	(.03)	(.19)	10.11	12.07		208		.48		.38		.79		1.66
Class B:
10/31/16	13.06	.08	.29	.37	—	(.51)	(.51)	12.92	2.96	[11]	—	[12]	1.12	[11]	1.10	[11]	1.51	[11]	.61	[11]
10/31/15	13.31	.06	.12	.18	(.09)	(.34)	(.43)	13.06	1.33		—	[12]	1.19		1.09		1.50		.45
10/31/14[7,14]	12.64	.02	.65	.67	—	—	—	13.31	5.30	[9,11]	—	[12]	1.14	[10,11]	1.04	[10,11]	1.44	[10,11]	.23	[10,11]
Class C:
10/31/16	13.03	.05	.31	.36	(.03)	(.51)	(.54)	12.85	2.92		39		1.14		1.12		1.53		.39
10/31/15	13.30	.04	.14	.18	(.11)	(.34)	(.45)	13.03	1.30		17		1.21		1.11		1.52		.34
10/31/14[7,14]	12.64	.02	.64	.66	—	—	—	13.30	5.22	[9]	4		1.21	[10]	1.11	[10]	1.51	[10]	.20	[10]
Class F-1:
10/31/16	13.16	.13	.34	.47	(.08)	(.51)	(.59)	13.04	3.77		2		.38		.37		.78		1.05
10/31/15	13.37	.16	.11	.27	(.14)	(.34)	(.48)	13.16	2.04		1		.48		.38		.79		1.19
10/31/14[7,14]	12.64	.09	.64	.73	—	—	—	13.37	5.78	[9,11]	—	[12]	.46	[10,11]	.36	[10,11]	.76	[10,11]	.99	[10,11]
Class F-2:
10/31/16	13.22	.18	.32	.50	(.11)	(.51)	(.62)	13.10	3.99		3		.12		.11		.52		1.38
10/31/15	13.39	.16	.15	.31	(.14)	(.34)	(.48)	13.22	2.32		1		.23		.13		.54		1.17
10/31/14[7,14]	12.64	.12	.63	.75	—	—	—	13.39	5.93	[9]	—	[12]	.28	[10]	.18	[10]	.58	[10]	1.37	[10]
Class R-1:
10/31/16	12.94	.05	.31	.36	—	(.51)	(.51)	12.79	2.91		9		1.18		1.16		1.57		.42
10/31/15	13.15	.07	.10	.17	(.04)	(.34)	(.38)	12.94	1.30		9		1.26		1.16		1.57		.53
10/31/14	12.09	.06	1.14	1.20	(.05)	(.09)	(.14)	13.15	9.97		8		1.26		1.16		1.56		.48
10/31/13	9.95	.09	2.22	2.31	(.09)	(.08)	(.17)	12.09	23.68		6		1.26		1.16		1.56		.86
10/31/12	9.07	.08	.93	1.01	(.10)	(.03)	(.13)	9.95	11.24		5		1.26		1.16		1.57		.89
Class R-2:
10/31/16	12.90	.06	.31	.37	—	(.51)	(.51)	12.76	2.99		455		1.13		1.12		1.53		.47
10/31/15	13.09	.08	.11	.19	(.04)	(.34)	(.38)	12.90	1.40		369		1.15		1.05		1.46		.58
10/31/14	12.05	.07	1.14	1.21	(.08)	(.09)	(.17)	13.09	10.08		301		1.18		1.08		1.48		.57
10/31/13	9.93	.10	2.21	2.31	(.11)	(.08)	(.19)	12.05	23.76		241		1.15		1.05		1.45		.91
10/31/12	9.05	.09	.92	1.01	(.10)	(.03)	(.13)	9.93	11.32		164		1.18		1.08		1.49		.96
Class R-2E:
10/31/16	13.15	.06	.35	.41	(.11)	(.51)	(.62)	12.94	3.29		19		.81		.81		1.22		.44
10/31/15	13.38	.09	.17	.26	(.15)	(.34)	(.49)	13.15	1.94		—	[12]	.78		.68		1.09		.65
10/31/14[7,15]	13.43	.03	(.08)	(.05)	—	—	—	13.38	(.37)[9,11]		—	[12]	.06	[9,11]	.04	[9,11]	.44	[9,11]	.26	[9,11]
Class R-3:
10/31/16	13.05	.11	.32	.43	(.05)	(.51)	(.56)	12.92	3.41		535		.71		.70		1.11		.88
10/31/15	13.24	.12	.11	.23	(.08)	(.34)	(.42)	13.05	1.73		391		.78		.68		1.09		.94
10/31/14	12.18	.12	1.15	1.27	(.12)	(.09)	(.21)	13.24	10.50		304		.80		.70		1.10		.94
10/31/13	10.03	.14	2.24	2.38	(.15)	(.08)	(.23)	12.18	24.24		224		.80		.70		1.10		1.25
10/31/12	9.13	.13	.93	1.06	(.13)	(.03)	(.16)	10.03	11.83		144		.81		.71		1.12		1.31
Class R-4:
10/31/16	13.17	.15	.32	.47	(.08)	(.51)	(.59)	13.05	3.78		522		.39		.38		.79		1.17
10/31/15	13.36	.16	.11	.27	(.12)	(.34)	(.46)	13.17	2.03		321		.47		.37		.78		1.22
10/31/14	12.28	.16	1.16	1.32	(.15)	(.09)	(.24)	13.36	10.86		194		.48		.38		.78		1.22
10/31/13	10.11	.17	2.26	2.43	(.18)	(.08)	(.26)	12.28	24.63		118		.47		.37		.77		1.57
10/31/12	9.20	.16	.94	1.10	(.16)	(.03)	(.19)	10.11	12.20		72		.48		.38		.79		1.63
Class R-5E:
10/31/16[7,13]	13.26	.13	.29	.42	(.12)	(.51)	(.63)	13.05	3.37	[9]	30		.17	[10]	.17	[10]	.58	[10]	1.06	[10]

70	American Funds Target Date Retirement Series

2045 Fund

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of	Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class R-5:
10/31/16	$13.30	$.19	$.31	$.50	$(.11)	$(.51)	$(.62)	$13.18	3.99%	$255	.09%	.08%	.49%	1.47%
10/31/15	13.48	.20	.12	.32	(.16)	(.34)	(.50)	13.30	2.36	165	.18	.08	.49	1.48
10/31/14	12.38	.20	1.17	1.37	(.18)	(.09)	(.27)	13.48	11.20	103	.17	.07	.47	1.51
10/31/13	10.18	.21	2.27	2.48	(.20)	(.08)	(.28)	12.38	25.06	59	.17	.07	.47	1.84
10/31/12	9.27	.19	.93	1.12	(.18)	(.03)	(.21)	10.18	12.41	34	.18	.08	.49	1.92
Class R-6:
10/31/16	13.26	.20	.31	.51	(.12)	(.51)	(.63)	13.14	4.05	983	.03	.02	.43	1.54
10/31/15	13.43	.19	.14	.33	(.16)	(.34)	(.50)	13.26	2.47	494	.13	.03	.44	1.43
10/31/14	12.34	.19	1.18	1.37	(.19)	(.09)	(.28)	13.43	11.20	172	.12	.02	.42	1.46
10/31/13	10.15	.20	2.28	2.48	(.21)	(.08)	(.29)	12.34	25.08	39	.13	.03	.43	1.81
10/31/12	9.24	.18	.95	1.13	(.19)	(.03)	(.22)	10.15	12.49	15	.14	.04	.45	1.82

See page 86 for footnotes.

American Funds Target Date Retirement Series	71

Financial highlights (continued)

2040 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/16	$13.12	$.16	$.30	$.46	$(.10)	$(.53)	$(.63)	$12.95	3.72%		$1,012		.36%		.35%		.76%		1.29%
10/31/15	13.36	.18	.08	.26	(.12)	(.38)	(.50)	13.12	1.99		859		.44		.34		.74		1.36
10/31/14	12.31	.17	1.15	1.32	(.16)	(.11)	(.27)	13.36	10.82		726		.45		.35		.74		1.32
10/31/13	10.12	.18	2.27	2.45	(.18)	(.08)	(.26)	12.31	24.70		569		.46		.36		.76		1.62
10/31/12	9.23	.16	.92	1.08	(.16)	(.03)	(.19)	10.12	12.05		397		.47		.37		.78		1.68
Class B:
10/31/16	12.99	.08	.28	.36	—	(.53)	(.53)	12.82	2.95		—	[12]	1.17		1.14		1.55		.66
10/31/15	13.29	.09	.08	.17	(.09)	(.38)	(.47)	12.99	1.25		—	[12]	1.21		1.11		1.51		.65
10/31/14[7,14]	12.64	.02	.63	.65	—	—	—	13.29	5.14	[9,11]	—	[12]	1.18	[10,11]	1.08	[10,11]	1.47	[10,11]	.22	[10,11]
Class C:
10/31/16	12.97	.06	.29	.35	(.05)	(.53)	(.58)	12.74	2.88		48		1.13		1.12		1.53		.45
10/31/15	13.29	.06	.11	.17	(.11)	(.38)	(.49)	12.97	1.26		23		1.21		1.11		1.51		.44
10/31/14[7,14]	12.64	.02	.63	.65	—	—	—	13.29	5.14	[9]	6		1.21	[10]	1.11	[10]	1.50	[10]	.21	[10]
Class F-1:
10/31/16	13.10	.15	.30	.45	(.10)	(.53)	(.63)	12.92	3.70		4		.38		.37		.78		1.18
10/31/15	13.36	.17	.09	.26	(.14)	(.38)	(.52)	13.10	1.96		1		.48		.38		.78		1.26
10/31/14[7,14]	12.64	.09	.63	.72	—	—	—	13.36	5.70	[9]	1		.48	[10]	.38	[10]	.77	[10]	.98	[10]
Class F-2:
10/31/16	13.14	.19	.30	.49	(.13)	(.53)	(.66)	12.97	3.99		5		.12		.11		.52		1.48
10/31/15	13.38	.18	.12	.30	(.16)	(.38)	(.54)	13.14	2.26		2		.22		.12		.52		1.38
10/31/14[7,14]	12.64	.09	.65	.74	—	—	—	13.38	5.85	[9]	—	[12]	.24	[10]	.14	[10]	.53	[10]	1.04	[10]
Class R-1:
10/31/16	12.85	.06	.29	.35	—	(.53)	(.53)	12.67	2.90		17		1.18		1.16		1.57		.48
10/31/15	13.09	.07	.09	.16	(.02)	(.38)	(.40)	12.85	1.23		17		1.25		1.15		1.55		.57
10/31/14	12.09	.07	1.11	1.18	(.07)	(.11)	(.18)	13.09	9.85		16		1.25		1.15		1.54		.54
10/31/13	9.94	.09	2.24	2.33	(.10)	(.08)	(.18)	12.09	23.73		14		1.26		1.16		1.56		.84
10/31/12	9.07	.09	.91	1.00	(.10)	(.03)	(.13)	9.94	11.25		11		1.25		1.15		1.56		.92
Class R-2:
10/31/16	12.85	.07	.28	.35	(.01)	(.53)	(.54)	12.66	2.93		624		1.13		1.11		1.52		.53
10/31/15	13.09	.08	.10	.18	(.04)	(.38)	(.42)	12.85	1.34		536		1.15		1.05		1.45		.65
10/31/14	12.09	.08	1.11	1.19	(.08)	(.11)	(.19)	13.09	9.93		467		1.17		1.07		1.46		.61
10/31/13	9.95	.10	2.23	2.33	(.11)	(.08)	(.19)	12.09	23.83		384		1.15		1.05		1.45		.93
10/31/12	9.07	.09	.92	1.01	(.10)	(.03)	(.13)	9.95	11.37		280		1.17		1.07		1.48		.97
Class R-2E:
10/31/16	13.08	.06	.34	.40	(.13)	(.53)	(.66)	12.82	3.25		27		.81		.81		1.22		.49
10/31/15	13.36	.07	.18	.25	(.15)	(.38)	(.53)	13.08	1.90		—	[12]	.82		.72		1.12		.55
10/31/14[7,15]	13.42	.04	(.10)	(.06)	—	—	—	13.36	(.45)[9,11]		—	[12]	.06	[9,11]	.04	[9,11]	.43	[9,11]	.27	[9,11]
Class R-3:
10/31/16	13.00	.12	.29	.41	(.06)	(.53)	(.59)	12.82	3.37		773		.71		.70		1.11		.94
10/31/15	13.24	.13	.09	.22	(.08)	(.38)	(.46)	13.00	1.68		606		.78		.68		1.08		.99
10/31/14	12.22	.12	1.13	1.25	(.12)	(.11)	(.23)	13.24	10.33		464		.79		.69		1.08		.98
10/31/13	10.05	.14	2.26	2.40	(.15)	(.08)	(.23)	12.22	24.31		368		.79		.69		1.09		1.30
10/31/12	9.16	.13	.92	1.05	(.13)	(.03)	(.16)	10.05	11.78		262		.80		.70		1.11		1.34
Class R-4:
10/31/16	13.10	.15	.31	.46	(.10)	(.53)	(.63)	12.93	3.75		825		.39		.38		.79		1.23
10/31/15	13.34	.17	.09	.26	(.12)	(.38)	(.50)	13.10	2.00		531		.47		.37		.77		1.30
10/31/14	12.30	.17	1.14	1.31	(.16)	(.11)	(.27)	13.34	10.75		331		.47		.37		.76		1.30
10/31/13	10.12	.18	2.26	2.44	(.18)	(.08)	(.26)	12.30	24.62		232		.47		.37		.77		1.60
10/31/12	9.22	.16	.93	1.09	(.16)	(.03)	(.19)	10.12	12.17		153		.47		.37		.78		1.66
Class R-5E:
10/31/16[7,13]	13.19	.13	.29	.42	(.14)	(.53)	(.67)	12.94	3.41	[9]	48		.16	[10]	.16	[10]	.57	[10]	1.11	[10]

72	American Funds Target Date Retirement Series

2040 Fund

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of	Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class R-5:
10/31/16	$13.22	$.19	$.31	$.50	$(.13)	$(.53)	$(.66)	$13.06	4.05%	$370	.09%	.07%	.48%	1.53%
10/31/15	13.45	.21	.10	.31	(.16)	(.38)	(.54)	13.22	2.32	265	.17	.07	.47	1.57
10/31/14	12.40	.20	1.15	1.35	(.19)	(.11)	(.30)	13.45	11.02	186	.17	.07	.46	1.55
10/31/13	10.19	.21	2.29	2.50	(.21)	(.08)	(.29)	12.40	25.07	119	.17	.07	.47	1.86
10/31/12	9.28	.19	.94	1.13	(.19)	(.03)	(.22)	10.19	12.52	69	.18	.08	.49	1.98
Class R-6:
10/31/16	13.19	.20	.30	.50	(.14)	(.53)	(.67)	13.02	4.04	1,824	.03	.02	.43	1.58
10/31/15	13.42	.20	.11	.31	(.16)	(.38)	(.54)	13.19	2.36	936	.12	.02	.42	1.55
10/31/14	12.36	.18	1.18	1.36	(.19)	(.11)	(.30)	13.42	11.17	441	.12	.02	.41	1.40
10/31/13	10.16	.20	2.29	2.49	(.21)	(.08)	(.29)	12.36	25.09	83	.12	.02	.42	1.80
10/31/12	9.26	.18	.94	1.12	(.19)	(.03)	(.22)	10.16	12.48	31	.13	.03	.44	1.88

See page 86 for footnotes.

American Funds Target Date Retirement Series	73

Financial highlights (continued)

2035 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/16	$12.98	$.17	$.28	$.45	$(.09)	$(.59)	$(.68)	$12.75	3.73%		$1,166		.37%		.35%		.75%		1.33%
10/31/15	13.17	.18	.10	.28	(.14)	(.33)	(.47)	12.98	2.12		973		.44		.34		.74		1.39
10/31/14	12.15	.17	1.10	1.27	(.16)	(.09)	(.25)	13.17	10.58		798		.45		.35		.74		1.36
10/31/13	10.05	.18	2.19	2.37	(.18)	(.09)	(.27)	12.15	24.24		618		.46		.36		.76		1.68
10/31/12	9.17	.17	.91	1.08	(.17)	(.03)	(.20)	10.05	12.08		437		.47		.37		.77		1.75
Class B:
10/31/16	12.84	.08	.27	.35	—	(.59)	(.59)	12.60	2.93		—	[12]	1.16		1.14		1.54		.62
10/31/15	13.11	.09	.08	.17	(.11)	(.33)	(.44)	12.84	1.30		—	[12]	1.21		1.11		1.51		.70
10/31/14[7,14]	12.47	.02	.62	.64	—	—	—	13.11	5.13	[9,11]	—	[12]	1.17	[10,11]	1.07	[10,11]	1.46	[10,11]	.28	[10,11]
Class C:
10/31/16	12.82	.06	.29	.35	(.04)	(.59)	(.63)	12.54	2.93		62		1.13		1.12		1.52		.51
10/31/15	13.11	.06	.11	.17	(.13)	(.33)	(.46)	12.82	1.30		33		1.21		1.11		1.51		.49
10/31/14[7,14]	12.47	.02	.62	.64	—	—	—	13.11	5.13	[9]	7		1.21	[10]	1.11	[10]	1.50	[10]	.20	[10]
Class F-1:
10/31/16	12.96	.15	.29	.44	(.09)	(.59)	(.68)	12.72	3.68		6		.39		.38		.78		1.22
10/31/15	13.17	.16	.11	.27	(.15)	(.33)	(.48)	12.96	2.08		2		.47		.37		.77		1.22
10/31/14[7,14]	12.47	.08	.62	.70	—	—	—	13.17	5.61	[9]	1		.48	[10]	.38	[10]	.77	[10]	.88	[10]
Class F-2:
10/31/16	12.99	.18	.30	.48	(.12)	(.59)	(.71)	12.76	3.95		7		.12		.11		.51		1.44
10/31/15	13.20	.19	.10	.29	(.17)	(.33)	(.50)	12.99	2.25		2		.22		.12		.52		1.49
10/31/14[7,14]	12.47	.07	.66	.73	—	—	—	13.20	5.85	[9]	1		.23	[10]	.13	[10]	.52	[10]	.77	[10]
Class R-1:
10/31/16	12.68	.06	.28	.34	—	(.59)	(.59)	12.43	2.89		18		1.17		1.15		1.55		.52
10/31/15	12.88	.08	.08	.16	(.03)	(.33)	(.36)	12.68	1.26		17		1.24		1.14		1.54		.64
10/31/14	11.89	.07	1.07	1.14	(.06)	(.09)	(.15)	12.88	9.69		17		1.25		1.15		1.54		.57
10/31/13	9.85	.10	2.14	2.24	(.11)	(.09)	(.20)	11.89	23.24		15		1.26		1.16		1.56		.91
10/31/12	9.00	.09	.90	.99	(.11)	(.03)	(.14)	9.85	11.21		13		1.25		1.14		1.54		.97
Class R-2:
10/31/16	12.71	.07	.28	.35	— [6]	(.59)	(.59)	12.47	3.00		782		1.13		1.11		1.51		.57
10/31/15	12.92	.09	.08	.17	(.05)	(.33)	(.38)	12.71	1.32		669		1.14		1.04		1.44		.69
10/31/14	11.93	.08	1.09	1.17	(.09)	(.09)	(.18)	12.92	9.86		566		1.17		1.07		1.46		.65
10/31/13	9.88	.11	2.15	2.26	(.12)	(.09)	(.21)	11.93	23.37		472		1.15		1.05		1.45		1.00
10/31/12	9.02	.10	.90	1.00	(.11)	(.03)	(.14)	9.88	11.29		336		1.17		1.07		1.47		1.04
Class R-2E:
10/31/16	12.93	.08	.31	.39	(.12)	(.59)	(.71)	12.61	3.26		39		.81		.81		1.21		.61
10/31/15	13.17	.06	.19	.25	(.16)	(.33)	(.49)	12.93	1.96		—	[12]	.81		.71		1.11		.46
10/31/14[7,15]	13.23	.04	(.10)	(.06)	—	—	—	13.17	(.45)[9,11]		—	[12]	.06	[9,11]	.04	[9,11]	.43	[9,11]	.28	[9,11]
Class R-3:
10/31/16	12.85	.12	.28	.40	(.05)	(.59)	(.64)	12.61	3.35		925		.71		.69		1.09		.99
10/31/15	13.05	.14	.09	.23	(.10)	(.33)	(.43)	12.85	1.75		704		.78		.68		1.08		1.05
10/31/14	12.05	.13	1.08	1.21	(.12)	(.09)	(.21)	13.05	10.19		573		.79		.69		1.08		1.02
10/31/13	9.97	.15	2.18	2.33	(.16)	(.09)	(.25)	12.05	23.88		444		.79		.69		1.09		1.35
10/31/12	9.11	.13	.90	1.03	(.14)	(.03)	(.17)	9.97	11.59		302		.80		.70		1.10		1.40
Class R-4:
10/31/16	12.95	.16	.29	.45	(.09)	(.59)	(.68)	12.72	3.75		887		.39		.38		.78		1.27
10/31/15	13.16	.17	.09	.26	(.14)	(.33)	(.47)	12.95	1.99		576		.46		.36		.76		1.34
10/31/14	12.14	.17	1.10	1.27	(.16)	(.09)	(.25)	13.16	10.59		364		.47		.37		.76		1.31
10/31/13	10.04	.18	2.20	2.38	(.19)	(.09)	(.28)	12.14	24.30		236		.47		.37		.77		1.64
10/31/12	9.17	.17	.90	1.07	(.17)	(.03)	(.20)	10.04	11.97		144		.47		.37		.77		1.73
Class R-5E:
10/31/16[7,13]	13.04	.14	.27	.41	(.13)	(.59)	(.72)	12.73	3.40	[9]	55		.16	[10]	.16	[10]	.56	[10]	1.15	[10]

74	American Funds Target Date Retirement Series

2035 Fund

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of	Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class R-5:
10/31/16	$13.07	$.20	$.29	$.49	$(.12)	$(.59)	$(.71)	$12.85	4.05%	$432	.09%	.07%	.47%	1.57%
10/31/15	13.27	.21	.09	.30	(.17)	(.33)	(.50)	13.07	2.30	293	.17	.07	.47	1.61
10/31/14	12.23	.20	1.12	1.32	(.19)	(.09)	(.28)	13.27	10.95	199	.17	.07	.46	1.58
10/31/13	10.11	.21	2.21	2.42	(.21)	(.09)	(.30)	12.23	24.65	129	.17	.07	.47	1.91
10/31/12	9.23	.19	.91	1.10	(.19)	(.03)	(.22)	10.11	12.33	78	.17	.07	.47	2.01
Class R-6:
10/31/16	13.03	.21	.29	.50	(.13)	(.59)	(.72)	12.81	4.11	1,898	.03	.02	.42	1.64
10/31/15	13.23	.20	.11	.31	(.18)	(.33)	(.51)	13.03	2.35	945	.12	.02	.42	1.54
10/31/14	12.19	.20	1.12	1.32	(.19)	(.09)	(.28)	13.23	11.02	372	.12	.02	.41	1.53
10/31/13	10.08	.21	2.21	2.42	(.22)	(.09)	(.31)	12.19	24.67	80	.12	.02	.42	1.89
10/31/12	9.20	.18	.93	1.11	(.20)	(.03)	(.23)	10.08	12.41	35	.13	.03	.43	1.88

See page 86 for footnotes.

American Funds Target Date Retirement Series	75

Financial highlights (continued)

2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/16	$12.92	$.17	$.27	$.44	$(.10)	$(.56)	$(.66)	$12.70	3.69%		$1,550		.37%		.35%		.74%		1.40%
10/31/15	13.16	.19	.08	.27	(.13)	(.38)	(.51)	12.92	2.09		1,298		.44		.34		.73		1.43
10/31/14	12.16	.18	1.08	1.26	(.16)	(.10)	(.26)	13.16	10.53		1,077		.45		.35		.73		1.40
10/31/13	10.12	.19	2.15	2.34	(.19)	(.11)	(.30)	12.16	23.77		845		.46		.36		.75		1.69
10/31/12	9.25	.17	.92	1.09	(.17)	(.05)	(.22)	10.12	12.07		598		.47		.37		.77		1.78
Class B:
10/31/16	12.77	.06	.29	.35	(.01)	(.56)	(.57)	12.55	2.93		—	[12]	1.14		1.13		1.52		.52
10/31/15	13.09	.09	.08	.17	(.11)	(.38)	(.49)	12.77	1.30		—	[12]	1.20		1.10		1.49		.71
10/31/14[7,14]	12.46	.03	.60	.63	—	—	—	13.09	5.06	[9,11]	—	[12]	1.17	[10,11]	1.07	[10,11]	1.45	[10,11]	.31	[10,11]
Class C:
10/31/16	12.76	.07	.27	.34	(.05)	(.56)	(.61)	12.49	2.91		80		1.13		1.12		1.51		.59
10/31/15	13.09	.07	.10	.17	(.12)	(.38)	(.50)	12.76	1.29		40		1.20		1.10		1.49		.52
10/31/14[7,14]	12.46	.03	.60	.63	—	—	—	13.09	5.06	[9]	9		1.21	[10]	1.11	[10]	1.49	[10]	.29	[10]
Class F-1:
10/31/16	12.88	.16	.29	.45	(.12)	(.56)	(.68)	12.65	3.74		12		.38		.37		.76		1.28
10/31/15	13.16	.18	.08	.26	(.16)	(.38)	(.54)	12.88	1.98		3		.48		.38		.77		1.36
10/31/14[7,14]	12.46	.10	.60	.70	—	—	—	13.16	5.62	[9]	1		.47	[10]	.37	[10]	.75	[10]	1.09	[10]
Class F-2:
10/31/16	12.93	.19	.28	.47	(.13)	(.56)	(.69)	12.71	3.94		15		.12		.11		.50		1.55
10/31/15	13.18	.19	.11	.30	(.17)	(.38)	(.55)	12.93	2.29		4		.22		.12		.51		1.51
10/31/14[7,14]	12.46	.10	.62	.72	—	—	—	13.18	5.78	[9]	1		.23	[10]	.13	[10]	.51	[10]	1.17	[10]
Class R-1:
10/31/16	12.70	.07	.27	.34	—	(.56)	(.56)	12.48	2.87		29		1.17		1.16		1.55		.59
10/31/15	12.95	.08	.08	.16	(.03)	(.38)	(.41)	12.70	1.25		27		1.24		1.14		1.53		.66
10/31/14	11.98	.08	1.06	1.14	(.07)	(.10)	(.17)	12.95	9.63		28		1.25		1.15		1.53		.61
10/31/13	9.97	.10	2.12	2.22	(.10)	(.11)	(.21)	11.98	22.81		24		1.25		1.15		1.54		.95
10/31/12	9.12	.10	.91	1.01	(.11)	(.05)	(.16)	9.97	11.19		19		1.24		1.14		1.54		1.01
Class R-2:
10/31/16	12.65	.08	.28	.36	(.02)	(.56)	(.58)	12.43	3.02		913		1.13		1.11		1.50		.65
10/31/15	12.91	.09	.07	.16	(.04)	(.38)	(.42)	12.65	1.27		809		1.14		1.04		1.43		.74
10/31/14	11.94	.09	1.07	1.16	(.09)	(.10)	(.19)	12.91	9.80		725		1.17		1.07		1.45		.70
10/31/13	9.95	.11	2.11	2.22	(.12)	(.11)	(.23)	11.94	22.89		620		1.15		1.05		1.44		1.02
10/31/12	9.10	.10	.91	1.01	(.11)	(.05)	(.16)	9.95	11.28		461		1.17		1.07		1.47		1.08
Class R-2E:
10/31/16	12.86	.08	.31	.39	(.11)	(.56)	(.67)	12.58	3.30		42		.81		.80		1.19		.66
10/31/15	13.17	.09	.14	.23	(.16)	(.38)	(.54)	12.86	1.76		1		.86		.76		1.15		.71
10/31/14[7,15]	13.22	.04	(.09)	(.05)	—	—	—	13.17	(.38)[9,11]		—	[12]	.06	[9,11]	.04	[9,11]	.42	[9,11]	.29	[9,11]
Class R-3:
10/31/16	12.79	.13	.28	.41	(.07)	(.56)	(.63)	12.57	3.41		1,267		.71		.69		1.08		1.06
10/31/15	13.04	.14	.08	.22	(.09)	(.38)	(.47)	12.79	1.70		1,037		.77		.67		1.06		1.09
10/31/14	12.06	.13	1.08	1.21	(.13)	(.10)	(.23)	13.04	10.14		819		.79		.69		1.07		1.06
10/31/13	10.04	.15	2.14	2.29	(.16)	(.11)	(.27)	12.06	23.41		643		.79		.69		1.08		1.37
10/31/12	9.18	.14	.91	1.05	(.14)	(.05)	(.19)	10.04	11.68		450		.79		.69		1.09		1.43
Class R-4:
10/31/16	12.90	.17	.27	.44	(.10)	(.56)	(.66)	12.68	3.71		1,261		.39		.38		.77		1.35
10/31/15	13.15	.18	.08	.26	(.13)	(.38)	(.51)	12.90	2.02		852		.46		.36		.75		1.40
10/31/14	12.15	.18	1.08	1.26	(.16)	(.10)	(.26)	13.15	10.55		560		.47		.37		.75		1.40
10/31/13	10.11	.18	2.16	2.34	(.19)	(.11)	(.30)	12.15	23.83		417		.46		.36		.75		1.67
10/31/12	9.24	.17	.92	1.09	(.17)	(.05)	(.22)	10.11	12.10		276		.47		.37		.77		1.75
Class R-5E:
10/31/16[7,13]	12.96	.15	.27	.42	(.14)	(.56)	(.70)	12.68	3.53	[9]	69		.16	[10]	.16	[10]	.55	[10]	1.26	[10]

76	American Funds Target Date Retirement Series

2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of	Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class R-5:
10/31/16	$13.01	$.21	$.28	$.49	$(.14)	$(.56)	$(.70)	$12.80	4.02%	$527	.09%	.07%	.46%	1.65%
10/31/15	13.25	.22	.09	.31	(.17)	(.38)	(.55)	13.01	2.35	359	.16	.06	.45	1.67
10/31/14	12.24	.21	1.09	1.30	(.19)	(.10)	(.29)	13.25	10.82	249	.16	.06	.44	1.63
10/31/13	10.18	.22	2.17	2.39	(.22)	(.11)	(.33)	12.24	24.19	171	.16	.06	.45	1.96
10/31/12	9.30	.21	.92	1.13	(.20)	(.05)	(.25)	10.18	12.44	109	.17	.07	.47	2.16
Class R-6:
10/31/16	12.97	.22	.27	.49	(.14)	(.56)	(.70)	12.76	4.08	2,792	.03	.02	.41	1.73
10/31/15	13.21	.21	.10	.31	(.17)	(.38)	(.55)	12.97	2.39	1,527	.12	.02	.41	1.59
10/31/14	12.20	.20	1.11	1.31	(.20)	(.10)	(.30)	13.21	10.90	615	.12	.02	.40	1.53
10/31/13	10.15	.21	2.17	2.38	(.22)	(.11)	(.33)	12.20	24.21	151	.12	.02	.41	1.91
10/31/12	9.28	.19	.93	1.12	(.20)	(.05)	(.25)	10.15	12.41	68	.13	.03	.43	1.97

See page 86 for footnotes.

American Funds Target Date Retirement Series	77

Financial highlights (continued)

2025 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/16	$12.40	$.18	$.27	$.45	$(.11)	$(.57)	$(.68)	$12.17	3.83%		$1,730		.38%		.37%		.74%		1.50%
10/31/15	12.64	.19	.01	.20	(.14)	(.30)	(.44)	12.40	1.61		1,442		.45		.35		.73		1.50
10/31/14	11.75	.17	.97	1.14	(.16)	(.09)	(.25)	12.64	9.85		1,183		.45		.35		.72		1.42
10/31/13	9.89	.18	1.96	2.14	(.19)	(.09)	(.28)	11.75	22.18		921		.46		.36		.74		1.69
10/31/12	9.09	.17	.86	1.03	(.18)	(.05)	(.23)	9.89	11.65		658		.47		.37		.76		1.80
Class B:
10/31/16	12.26	.09	.27	.36	—	(.57)	(.57)	12.05	3.10		—	[12]	1.16		1.14		1.51		.79
10/31/15	12.57	.09	.02	.11	(.12)	(.30)	(.42)	12.26	.85		—	[12]	1.20		1.10		1.48		.73
10/31/14[7,14]	11.99	.04	.54	.58	—	—	—	12.57	4.84	[9,11]	—	[12]	1.17	[10,11]	1.07	[10,11]	1.44	[10,11]	.45	[10,11]
Class C:
10/31/16	12.24	.08	.28	.36	(.06)	(.57)	(.63)	11.97	3.13		97		1.13		1.12		1.49		.71
10/31/15	12.57	.08	.02	.10	(.13)	(.30)	(.43)	12.24	.79		50		1.20		1.10		1.48		.64
10/31/14[7,14]	11.99	.03	.55	.58	—	—	—	12.57	4.84	[9]	12		1.21	[10]	1.11	[10]	1.48	[10]	.36	[10]
Class F-1:
10/31/16	12.36	.17	.27	.44	(.11)	(.57)	(.68)	12.12	3.83		12		.38		.37		.74		1.45
10/31/15	12.63	.18	.02	.20	(.17)	(.30)	(.47)	12.36	1.60		4		.48		.38		.76		1.43
10/31/14[7,14]	11.99	.09	.55	.64	—	—	—	12.63	5.34	[9]	1		.47	[10]	.37	[10]	.74	[10]	1.01	[10]
Class F-2:
10/31/16	12.41	.20	.28	.48	(.14)	(.57)	(.71)	12.18	4.10		24		.12		.11		.48		1.71
10/31/15	12.65	.22	.02	.24	(.18)	(.30)	(.48)	12.41	1.90		9		.21		.11		.49		1.75
10/31/14[7,14]	11.99	.13	.53	.66	—	—	—	12.65	5.50	[9]	—	[12]	.23	[10]	.13	[10]	.50	[10]	1.48	[10]
Class R-1:
10/31/16	12.17	.08	.27	.35	—	(.57)	(.57)	11.95	3.04		22		1.17		1.16		1.53		.69
10/31/15	12.42	.09	.01	.10	(.05)	(.30)	(.35)	12.17	.78		22		1.24		1.14		1.52		.73
10/31/14	11.55	.07	.96	1.03	(.07)	(.09)	(.16)	12.42	9.04		22		1.25		1.15		1.52		.62
10/31/13	9.74	.10	1.92	2.02	(.12)	(.09)	(.21)	11.55	21.14		17		1.26		1.16		1.54		.92
10/31/12	8.96	.09	.85	.94	(.11)	(.05)	(.16)	9.74	10.75		14		1.25		1.14		1.53		1.01
Class R-2:
10/31/16	12.15	.09	.26	.35	(.02)	(.57)	(.59)	11.91	3.09		913		1.13		1.11		1.48		.76
10/31/15	12.39	.10	.02	.12	(.06)	(.30)	(.36)	12.15	.95		826		1.14		1.04		1.42		.82
10/31/14	11.53	.09	.95	1.04	(.09)	(.09)	(.18)	12.39	9.11		744		1.17		1.07		1.44		.71
10/31/13	9.72	.11	1.92	2.03	(.13)	(.09)	(.22)	11.53	21.29		631		1.14		1.04		1.42		1.02
10/31/12	8.94	.10	.85	.95	(.12)	(.05)	(.17)	9.72	10.85		463		1.17		1.07		1.46		1.10
Class R-2E:
10/31/16	12.35	.10	.29	.39	(.12)	(.57)	(.69)	12.05	3.40		50		.81		.81		1.18		.81
10/31/15	12.64	.12	.06	.18	(.17)	(.30)	(.47)	12.35	1.44		—	[12]	.83		.73		1.11		.98
10/31/14[7,15]	12.69	.04	(.09)	(.05)	—	—	—	12.64	(.39)[9,11]		—	[12]	.06	[9,11]	.04	[9,11]	.41	[9,11]	.30	[9,11]
Class R-3:
10/31/16	12.28	.14	.27	.41	(.07)	(.57)	(.64)	12.05	3.54		1,237		.71		.69		1.06		1.18
10/31/15	12.52	.15	.01	.16	(.10)	(.30)	(.40)	12.28	1.31		979		.78		.68		1.06		1.18
10/31/14	11.65	.13	.95	1.08	(.12)	(.09)	(.21)	12.52	9.45		815		.79		.69		1.06		1.08
10/31/13	9.81	.15	1.94	2.09	(.16)	(.09)	(.25)	11.65	21.83		662		.79		.69		1.07		1.37
10/31/12	9.03	.14	.84	.98	(.15)	(.05)	(.20)	9.81	11.16		465		.80		.70		1.09		1.45
Class R-4:
10/31/16	12.38	.18	.27	.45	(.11)	(.57)	(.68)	12.15	3.85		1,167		.39		.38		.75		1.47
10/31/15	12.62	.18	.02	.20	(.14)	(.30)	(.44)	12.38	1.62		775		.46		.36		.74		1.48
10/31/14	11.73	.17	.97	1.14	(.16)	(.09)	(.25)	12.62	9.87		517		.47		.37		.74		1.39
10/31/13	9.89	.18	1.94	2.12	(.19)	(.09)	(.28)	11.73	22.03		369		.47		.37		.75		1.68
10/31/12	9.09	.17	.86	1.03	(.18)	(.05)	(.23)	9.89	11.66		246		.47		.37		.76		1.78
Class R-5E:
10/31/16[7,13]	12.41	.17	.29	.46	(.14)	(.57)	(.71)	12.16	3.99	[9]	83		.16	[10]	.16	[10]	.53	[10]	1.45	[10]

78	American Funds Target Date Retirement Series

2025 Fund

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of	Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class R-5:
10/31/16	$12.49	$.21	$.28	$.49	$(.14)	$(.57)	$(.71)	$12.27	4.17%	$543	.09%	.07%	.44%	1.77%
10/31/15	12.72	.22	.02	.24	(.17)	(.30)	(.47)	12.49	1.95	354	.16	.06	.44	1.75
10/31/14	11.82	.20	.98	1.18	(.19)	(.09)	(.28)	12.72	10.16	243	.16	.06	.43	1.65
10/31/13	9.95	.21	1.97	2.18	(.22)	(.09)	(.31)	11.82	22.52	157	.16	.06	.44	1.96
10/31/12	9.15	.19	.86	1.05	(.20)	(.05)	(.25)	9.95	11.91	97	.17	.07	.46	2.05
Class R-6:
10/31/16	12.46	.22	.27	.49	(.14)	(.57)	(.71)	12.24	4.23	2,313	.03	.02	.39	1.87
10/31/15	12.70	.21	.03	.24	(.18)	(.30)	(.48)	12.46	1.92	1,382	.12	.02	.40	1.65
10/31/14	11.79	.20	.99	1.19	(.19)	(.09)	(.28)	12.70	10.31	454	.12	.02	.39	1.64
10/31/13	9.93	.21	1.96	2.17	(.22)	(.09)	(.31)	11.79	22.51	119	.12	.02	.40	1.91
10/31/12	9.13	.18	.88	1.06	(.21)	(.05)	(.26)	9.93	11.98	51	.13	.03	.42	1.94

See page 86 for footnotes.

American Funds Target Date Retirement Series	79

Financial highlights (continued)

2020 Fund

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/16	$11.68	$.19	$.25		$.44	$(.13)	$(.33)	$(.46)	$11.66	3.92%		$1,704		.38%		.37%		.72%		1.66%
10/31/15	11.90	.19	—	[6]	.19	(.14)	(.27)	(.41)	11.68	1.64		1,485		.46		.36		.71		1.60
10/31/14	11.18	.18	.81		.99	(.17)	(.10)	(.27)	11.90	8.93		1,292		.45		.35		.70		1.58
10/31/13	9.81	.18	1.48		1.66	(.20)	(.09)	(.29)	11.18	17.38		1,042		.47		.37		.73		1.78
10/31/12	9.15	.18	.74		.92	(.21)	(.05)	(.26)	9.81	10.35		805		.47		.37		.74		1.96
Class B:
10/31/16	11.57	.11	.24		.35	(.03)	(.33)	(.36)	11.56	3.13		—	[12]	1.15		1.13		1.48		.95
10/31/15	11.84	.10	—	[6]	.10	(.10)	(.27)	(.37)	11.57	.83		1		1.22		1.12		1.47		.85
10/31/14[7,14]	11.29	.05	.50		.55	—	—	—	11.84	4.87	[9]	—	[12]	1.20	[10]	1.10	[10]	1.45	[10]	.64	[10]
Class C:
10/31/16	11.54	.10	.25		.35	(.08)	(.33)	(.41)	11.48	3.18		84		1.13		1.12		1.47		.88
10/31/15	11.84	.09	.01		.10	(.13)	(.27)	(.40)	11.54	.84		48		1.21		1.11		1.46		.77
10/31/14[7,14]	11.29	.05	.50		.55	—	—	—	11.84	4.87	[9]	14		1.21	[10]	1.11	[10]	1.46	[10]	.58	[10]
Class F-1:
10/31/16	11.65	.19	.25		.44	(.14)	(.33)	(.47)	11.62	3.94		13		.39		.38		.73		1.64
10/31/15	11.90	.18	.01		.19	(.17)	(.27)	(.44)	11.65	1.60		7		.48		.38		.73		1.51
10/31/14[7,14]	11.29	.12	.49		.61	—	—	—	11.90	5.40	[9]	2		.47	[10]	.37	[10]	.72	[10]	1.45	[10]
Class F-2:
10/31/16	11.69	.21	.26		.47	(.16)	(.33)	(.49)	11.67	4.23		22		.12		.11		.46		1.86
10/31/15	11.92	.21	.01		.22	(.18)	(.27)	(.45)	11.69	1.84		5		.22		.12		.47		1.77
10/31/14[7,14]	11.29	.13	.50		.63	—	—	—	11.92	5.58	[9]	1		.23	[10]	.13	[10]	.48	[10]	1.62	[10]
Class R-1:
10/31/16	11.48	.10	.25		.35	(.04)	(.33)	(.37)	11.46	3.14		20		1.17		1.16		1.51		.86
10/31/15	11.70	.09	.01		.10	(.05)	(.27)	(.32)	11.48	.80		20		1.24		1.14		1.49		.82
10/31/14	11.00	.09	.79		.88	(.08)	(.10)	(.18)	11.70	8.09		19		1.25		1.15		1.50		.81
10/31/13	9.64	.10	1.47		1.57	(.12)	(.09)	(.21)	11.00	16.55		18		1.25		1.15		1.51		1.02
10/31/12	9.00	.11	.72		.83	(.14)	(.05)	(.19)	9.64	9.49		16		1.25		1.14		1.51		1.20
Class R-2:
10/31/16	11.46	.10	.25		.35	(.05)	(.33)	(.38)	11.43	3.19		733		1.13		1.12		1.47		.92
10/31/15	11.69	.11	—	[6]	.11	(.07)	(.27)	(.34)	11.46	.89		699		1.14		1.04		1.39		.93
10/31/14	10.99	.10	.80		.90	(.10)	(.10)	(.20)	11.69	8.24		664		1.16		1.06		1.41		.88
10/31/13	9.65	.11	1.46		1.57	(.14)	(.09)	(.23)	10.99	16.59		572		1.14		1.04		1.40		1.11
10/31/12	9.01	.12	.72		.84	(.15)	(.05)	(.20)	9.65	9.52		448		1.17		1.07		1.44		1.26
Class R-2E:
10/31/16	11.63	.11	.29		.40	(.15)	(.33)	(.48)	11.55	3.57		43		.81		.80		1.15		.96
10/31/15	11.90	.11	.06		.17	(.17)	(.27)	(.44)	11.63	1.45		1		.85		.75		1.10		.93
10/31/14[7,15]	11.93	.04	(.07)		(.03)	—	—	—	11.90	(.25)[9,11]		—	[12]	.06	[9,11]	.04	[9,11]	.39	[9,11]	.33	[9,11]
Class R-3:
10/31/16	11.58	.15	.25		.40	(.10)	(.33)	(.43)	11.55	3.56		1,148		.71		.69		1.04		1.34
10/31/15	11.80	.15	.01		.16	(.11)	(.27)	(.38)	11.58	1.34		982		.77		.67		1.02		1.29
10/31/14	11.09	.14	.80		.94	(.13)	(.10)	(.23)	11.80	8.60		831		.79		.69		1.04		1.26
10/31/13	9.74	.15	1.46		1.61	(.17)	(.09)	(.26)	11.09	16.97		692		.79		.69		1.05		1.47
10/31/12	9.08	.15	.74		.89	(.18)	(.05)	(.23)	9.74	10.08		530		.79		.69		1.06		1.63
Class R-4:
10/31/16	11.67	.19	.25		.44	(.13)	(.33)	(.46)	11.65	3.96		1,173		.39		.38		.73		1.63
10/31/15	11.89	.19	.01		.20	(.15)	(.27)	(.42)	11.67	1.66		865		.46		.36		.71		1.60
10/31/14	11.17	.18	.81		.99	(.17)	(.10)	(.27)	11.89	8.96		587		.47		.37		.72		1.58
10/31/13	9.81	.18	1.47		1.65	(.20)	(.09)	(.29)	11.17	17.30		449		.47		.37		.73		1.78
10/31/12	9.15	.18	.74		.92	(.21)	(.05)	(.26)	9.81	10.35		324		.47		.37		.74		1.94
Class R-5E:
10/31/16[7,13]	11.67	.18	.29		.47	(.17)	(.33)	(.50)	11.64	4.19	[9]	85		.16	[10]	.16	[10]	.51	[10]	1.64	[10]

80	American Funds Target Date Retirement Series

2020 Fund

		Income (loss) from investment operations[1]				Dividends and distributions						Ratio of	Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class R-5:
10/31/16	$11.76	$.22	$.26		$.48	$(.16)	$(.33)	$(.49)	$11.75	4.29%	$474	.09%	.07%	.42%	1.92%
10/31/15	11.99	.22	—	[6]	.22	(.18)	(.27)	(.45)	11.76	1.83	343	.17	.07	.42	1.85
10/31/14	11.25	.21	.83		1.04	(.20)	(.10)	(.30)	11.99	9.36	238	.16	.06	.41	1.83
10/31/13	9.87	.22	1.48		1.70	(.23)	(.09)	(.32)	11.25	17.73	158	.16	.06	.42	2.08
10/31/12	9.20	.22	.73		.95	(.23)	(.05)	(.28)	9.87	10.73	116	.17	.07	.44	2.28
Class R-6:
10/31/16	11.74	.23	.25		.48	(.17)	(.33)	(.50)	11.72	4.26	2,360	.03	.02	.37	2.02
10/31/15	11.96	.21	.02		.23	(.18)	(.27)	(.45)	11.74	1.96	1,522	.12	.02	.37	1.80
10/31/14	11.23	.21	.82		1.03	(.20)	(.10)	(.30)	11.96	9.33	584	.12	.02	.37	1.77
10/31/13	9.85	.21	1.49		1.70	(.23)	(.09)	(.32)	11.23	17.81	143	.12	.02	.38	2.05
10/31/12	9.18	.21	.75		.96	(.24)	(.05)	(.29)	9.85	10.80	66	.12	.02	.39	2.18

See page 86 for footnotes.

American Funds Target Date Retirement Series	81

Financial highlights (continued)

2015 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/16	$11.07	$.22	$.24	$.46	$(.13)	$(.45)	$(.58)	$10.95	4.40%		$978		.38%		.37%		.70%		2.02%
10/31/15	11.40	.22	(.12)	.10	(.16)	(.27)	(.43)	11.07	.88		912		.47		.37		.71		2.00
10/31/14	10.89	.19	.70	.89	(.18)	(.20)	(.38)	11.40	8.32		865		.47		.37		.70		1.72
10/31/13	9.86	.19	1.21	1.40	(.21)	(.16)	(.37)	10.89	14.67		728		.46		.36		.69		1.82
10/31/12	9.31	.19	.67	.86	(.22)	(.09)	(.31)	9.86	9.54		622		.49		.39		.73		2.04
Class B:
10/31/16	10.97	.15	.24	.39	(.06)	(.45)	(.51)	10.85	3.74	[11]	—	[12]	1.01	[11]	.99	[11]	1.32	[11]	1.42	[11]
10/31/15	11.36	.15	(.12)	.03	(.15)	(.27)	(.42)	10.97	.28	[11]	—	[12]	1.10	[11]	1.00	[11]	1.34	[11]	1.35	[11]
10/31/14[7,14]	10.83	.09	.44	.53	—	—	—	11.36	4.89	[9,11]	—	[12]	1.04	[10,11]	.94	[10,11]	1.27	[10,11]	1.18	[10,11]
Class C:
10/31/16	10.95	.13	.24	.37	(.08)	(.45)	(.53)	10.79	3.59		40		1.14		1.13		1.46		1.26
10/31/15	11.35	.13	(.12)	.01	(.14)	(.27)	(.41)	10.95	.15		28		1.21		1.11		1.45		1.23
10/31/14[7,14]	10.83	.06	.46	.52	—	—	—	11.35	4.80	[9]	9		1.21	[10]	1.11	[10]	1.44	[10]	.83	[10]
Class F-1:
10/31/16	11.05	.21	.24	.45	(.14)	(.45)	(.59)	10.91	4.38		6		.39		.38		.71		1.97
10/31/15	11.40	.22	(.12)	.10	(.18)	(.27)	(.45)	11.05	.90		2		.48		.38		.72		1.97
10/31/14[7,14]	10.83	.12	.45	.57	—	—	—	11.40	5.26	[9]	1		.47	[10]	.37	[10]	.70	[10]	1.55	[10]
Class F-2:
10/31/16	11.09	.24	.24	.48	(.16)	(.45)	(.61)	10.96	4.62		12		.12		.11		.44		2.23
10/31/15	11.42	.25	(.12)	.13	(.19)	(.27)	(.46)	11.09	1.17		3		.22		.12		.46		2.24
10/31/14[7,14]	10.83	.13	.46	.59	—	—	—	11.42	5.45	[9]	1		.23	[10]	.13	[10]	.46	[10]	1.72	[10]
Class R-1:
10/31/16	10.85	.13	.23	.36	(.03)	(.45)	(.48)	10.73	3.50		13		1.18		1.16		1.49		1.23
10/31/15	11.18	.13	(.12)	.01	(.07)	(.27)	(.34)	10.85	.15		12		1.25		1.15		1.49		1.23
10/31/14	10.68	.10	.69	.79	(.09)	(.20)	(.29)	11.18	7.54		14		1.24		1.14		1.47		.96
10/31/13	9.68	.10	1.19	1.29	(.13)	(.16)	(.29)	10.68	13.72		13		1.25		1.15		1.48		1.04
10/31/12	9.15	.12	.66	.78	(.16)	(.09)	(.25)	9.68	8.67		12		1.25		1.14		1.48		1.30
Class R-2:
10/31/16	10.87	.13	.24	.37	(.05)	(.45)	(.50)	10.74	3.61		322		1.14		1.12		1.45		1.27
10/31/15	11.20	.15	(.13)	.02	(.08)	(.27)	(.35)	10.87	.17		336		1.14		1.04		1.38		1.33
10/31/14	10.70	.11	.70	.81	(.11)	(.20)	(.31)	11.20	7.65		357		1.16		1.06		1.39		1.04
10/31/13	9.70	.11	1.19	1.30	(.14)	(.16)	(.30)	10.70	13.82		348		1.14		1.04		1.37		1.14
10/31/12	9.16	.13	.66	.79	(.16)	(.09)	(.25)	9.70	8.84		309		1.17		1.07		1.41		1.35
Class R-2E:
10/31/16	11.04	.16	.25	.41	(.16)	(.45)	(.61)	10.84	3.97		26		.81		.81		1.14		1.49
10/31/15	11.41	.18	(.10)	.08	(.18)	(.27)	(.45)	11.04	.78		—	[12]	.81		.71		1.05		1.61
10/31/14[7,15]	11.42	.04	(.05)	(.01)	—	—	—	11.41	(.09)[9,11]		—	[12]	.06	[9,11]	.04	[9,11]	.37	[9,11]	.37	[9,11]
Class R-3:
10/31/16	10.98	.18	.24	.42	(.09)	(.45)	(.54)	10.86	4.10		513		.71		.70		1.03		1.69
10/31/15	11.31	.19	(.13)	.06	(.12)	(.27)	(.39)	10.98	.57		481		.78		.68		1.02		1.70
10/31/14	10.80	.15	.70	.85	(.14)	(.20)	(.34)	11.31	8.06		485		.79		.69		1.02		1.41
10/31/13	9.79	.15	1.20	1.35	(.18)	(.16)	(.34)	10.80	14.21		438		.79		.69		1.02		1.49
10/31/12	9.25	.16	.66	.82	(.19)	(.09)	(.28)	9.79	9.15		376		.80		.70		1.04		1.73
Class R-4:
10/31/16	11.06	.21	.25	.46	(.13)	(.45)	(.58)	10.94	4.44		425		.39		.38		.71		2.00
10/31/15	11.40	.22	(.13)	.09	(.16)	(.27)	(.43)	11.06	.82		338		.47		.37		.71		2.01
10/31/14	10.88	.19	.71	.90	(.18)	(.20)	(.38)	11.40	8.43		272		.47		.37		.70		1.72
10/31/13	9.86	.18	1.21	1.39	(.21)	(.16)	(.37)	10.88	14.59		217		.47		.37		.70		1.81
10/31/12	9.31	.19	.67	.86	(.22)	(.09)	(.31)	9.86	9.56		182		.47		.37		.71		2.05
Class R-5E:
10/31/16[7,13]	11.04	.21	.29	.50	(.16)	(.45)	(.61)	10.93	4.87	[9]	29		.16	[10]	.16	[10]	.49	[10]	2.01	[10]

82	American Funds Target Date Retirement Series

2015 Fund

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of	Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class R-5:
10/31/16	$11.15	$.25	$.24	$.49	$(.16)	$(.45)	$(.61)	$11.03	4.70%	$181	.09%	.07%	.40%	2.28%
10/31/15	11.48	.26	(.13)	.13	(.19)	(.27)	(.46)	11.15	1.17	141	.17	.07	.41	2.29
10/31/14	10.95	.22	.72	.94	(.21)	(.20)	(.41)	11.48	8.76	126	.16	.06	.39	1.98
10/31/13	9.92	.21	1.22	1.43	(.24)	(.16)	(.40)	10.95	14.94	97	.17	.07	.40	2.09
10/31/12	9.37	.22	.67	.89	(.25)	(.09)	(.34)	9.92	9.82	74	.17	.07	.41	2.30
Class R-6:
10/31/16	11.12	.26	.23	.49	(.16)	(.45)	(.61)	11.00	4.77	850	.03	.02	.35	2.38
10/31/15	11.45	.25	(.12)	.13	(.19)	(.27)	(.46)	11.12	1.22	627	.12	.02	.36	2.22
10/31/14	10.92	.22	.72	.94	(.21)	(.20)	(.41)	11.45	8.83	273	.12	.02	.35	1.99
10/31/13	9.90	.21	1.21	1.42	(.24)	(.16)	(.40)	10.92	14.92	73	.12	.02	.35	2.09
10/31/12	9.34	.22	.69	.91	(.26)	(.09)	(.35)	9.90	10.01	34	.13	.03	.37	2.28

See page 86 for footnotes.

American Funds Target Date Retirement Series	83

Financial highlights (continued)

2010 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/16	$10.36	$.21	$.22	$.43	$(.14)	$(.31)	$(.45)	$10.34	4.38%		$573		.39%		.38%		.71%		2.11%
10/31/15	10.76	.23	(.15)	.08	(.16)	(.32)	(.48)	10.36	.70		576		.46		.36		.69		2.20
10/31/14	10.51	.21	.58	.79	(.22)	(.32)	(.54)	10.76	7.82		592		.47		.37		.70		2.02
10/31/13	9.77	.22	.89	1.11	(.25)	(.12)	(.37)	10.51	11.77		542		.48		.38		.70		2.24
10/31/12	9.37	.24	.60	.84	(.28)	(.16)	(.44)	9.77	9.33		511		.49		.39		.72		2.56
Class B:
10/31/16	10.27	.12	.25	.37	—	(.31)	(.31)	10.33	3.76	[11]	—	[12]	1.05	[11]	1.01	[11]	1.34	[11]	1.24	[11]
10/31/15	10.71	.15	(.15)	—	(.12)	(.32)	(.44)	10.27	(.03)[11]		—	[12]	1.17	[11]	1.07	[11]	1.40	[11]	1.47	[11]
10/31/14[7,14]	10.22	.07	.42	.49	—	—	—	10.71	4.79	[9,11]	—	[12]	1.17	[10,11]	1.07	[10,11]	1.40	[10,11]	.93	[10,11]
Class C:
10/31/16	10.23	.13	.22	.35	(.08)	(.31)	(.39)	10.19	3.66		22		1.14		1.13		1.46		1.34
10/31/15	10.71	.14	(.15)	(.01)	(.15)	(.32)	(.47)	10.23	(.14)		14		1.22		1.12		1.45		1.40
10/31/14[7,14]	10.22	.08	.41	.49	—	—	—	10.71	4.79	[9]	6		1.21	[10]	1.11	[10]	1.44	[10]	1.04	[10]
Class F-1:
10/31/16	10.35	.21	.21	.42	(.15)	(.31)	(.46)	10.31	4.30		3		.39		.38		.71		2.04
10/31/15	10.76	.21	(.14)	.07	(.16)	(.32)	(.48)	10.35	.68		1		.48		.38		.71		2.06
10/31/14[7,14]	10.22	.11	.43	.54	—	—	—	10.76	5.28	[9]	1		.47	[10]	.37	[10]	.70	[10]	1.56	[10]
Class F-2:
10/31/16	10.37	.24	.22	.46	(.17)	(.31)	(.48)	10.35	4.69		5		.13		.12		.45		2.35
10/31/15	10.78	.26	(.16)	.10	(.19)	(.32)	(.51)	10.37	.89		2		.23		.13		.46		2.52
10/31/14[7,14]	10.22	.14	.42	.56	—	—	—	10.78	5.48	[9]	1		.23	[10]	.13	[10]	.46	[10]	1.93	[10]
Class R-1:
10/31/16	10.25	.13	.22	.35	(.06)	(.31)	(.37)	10.23	3.58		5		1.18		1.17		1.50		1.30
10/31/15	10.66	.14	(.15)	(.01)	(.08)	(.32)	(.40)	10.25	(.10)		4		1.25		1.15		1.48		1.40
10/31/14	10.43	.13	.57	.70	(.15)	(.32)	(.47)	10.66	6.91		5		1.25		1.15		1.48		1.23
10/31/13	9.68	.14	.89	1.03	(.16)	(.12)	(.28)	10.43	11.00		4		1.26		1.16		1.48		1.44
10/31/12	9.29	.17	.59	.76	(.21)	(.16)	(.37)	9.68	8.48		4		1.25		1.14		1.47		1.82
Class R-2:
10/31/16	10.19	.14	.21	.35	(.06)	(.31)	(.37)	10.17	3.66		130		1.14		1.12		1.45		1.38
10/31/15	10.60	.16	(.17)	(.01)	(.08)	(.32)	(.40)	10.19	(.10)		135		1.15		1.05		1.38		1.51
10/31/14	10.36	.14	.57	.71	(.15)	(.32)	(.47)	10.60	7.13		149		1.17		1.07		1.40		1.34
10/31/13	9.63	.15	.88	1.03	(.18)	(.12)	(.30)	10.36	11.08		144		1.15		1.05		1.37		1.57
10/31/12	9.25	.18	.58	.76	(.22)	(.16)	(.38)	9.63	8.45		135		1.18		1.08		1.41		1.89
Class R-2E:
10/31/16	10.33	.15	.23	.38	(.17)	(.31)	(.48)	10.23	3.92		16		.81		.81		1.14		1.52
10/31/15	10.77	.19	(.13)	.06	(.18)	(.32)	(.50)	10.33	.58		—	[12]	.78		.68		1.01		1.81
10/31/14[7,15]	10.78	.04	(.05)	(.01)	—	—	—	10.77	(.09)[9,11]		—	[12]	.06	[9,11]	.04	[9,11]	.37	[9,11]	.42	[9,11]
Class R-3:
10/31/16	10.29	.18	.21	.39	(.11)	(.31)	(.42)	10.26	3.99		262		.72		.70		1.03		1.79
10/31/15	10.69	.19	(.15)	.04	(.12)	(.32)	(.44)	10.29	.38		223		.79		.69		1.02		1.86
10/31/14	10.45	.18	.57	.75	(.19)	(.32)	(.51)	10.69	7.44		205		.79		.69		1.02		1.70
10/31/13	9.71	.19	.89	1.08	(.22)	(.12)	(.34)	10.45	11.47		197		.79		.69		1.01		1.93
10/31/12	9.32	.21	.59	.80	(.25)	(.16)	(.41)	9.71	8.90		178		.80		.70		1.03		2.25
Class R-4:
10/31/16	10.35	.21	.21	.42	(.14)	(.31)	(.45)	10.32	4.34		303		.40		.38		.71		2.09
10/31/15	10.76	.23	(.16)	.07	(.16)	(.32)	(.48)	10.35	.63		236		.47		.37		.70		2.19
10/31/14	10.51	.21	.58	.79	(.22)	(.32)	(.54)	10.76	7.84		170		.47		.37		.70		2.02
10/31/13	9.77	.22	.89	1.11	(.25)	(.12)	(.37)	10.51	11.79		138		.47		.37		.69		2.24
10/31/12	9.37	.24	.60	.84	(.28)	(.16)	(.44)	9.77	9.34		114		.47		.37		.70		2.57
Class R-5E:
10/31/16[7,13]	10.32	.21	.27	.48	(.17)	(.31)	(.48)	10.32	4.97	[9]	33		.17	[10]	.17	[10]	.50	[10]	2.12	[10]

84	American Funds Target Date Retirement Series

2010 Fund

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of	Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class R-5:
10/31/16	$10.43	$.24	$.22	$.46	$(.17)	$(.31)	$(.48)	$10.41	4.67%	$119	.09%	.08%	.41%	2.38%
10/31/15	10.83	.26	(.15)	.11	(.19)	(.32)	(.51)	10.43	1.01	88	.18	.08	.41	2.45
10/31/14	10.58	.23	.59	.82	(.25)	(.32)	(.57)	10.83	8.11	71	.17	.07	.40	2.22
10/31/13	9.83	.25	.90	1.15	(.28)	(.12)	(.40)	10.58	12.15	43	.17	.07	.39	2.48
10/31/12	9.43	.27	.60	.87	(.31)	(.16)	(.47)	9.83	9.60	46	.17	.07	.40	2.89
Class R-6:
10/31/16	10.40	.26	.20	.46	(.17)	(.31)	(.48)	10.38	4.75	571	.04	.02	.35	2.51
10/31/15	10.81	.24	(.14)	.10	(.19)	(.32)	(.51)	10.40	.95	490	.13	.03	.36	2.33
10/31/14	10.56	.23	.60	.83	(.26)	(.32)	(.58)	10.81	8.18	163	.12	.02	.35	2.22
10/31/13	9.81	.25	.90	1.15	(.28)	(.12)	(.40)	10.56	12.21	41	.12	.02	.34	2.53
10/31/12	9.41	.27	.60	.87	(.31)	(.16)	(.47)	9.81	9.68	19	.13	.03	.36	2.86

See page 86 for footnotes.

American Funds Target Date Retirement Series	85

Financial highlights (continued)

	Period ended October 31
Portfolio turnover rate for all share classes	2016	2015	2014	2013	2012
2060 Fund	12%	20%[7,8,9]
2055 Fund	3	6	2%	6%	10%
2050 Fund	2	6	1	2	3
2045 Fund	3	5	1	2	3
2040 Fund	2	5	1	2	2
2035 Fund	3	5	1	2	3
2030 Fund	3	6	2	2	4
2025 Fund	5	9	3	2	3
2020 Fund	5	8	4	3	4
2015 Fund	8	15	6	7	8
2010 Fund	14	19	17	18	10

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. During some of the periods shown, CRMC reimbursed other fees and expenses during the funds’ startup period and paid a portion of the funds’ administrative services fees for certain retirement plan share classes.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See Expense Example for further information regarding fees and expenses.
[6]	Amount less than $.01.
[7]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[8]	For the period March 27, 2015, commencement of operations, through October 31, 2015.
[9]	Not annualized.
[10]	Annualized.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Amount less than $1 million.
[13]	Class R-5E shares were offered beginning November 20, 2015.
[14]	Class B, C, F-1 and F-2 shares were offered beginning February 21, 2014.
[15]	Class R-2E shares were offered beginning August 29, 2014.

See Notes to Financial Statements

86	American Funds Target Date Retirement Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the American Funds Target Date Retirement Series:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds Target Date Retirement Series comprising the American Funds 2060 Target Date Retirement Fund, American Funds 2055 Target Date Retirement Fund, American Funds 2050 Target Date Retirement Fund, American Funds 2045 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund and American Funds 2010 Target Date Retirement Fund (the “Series”), as of October 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended (as to the American Funds 2060 Target Date Retirement Fund, for the year ended October 31, 2016 and the period March 27, 2015 (commencement of operations) through October 31, 2015) and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of October 31, 2016, by correspondence with the custodian and transfer agent; where replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds Target Date Retirement Series as of October 31, 2016, the results of their operations for the year then ended October 31, 2016, the changes in their net assets for each of the two years in the period then ended (as to the American Funds 2060 Target Date Retirement Fund, for the year ended October 31, 2016 and the period March 27, 2015 (commencement of operations) through October 31, 2015), and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California

December 8, 2016

American Funds Target Date Retirement Series	87

Tax Information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2016:

	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Long-term capital gains	$16,000	$24,493,000	$79,341,000	$94,019,000	$159,314,000
Foreign taxes (per share)	$0.002	$0.004	$0.004	$0.004	$0.004
Foreign source income (per share)	$0.03	$0.06	$0.05	$0.05	$0.05
Qualified dividend income	100%	100%	100%	100%	100%
Corporate dividends received deduction	100%	100%	100%	100%	100%
U.S. government income that may be exempt from state taxation	$39,000	$476,000	$1,249,000	$1,579,000	$2,423,000

	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund
Long-term capital gains	$201,771,000	$270,921,000	$278,541,000	$171,432,000	$118,889,000
Foreign taxes (per share)	$0.003	$0.003	$0.003	$0.002	$0.001
Foreign source income (per share)	$0.04	$0.04	$0.04	$0.04	$0.02
Qualified dividend income	100%	100%	100%	100%	100%
Corporate dividends received deduction	100%	100%	100%	$62,801,000	$30,451,000
U.S. government income that may be exempt from state taxation	$3,848,000	$8,416,000	$11,246,000	$15,126,000	$7,695,000

2010 Fund
Long-term capital gains	$53,066,000
Foreign taxes (per share)	$0.001
Foreign source income (per share)	$0.02
Qualified dividend income	100%
Corporate dividends received deduction	$19,712,000
U.S. government income that may be exempt from state taxation	$4,852,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2017, to determine the calendar year amounts to be included on their 2016 tax returns. Shareholders should consult their tax advisors.

88	American Funds Target Date Retirement Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2016, through October 31, 2016).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Target Date Retirement Series	89

2060 Fund

	Beginning account value 5/1/2016	Ending account value 10/31/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,036.33	$1.54	.30%	$3.64	.71%
Class A – assumed 5% return	1,000.00	1,023.69	1.53	.30	3.62	.71
Class B – actual return	1,000.00	1,035.25	2.51	.49	4.62	.90
Class B – assumed 5% return	1,000.00	1,022.74	2.50	.49	4.58	.90
Class C – actual return	1,000.00	1,031.41	5.84	1.14	7.94	1.55
Class C – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.88	1.55
Class F-1 – actual return	1,000.00	1,035.22	1.74	.34	3.85	.75
Class F-1 – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.82	.75
Class F-2 – actual return	1,000.00	1,036.22	.72	.14	2.82	.55
Class F-2 – assumed 5% return	1,000.00	1,024.50	.71	.14	2.80	.55
Class R-1 – actual return	1,000.00	1,031.31	5.63	1.10	7.73	1.51
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.68	1.51
Class R-2 – actual return	1,000.00	1,031.41	6.04	1.18	8.14	1.59
Class R-2 – assumed 5% return	1,000.00	1,019.26	6.01	1.18	8.08	1.59
Class R-2E – actual return	1,000.00	1,033.26	4.36	.85	6.46	1.26
Class R-2E – assumed 5% return	1,000.00	1,020.92	4.33	.85	6.41	1.26
Class R-3 – actual return	1,000.00	1,033.33	3.74	.73	5.84	1.14
Class R-3 – assumed 5% return	1,000.00	1,021.53	3.72	.73	5.80	1.14
Class R-4 – actual return	1,000.00	1,034.24	2.10	.41	4.20	.82
Class R-4 – assumed 5% return	1,000.00	1,023.14	2.09	.41	4.18	.82
Class R-5E – actual return	1,000.00	1,036.29	1.08	.21	3.18	.62
Class R-5E – assumed 5% return	1,000.00	1,024.15	1.07	.21	3.16	.62
Class R-5 – actual return	1,000.00	1,036.19	.51	.10	2.62	.51
Class R-5 – assumed 5% return	1,000.00	1,024.70	.51	.10	2.60	.51
Class R-6 – actual return	1,000.00	1,037.19	.26	.05	2.36	.46
Class R-6 – assumed 5% return	1,000.00	1,024.95	.26	.05	2.35	.46

90	American Funds Target Date Retirement Series

2055 Fund

	Beginning account value 5/1/2016	Ending account value 10/31/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,035.34	$1.69	.33%	$3.80	.74%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.77	.74
Class B – actual return	1,000.00	1,034.66	2.72	.53	4.82	.94
Class B – assumed 5% return	1,000.00	1,022.53	2.70	.53	4.79	.94
Class C – actual return	1,000.00	1,031.79	5.74	1.12	7.84	1.53
Class C – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.78	1.53
Class F-1 – actual return	1,000.00	1,034.76	1.85	.36	3.95	.77
Class F-1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.92	.77
Class F-2 – actual return	1,000.00	1,036.62	.56	.11	2.67	.52
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.65	.52
Class R-1 – actual return	1,000.00	1,031.29	5.94	1.16	8.04	1.57
Class R-1 – assumed 5% return	1,000.00	1,019.36	5.90	1.16	7.98	1.57
Class R-2 – actual return	1,000.00	1,031.24	5.79	1.13	7.88	1.54
Class R-2 – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.83	1.54
Class R-2E – actual return	1,000.00	1,032.92	4.36	.85	6.46	1.26
Class R-2E – assumed 5% return	1,000.00	1,020.92	4.33	.85	6.41	1.26
Class R-3 – actual return	1,000.00	1,033.64	3.54	.69	5.64	1.10
Class R-3 – assumed 5% return	1,000.00	1,021.73	3.52	.69	5.60	1.10
Class R-4 – actual return	1,000.00	1,035.39	1.95	.38	4.05	.79
Class R-4 – assumed 5% return	1,000.00	1,023.29	1.94	.38	4.02	.79
Class R-5E – actual return	1,000.00	1,036.72	.87	.17	2.98	.58
Class R-5E – assumed 5% return	1,000.00	1,024.35	.87	.17	2.96	.58
Class R-5 – actual return	1,000.00	1,036.42	.36	.07	2.46	.48
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.45	.48
Class R-6 – actual return	1,000.00	1,037.03	.10	.02	2.21	.43
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	2.19	.43

See page 100 for footnotes.

American Funds Target Date Retirement Series	91

2050 Fund

	Beginning account value 5/1/2016	Ending account value 10/31/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,035.65	$1.69	.33%	$3.80	.74%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.77	.74
Class B – actual return	1,000.00	1,033.38	3.84	.75	5.95	1.16
Class B – assumed 5% return	1,000.00	1,021.42	3.82	.75	5.90	1.16
Class C – actual return	1,000.00	1,031.22	5.68	1.11	7.78	1.52
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.73	1.52
Class F-1 – actual return	1,000.00	1,034.93	1.85	.36	3.95	.77
Class F-1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.92	.77
Class F-2 – actual return	1,000.00	1,036.46	.56	.11	2.67	.52
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.65	.52
Class R-1 – actual return	1,000.00	1,030.52	5.94	1.16	8.04	1.57
Class R-1 – assumed 5% return	1,000.00	1,019.36	5.90	1.16	7.98	1.57
Class R-2 – actual return	1,000.00	1,031.32	5.84	1.14	7.94	1.55
Class R-2 – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.88	1.55
Class R-2E – actual return	1,000.00	1,032.68	4.35	.85	6.46	1.26
Class R-2E – assumed 5% return	1,000.00	1,020.92	4.33	.85	6.41	1.26
Class R-3 – actual return	1,000.00	1,033.52	3.54	.69	5.64	1.10
Class R-3 – assumed 5% return	1,000.00	1,021.73	3.52	.69	5.60	1.10
Class R-4 – actual return	1,000.00	1,034.90	1.95	.38	4.05	.79
Class R-4 – assumed 5% return	1,000.00	1,023.29	1.94	.38	4.02	.79
Class R-5E – actual return	1,000.00	1,036.56	.87	.17	2.98	.58
Class R-5E – assumed 5% return	1,000.00	1,024.35	.87	.17	2.96	.58
Class R-5 – actual return	1,000.00	1,037.03	.36	.07	2.46	.48
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.45	.48
Class R-6 – actual return	1,000.00	1,037.12	.05	.01	2.16	.42
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.14	.42

92	American Funds Target Date Retirement Series

2045 Fund

	Beginning account value 5/1/2016	Ending account value 10/31/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,034.84	$1.64	.32%	$3.74	.73%
Class A – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.72	.73
Class B – actual return	1,000.00	1,031.12	5.38	1.05	7.47	1.46
Class B – assumed 5% return	1,000.00	1,019.91	5.35	1.05	7.43	1.46
Class C – actual return	1,000.00	1,031.30	5.68	1.11	7.78	1.52
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.73	1.52
Class F-1 – actual return	1,000.00	1,034.92	1.90	.37	4.00	.78
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.97	.78
Class F-2 – actual return	1,000.00	1,036.39	.51	.10	2.62	.51
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51	.10	2.60	.51
Class R-1 – actual return	1,000.00	1,031.45	5.89	1.15	7.99	1.56
Class R-1 – assumed 5% return	1,000.00	1,019.41	5.85	1.15	7.93	1.56
Class R-2 – actual return	1,000.00	1,031.53	5.84	1.14	7.94	1.55
Class R-2 – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.88	1.55
Class R-2E – actual return	1,000.00	1,031.90	4.30	.84	6.40	1.25
Class R-2E – assumed 5% return	1,000.00	1,020.97	4.28	.84	6.36	1.25
Class R-3 – actual return	1,000.00	1,033.60	3.54	.69	5.64	1.10
Class R-3 – assumed 5% return	1,000.00	1,021.73	3.52	.69	5.60	1.10
Class R-4 – actual return	1,000.00	1,034.89	1.95	.38	4.05	.79
Class R-4 – assumed 5% return	1,000.00	1,023.29	1.94	.38	4.02	.79
Class R-5E – actual return	1,000.00	1,035.71	.87	.17	2.98	.58
Class R-5E – assumed 5% return	1,000.00	1,024.35	.87	.17	2.96	.58
Class R-5 – actual return	1,000.00	1,036.16	.36	.07	2.46	.48
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.45	.48
Class R-6 – actual return	1,000.00	1,036.27	.05	.01	2.16	.42
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.14	.42

See page 100 for footnotes.

American Funds Target Date Retirement Series	93

2040 Fund

	Beginning account value 5/1/2016	Ending account value 10/31/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,034.34	$1.69	.33%	$3.79	.74%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.77	.74
Class B – actual return	1,000.00	1,030.55	5.63	1.10	7.73	1.51
Class B – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.68	1.51
Class C – actual return	1,000.00	1,029.91	5.68	1.11	7.78	1.52
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.73	1.52
Class F-1 – actual return	1,000.00	1,034.43	1.85	.36	3.95	.77
Class F-1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.92	.77
Class F-2 – actual return	1,000.00	1,035.94	.51	.10	2.62	.51
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51	.10	2.60	.51
Class R-1 – actual return	1,000.00	1,030.08	5.94	1.16	8.03	1.57
Class R-1 – assumed 5% return	1,000.00	1,019.36	5.90	1.16	7.98	1.57
Class R-2 – actual return	1,000.00	1,030.11	5.83	1.14	7.93	1.55
Class R-2 – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.88	1.55
Class R-2E – actual return	1,000.00	1,032.20	4.35	.85	6.45	1.26
Class R-2E – assumed 5% return	1,000.00	1,020.92	4.33	.85	6.41	1.26
Class R-3 – actual return	1,000.00	1,032.20	3.53	.69	5.63	1.10
Class R-3 – assumed 5% return	1,000.00	1,021.73	3.52	.69	5.60	1.10
Class R-4 – actual return	1,000.00	1,034.40	1.95	.38	4.05	.79
Class R-4 – assumed 5% return	1,000.00	1,023.29	1.94	.38	4.02	.79
Class R-5E – actual return	1,000.00	1,036.03	.82	.16	2.93	.57
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	2.91	.57
Class R-5 – actual return	1,000.00	1,035.68	.36	.07	2.46	.48
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.45	.48
Class R-6 – actual return	1,000.00	1,035.79	.05	.01	2.16	.42
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.14	.42

94	American Funds Target Date Retirement Series

2035 Fund

	Beginning account value 5/1/2016	Ending account value 10/31/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,033.22	$1.74	.34%	$3.79	.74%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.77	.74
Class B – actual return	1,000.00	1,029.41	5.73	1.12	7.78	1.52
Class B – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.73	1.52
Class C – actual return	1,000.00	1,029.56	5.68	1.11	7.72	1.51
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.68	1.51
Class F-1 – actual return	1,000.00	1,033.31	1.85	.36	3.90	.76
Class F-1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.87	.76
Class F-2 – actual return	1,000.00	1,034.03	.46	.09	2.51	.49
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46	.09	2.50	.49
Class R-1 – actual return	1,000.00	1,028.97	5.88	1.15	7.93	1.55
Class R-1 – assumed 5% return	1,000.00	1,019.41	5.85	1.15	7.88	1.55
Class R-2 – actual return	1,000.00	1,029.72	5.83	1.14	7.88	1.54
Class R-2 – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.83	1.54
Class R-2E – actual return	1,000.00	1,031.07	4.30	.84	6.35	1.24
Class R-2E – assumed 5% return	1,000.00	1,020.97	4.28	.84	6.31	1.24
Class R-3 – actual return	1,000.00	1,031.07	3.53	.69	5.58	1.09
Class R-3 – assumed 5% return	1,000.00	1,021.73	3.52	.69	5.55	1.09
Class R-4 – actual return	1,000.00	1,033.31	1.95	.38	4.00	.78
Class R-4 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.97	.78
Class R-5E – actual return	1,000.00	1,034.12	.82	.16	2.87	.56
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	2.85	.56
Class R-5 – actual return	1,000.00	1,034.62	.36	.07	2.41	.47
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.40	.47
Class R-6 – actual return	1,000.00	1,035.57	.05	.01	2.10	.41
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.09	.41

See page 100 for footnotes.

American Funds Target Date Retirement Series	95

2030 Fund

	Beginning account value 5/1/2016	Ending account value 10/31/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,030.01	$1.74	.34%	$3.74	.73%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.72	.73
Class B – actual return	1,000.00	1,026.16	5.67	1.11	7.66	1.50
Class B – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.63	1.50
Class C – actual return	1,000.00	1,026.29	5.67	1.11	7.66	1.50
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.63	1.50
Class F-1 – actual return	1,000.00	1,030.13	1.84	.36	3.84	.75
Class F-1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.82	.75
Class F-2 – actual return	1,000.00	1,030.82	.51	.10	2.51	.49
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51	.10	2.50	.49
Class R-1 – actual return	1,000.00	1,025.47	5.87	1.15	7.86	1.54
Class R-1 – assumed 5% return	1,000.00	1,019.41	5.85	1.15	7.83	1.54
Class R-2 – actual return	1,000.00	1,026.42	5.82	1.14	7.81	1.53
Class R-2 – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.78	1.53
Class R-2E – actual return	1,000.00	1,027.77	4.29	.84	6.29	1.23
Class R-2E – assumed 5% return	1,000.00	1,020.97	4.28	.84	6.26	1.23
Class R-3 – actual return	1,000.00	1,028.64	3.53	.69	5.52	1.08
Class R-3 – assumed 5% return	1,000.00	1,021.73	3.52	.69	5.50	1.08
Class R-4 – actual return	1,000.00	1,030.06	1.94	.38	3.94	.77
Class R-4 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.92	.77
Class R-5E – actual return	1,000.00	1,030.90	.82	.16	2.82	.55
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	2.80	.55
Class R-5 – actual return	1,000.00	1,031.42	.36	.07	2.36	.46
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.35	.46
Class R-6 – actual return	1,000.00	1,031.53	.05	.01	2.05	.40
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.04	.40

96	American Funds Target Date Retirement Series

2025 Fund

	Beginning account value 5/1/2016	Ending account value 10/31/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,025.27	$1.84	.36%	$3.73	.73%
Class A – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.72	.73
Class B – actual return	1,000.00	1,021.19	5.71	1.12	7.59	1.49
Class B – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.58	1.49
Class C – actual return	1,000.00	1,021.33	5.66	1.11	7.54	1.48
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.53	1.48
Class F-1 – actual return	1,000.00	1,024.52	1.89	.37	3.78	.74
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.77	.74
Class F-2 – actual return	1,000.00	1,026.12	.51	.10	2.40	.47
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51	.10	2.40	.47
Class R-1 – actual return	1,000.00	1,021.37	5.86	1.15	7.74	1.52
Class R-1 – assumed 5% return	1,000.00	1,019.41	5.85	1.15	7.73	1.52
Class R-2 – actual return	1,000.00	1,021.44	5.81	1.14	7.69	1.51
Class R-2 – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.68	1.51
Class R-2E – actual return	1,000.00	1,022.06	4.28	.84	6.17	1.21
Class R-2E – assumed 5% return	1,000.00	1,020.97	4.28	.84	6.16	1.21
Class R-3 – actual return	1,000.00	1,023.79	3.52	.69	5.41	1.06
Class R-3 – assumed 5% return	1,000.00	1,021.73	3.52	.69	5.40	1.06
Class R-4 – actual return	1,000.00	1,025.31	1.94	.38	3.83	.75
Class R-4 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.82	.75
Class R-5E – actual return	1,000.00	1,027.02	.82	.16	2.71	.53
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	2.70	.53
Class R-5 – actual return	1,000.00	1,026.78	.36	.07	2.25	.44
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.24	.44
Class R-6 – actual return	1,000.00	1,026.85	.05	.01	1.94	.38
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.94	.38

See page 100 for footnotes.

American Funds Target Date Retirement Series	97

2020 Fund

	Beginning account value 5/1/2016	Ending account value 10/31/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,022.80	$1.84	.36%	$3.62	.71%
Class A – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.62	.71
Class B – actual return	1,000.00	1,018.51	5.65	1.11	7.43	1.46
Class B – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.43	1.46
Class C – actual return	1,000.00	1,018.63	5.65	1.11	7.43	1.46
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.43	1.46
Class F-1 – actual return	1,000.00	1,022.89	1.89	.37	3.67	.72
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.67	.72
Class F-2 – actual return	1,000.00	1,023.68	.51	.10	2.30	.45
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51	.10	2.29	.45
Class R-1 – actual return	1,000.00	1,018.67	5.90	1.16	7.68	1.51
Class R-1 – assumed 5% return	1,000.00	1,019.36	5.90	1.16	7.68	1.51
Class R-2 – actual return	1,000.00	1,018.72	5.85	1.15	7.63	1.50
Class R-2 – assumed 5% return	1,000.00	1,019.41	5.85	1.15	7.63	1.50
Class R-2E – actual return	1,000.00	1,021.22	4.28	.84	6.06	1.19
Class R-2E – assumed 5% return	1,000.00	1,020.97	4.28	.84	6.06	1.19
Class R-3 – actual return	1,000.00	1,020.32	3.51	.69	5.30	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.73	3.52	.69	5.30	1.04
Class R-4 – actual return	1,000.00	1,022.82	1.94	.38	3.72	.73
Class R-4 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.72	.73
Class R-5E – actual return	1,000.00	1,023.75	.82	.16	2.60	.51
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	2.60	.51
Class R-5 – actual return	1,000.00	1,024.41	.36	.07	2.14	.42
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.14	.42
Class R-6 – actual return	1,000.00	1,024.48	.05	.01	1.84	.36
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.84	.36

98	American Funds Target Date Retirement Series

2015 Fund

	Beginning account value 5/1/2016	Ending account value 10/31/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,022.41	$1.84	.36%	$3.52	.69%
Class A – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.52	.69
Class B – actual return	1,000.00	1,019.74	4.84	.95	6.52	1.28
Class B – assumed 5% return	1,000.00	1,020.42	4.84	.95	6.51	1.28
Class C – actual return	1,000.00	1,018.89	5.65	1.11	7.33	1.44
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.32	1.44
Class F-1 – actual return	1,000.00	1,022.50	1.89	.37	3.57	.70
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.57	.70
Class F-2 – actual return	1,000.00	1,023.35	.56	.11	2.24	.44
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.24	.44
Class R-1 – actual return	1,000.00	1,018.03	5.85	1.15	7.53	1.48
Class R-1 – assumed 5% return	1,000.00	1,019.41	5.85	1.15	7.53	1.48
Class R-2 – actual return	1,000.00	1,018.01	5.85	1.15	7.53	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.41	5.85	1.15	7.53	1.48
Class R-2E – actual return	1,000.00	1,020.72	4.28	.84	5.96	1.17
Class R-2E – assumed 5% return	1,000.00	1,020.97	4.28	.84	5.96	1.17
Class R-3 – actual return	1,000.00	1,021.63	3.52	.69	5.20	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.73	3.52	.69	5.19	1.02
Class R-4 – actual return	1,000.00	1,022.43	1.94	.38	3.62	.71
Class R-4 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.62	.71
Class R-5E – actual return	1,000.00	1,023.41	.82	.16	2.50	.49
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	2.50	.49
Class R-5 – actual return	1,000.00	1,024.15	.36	.07	2.04	.40
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.04	.40
Class R-6 – actual return	1,000.00	1,024.21	.05	.01	1.73	.34
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.73	.34

See page 100 for footnotes.

American Funds Target Date Retirement Series	99

2010 Fund

	Beginning account value 5/1/2016	Ending account value 10/31/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,021.74	$1.83	.36%	$3.52	.69%
Class A – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.52	.69
Class B – actual return	1,000.00	1,018.73	3.97	.78	5.65	1.11
Class B – assumed 5% return	1,000.00	1,021.27	3.97	.78	5.65	1.11
Class C – actual return	1,000.00	1,017.98	5.65	1.11	7.32	1.44
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.32	1.44
Class F-1 – actual return	1,000.00	1,020.79	1.88	.37	3.57	.70
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.57	.70
Class F-2 – actual return	1,000.00	1,023.74	.46	.09	2.14	.42
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46	.09	2.14	.42
Class R-1 – actual return	1,000.00	1,017.91	5.90	1.16	7.58	1.49
Class R-1 – assumed 5% return	1,000.00	1,019.36	5.90	1.16	7.58	1.49
Class R-2 – actual return	1,000.00	1,018.02	5.85	1.15	7.53	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.41	5.85	1.15	7.53	1.48
Class R-2E – actual return	1,000.00	1,018.93	4.27	.84	5.95	1.17
Class R-2E – assumed 5% return	1,000.00	1,020.97	4.28	.84	5.96	1.17
Class R-3 – actual return	1,000.00	1,019.89	3.56	.70	5.24	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.68	3.57	.70	5.24	1.03
Class R-4 – actual return	1,000.00	1,021.78	1.94	.38	3.62	.71
Class R-4 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.62	.71
Class R-5E – actual return	1,000.00	1,022.79	.82	.16	2.50	.49
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	2.50	.49
Class R-5 – actual return	1,000.00	1,023.59	.36	.07	2.04	.40
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.04	.40
Class R-6 – actual return	1,000.00	1,022.66	.05	.01	1.73	.34
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.73	.34

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

100	American Funds Target Date Retirement Series

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2009	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation
James G. Ellis, 1947	2010	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	81	Mercury General Corporation
Leonard R. Fuller, 1946	2007	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	81	None
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2010	Private investor	81	None
Merit E. Janow, 1958	2007	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; Trimble Navigation Limited
Laurel B. Mitchell, PhD, 1955	2010	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	77	None
Frank M. Sanchez, 1943	2010	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	77	None
Margaret Spellings, 1957	2010	President, The University of North Carolina; former President George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	82	ClubCorp Holdings, Inc.
Steadman Upham, PhD, 1949	2010	President Emeritus and University Professor, The University of Tulsa	80	None

American Funds Target Date Retirement Series	101

Interested trustees4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
John H. Smet, 1956 Vice Chairman of the Board	2007	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company	23	None
Michael J. Downer, 1955 President	2006	Director, Senior Vice President and Secretary, Capital Research and Management Company; Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chairman of the Board, Capital Bank and Trust Company[6]	11	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 103 for footnotes.

102	American Funds Target Date Retirement Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Alan N. Berro, 1960 Senior Vice President	2007	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Joanna F. Jonsson, 1963 Senior Vice President	2014	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]
James B. Lovelace, 1956 Senior Vice President	2007	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Wesley K.-S. Phoa, 1966 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company;
Partner — Capital Fixed Income Investors, Capital Bank and Trust Company;[6]
		Vice President, Capital Strategy Research, Inc.[6]
Andrew B. Suzman, 1967 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Strategy Research, Inc.;[6] Director, The Capital Group Companies, Inc.[6]
Bradley J. Vogt, 1965 Senior Vice President	2012	Chairman, Capital Research Company;[6] Partner — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]
Richard M. Lang, 1969 Vice President	2015	Vice President, American Funds Distributors, Inc.[6]
Maria T. Manotok, 1974 Vice President	2010	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Guardian Trust Company[6]
Steven I. Koszalka, 1964 Secretary	2006	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2007	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the directors/trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Target Date Retirement Series	103

Offices of the series and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

104	American Funds Target Date Retirement Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds Target Date Retirement Series portfolios.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2016 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

©2016 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

The American Funds Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:

a) Audit Fees:

2015 $78,000

2016 $97,000

b) Audit-Related Fees:

2015 $10,000

2016 $11,000

c) Tax Fees:

2015 $36,000

2016 $39,000

The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:

2015 None

2016 None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:

Not Applicable

b) Audit-Related Fees:

2015 $1,143,000

2016 $1,138,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

2015 None

2016 None

The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:

2015 $5,000

2016 $3,000

The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,470,000 for fiscal year 2015 and $1,243,000 for fiscal year 2016. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By ___/s/ Michael J. Downer_________________
Michael J. Downer, President and Principal Executive Officer

Date: December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By ___/s/ Michael J. Downer_________________
Michael J. Downer, President and Principal Executive Officer

Date: December 27, 2016

By __/s/ Gregory F. Niland__________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 27, 2016